UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court Suite 700 Dallas, Texas 75201
(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P. 200 Crescent Court Suite 700 Dallas, Texas 75201
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (877) 665-1287

Date of fiscal year end:  June 30

Date of reporting period:  December 31, 2015

Item 1:  Reports to Stockholders.

A copy of the Reports to Shareholders transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

Highland Funds I

Highland Long/Short Equity Fund

Highland Long/Short Healthcare Fund

Highland Floating Rate Opportunities Fund

Highland Opportunistic Credit Fund

Semi-Annual Report

December 31, 2015

Highland Funds I

Highland Long/Short Equity Fund

Highland Long/Short Healthcare Fund

Highland Floating Rate Opportunities Fund

Highland Opportunistic Credit Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Long/Short Equity Fund

Objective

Highland Long/Short Equity Fund seeks consistent, above average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

Net Assets as of December 31, 2015

$888.1 million

Portfolio Data as of December 31, 2015

The information below provides a snapshot of Highland Long/Short Equity Fund at the end of the reporting period. Highland Long/Short Equity Fund is actively managed and the composition of its portfolio will change over time.

Sectors as of 12/31/2015 (%)(1)(2)	Long Exposure	Short Exposure	Net Exposure
Consumer Discretionary	17.0	(4.5)	12.5
Consumer Staples	3.9	(2.3)	1.6
Energy	3.9	(1.0)	2.9
Financial	16.8	(4.2)	12.6
Healthcare	5.8	(0.7)	5.1
Industrials	3.9	(3.6)	0.3
Information Technology	26.9	(4.7)	22.2
Materials	2	(1.2)	0.8
Telecommunication Services	1.2	—	1.2
Utilities	—	(0.3)	(0.3)

Top 5 Holdings as of 12/31/2015 (%)(1)(2) Long Securities		Short Securities
CIT Group, Inc.	4.4	Cognizant Technology Solutions Corp., Class A	(1.4)
CDK Global, Inc.	3.8	Texas Instruments, Inc.	(1.3)
Alphabet, Inc., Class C	3.5	Martin Marietta Materials, Inc.	(1.2)
Norwegian Cruise Line Holdings, Ltd.	3.1	Polaris Industries, Inc.	(1.2)
Kraft Heinz Co. (The)	2.6	Expeditors International of Washington, Inc.	(1.2)

The Fund’s investment activities, such as short sales, which theoretically involve unlimited loss potential, involve a significant degree of risk. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund were diversified.

Please refer to Note 9, Disclosure of Significant Risks and Contingencies, for more information.

(1)	Long and short sectors and securities are calculated as a percentage of total net assets.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland Long/Short Healthcare Fund

Objective

Highland Long/Short Healthcare Fund seeks long-term capital appreciation.

Net Assets as of December 31, 2015

$599.9 million

Portfolio Data as of December 31, 2015

The information below provides a snapshot of Highland Long/Short Healthcare Fund at the end of the reporting period. Highland Long/Short Healthcare Fund is actively managed and the composition of its portfolio will change over time.

Sectors as of 12/31/2015 (%)(1)(2)	Long Exposure	Short Exposure	Net Exposure
Consumer Discretionary	0.3	—	0.3
Consumer Staples	—	(1.5)	(1.5)
Financial	0.4	(1.9)	(1.5)
Healthcare: Biotechnology	26.1	(17.3)	8.8
Healthcare Distributors	1.3	—	1.3
Healthcare Equipment	14.0	(7.9)	6.1
Healthcare Facilities	9.2	(1.2)	8.0
Healthcare Services	1.9	(1.1)	0.8
Healthcare Supplies	3.4	(1.7)	1.7
Healthcare Technology	1.8	—	1.8
Life Sciences Tools & Services	2.1	(7.9)	(5.8)
Managed Healthcare	6.3	(0.5)	5.8
Pharmaceuticals	33.0	(8.7)	24.3
Industrials	—	(0.4)	(0.4)

Top 5 Holdings as of 12/31/2015 (%)(1)(2) Long Securities		Short Securities
Bristol-Myers Squibb Co.	5.7	Zimmer Holdings, Inc.	(3.5)
Pfizer, Inc.	5.0	Stryker Corp.	(2.3)
Johnson & Johnson	4.9	Amgen, Inc.	(2.1)
Aetna, Inc.	4.5	St Jude Medical, Inc.	(2.1)
Regeneron Pharmaceuticals, Inc.	4.3	Incyte Corp., Ltd.	(1.8)

The Fund’s investment activities, such as short sales, which theoretically involve unlimited loss potential, involve a significant degree of risk. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund were diversified.

The Fund’s performance largely depends on the healthcare industry and is susceptible to economic, political and regulatory risks.

Please refer to Note 9, Disclosure of Significant Risks and Contingencies, for more information.

(1)	Long and short sectors and securities are calculated as a percentage of total net assets.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Floating Rate Opportunities Fund

Objective

Highland Floating Rate Opportunities Fund seeks to provide a high level of current income, consistent with preservation of capital.

Net Assets as of December 31, 2015

$591.1 million

Portfolio Data as of December 31, 2015

The information below provides a snapshot of Highland Floating Rate Opportunities Fund at the end of the reporting period. Highland Floating Rate Opportunities Fund is actively managed and the composition of its portfolio will change over time.

Floating rate loan investments present special financial risks. Defaults on the loans, nonpayment and prepayment of principal could affect the valuation of the portfolio’s holdings. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund’s ability to invest in high-yield debt securities (or junk securities) generally subjects the Fund to greater risk. The use of leverage involves certain risks, such as greater volatility of the NAV of the Fund’s shares and the nonpayment of dividends.

Quality Breakdown as of 12/31/2015 (%)(1)(2)
BBB	5.7
BB	33.1
B	42.4
CCC	4.1
D	0.7
Not Rated	14.0

Top 5 Sectors as of 12/31/2015 (%)(2)
Media & Telecommunications	18.1
Financial	15.2	(3)
Service	15.0
Utility	8.6
Healthcare	8.2

Top 10 Holdings as of 12/31/2015 (%)(2)
Metro-Goldwyn-Mayer, Inc. (Common Stocks)	6.5
CCS Medical, Inc., (U.S. Senior Loans)	4.2
Weight Watchers International, Inc. 4.00%, 04/02/20 (U.S. Senior Loans)	3.5
Texas Competitive Electric Holdings Co. LLC 4.73%, 10/10/17 (U.S. Senior Loans)	2.4
Media General, Inc. (Common Stocks)	2.4
JC Penney Corp., Inc. 6.00%, 05/22/2018 (U.S. Senior Loans)	1.7
Scientific Games International, Inc. 6.00%, 10/18/20 (U.S. Senior Loans)	1.7
iHeartCommunications, Inc. 7.17%, 01/30/19 (U.S. Senior Loans)	1.6
Spin Holdco, Inc. 4.25%, 11/14/19 (U.S. Senior Loans)	1.6
Doncasters U.S. Finance LLC 4.50%, 04/09/20 (U.S. Senior Loans)	1.4

The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund were diversified.

Please refer to Note 9, Disclosure of Significant Risks and Contingencies, for more information.

(1)

Quality is calculated as a percentage of total senior loans, collateralized loan obligations and corporate bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality Ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

(3)	Includes Collateralized Loan Obligations.

Semi-Annual Report	3

FUND PROFILE (unaudited)

Highland Opportunistic Credit Fund

Objective

Highland Opportunistic Credit Fund (the “Fund”) seeks to achieve high total returns while minimizing losses.

Net Assets as of December 31, 2015

$51.6 million

Portfolio Data as of December 31, 2015

The information below provides a snapshot of Highland Opportunistic Credit Fund at the end of the reporting period. Highland Opportunistic Credit Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 12/31/2015 (%)(1)
BB	20.9
B	45.4
CCC	12.3
Not Rated	21.4

Top 5 Sectors as of 12/31/2015 (%)(2)
Financial	26.6	(3)
Utility	26.3
Energy	19.3
Media & Telecommunications	9.9
Information Technology	9.6

Top 10 Holdings as of 12/31/2015 (%)(2)
Texas Competitive Electric Holdings Co. LLC (U.S. Senior Loans)	9.2
Momentive Performance Materials, Inc., 4.69%, 04/24/22 (Corporate Bonds & Notes)	6.3
Entegra TC LLC 9.25%, 10/02/2020 (U.S. Senior Loans)	6.2
Ocean Rig UDW, Inc., 7.25%, 04/01/19 (Corporate Bonds & Notes)	5.5
iHeartCommunications, Inc., 7.17%, 01/30/2019 (U.S. Senior Loans)	5.5
Weight Watchers International, Inc., 4.00%, 04/02/2020 (U.S. Senior Loans)	5.0
Evergreen Skills Lux S.a.r.l., 04/28/2021 (Foreign Denominated or Domiciled Senior Loans)	4.5
Toys ‘R’ Us-Delaware, Inc. 9.75%, 04/24/2020 (U.S. Senior Loans)	4.1
Scientific Games International, Inc., 10.00% 12/01/22 (U.S. Senior Loans)	4.1
Euramax International, Inc. (U.S. Senior Loans)	4.0

The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund were diversified.

Please refer to Note 9, Disclosure of Significant Risks and Contingencies, for more information.

(1)

Quality is calculated as a percentage of total senior loans, collateralized loan obligations and corporate bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality Ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending.

(3)	Includes Collateralized Loan Obligations

4	Semi-Annual Report

FINANCIAL STATEMENTS

December 31, 2015

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency, excluding restricted cash, provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Semi-Annual Report	5

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland Long/Short Equity Fund

Shares		Value ($)

Common Stocks - 81.4%

CONSUMER DISCRETIONARY - 17.0%
31,815	Amazon.com, Inc. (a)(b)	21,503,440
14,800	AutoZone, Inc. (a)(b)	10,980,268
343,678	Burlington Stores, Inc. (a)(b)	14,743,786
782,051	ClubCorp Holdings, Inc. (a)	14,288,072
227,199	Dollar General Corp. (a)	16,328,792
244,354	J Alexander’s Holdings, Inc. (b)	2,668,346
281,000	Kohl’s Corp. (c)	13,384,030
173,600	Lowe’s Cos., Inc.	13,200,544
350,000	Mattel, Inc. (c)	9,509,500
471,534	Norwegian Cruise Line Holdings, Ltd. (b)	27,631,892
157,840	Sally Beauty Holdings, Inc. (b)	4,402,158
73,491	Sonic Corp.	2,374,494

		151,015,322

CONSUMER STAPLES - 3.9%
282,000	Fresh Market, Inc. (The) (b)	6,604,440
317,480	Kraft Heinz Co. (The) (a)	23,099,845
109,788	Pinnacle Foods, Inc. (a)	4,661,598

		34,365,883

ENERGY - 3.9%
540,000	Parsley Energy, Inc., Class A (b)	9,963,000
150,300	Pioneer Natural Resources Co.	18,844,614
238,172	RSP Permian, Inc. (b)	5,809,015

		34,616,629

FINANCIAL - 16.8%
983,523	CIT Group, Inc.	39,045,863
518,266	E*TRADE Financial Corp. (a)(b)	15,361,404
505,590	EverBank Financial Corp.	8,079,328
205,960	Extra Space Storage, Inc., REIT (a)	18,167,732
830,758	FNFV Group (a)(b)	9,329,412
143,105	McGraw Hill Financial, Inc. (a)	14,107,291
326,115	Morgan Stanley	10,373,718
199,388	Ryman Hospitality Properties, REIT (a)	10,296,396
477,600	Santander Consumer USA Holdings, Inc. (b)	7,569,960
554,755	Synchrony Financial (b)	16,870,100

		149,201,204

HEALTHCARE - 5.8%
65,700	Allergan PLC (b)	20,531,250
947,300	Boston Scientific Corp. (b)	17,468,212
89,600	Medtronic PLC	6,892,032
118,856	Mylan NV (b)	6,426,544

		51,318,038

INDUSTRIALS - 3.9%
200,100	Danaher Corp.	18,585,288
186,159	KLX, Inc. (a)(b)	5,731,836
333,199	Pendrell Corp. (b)	166,966
383,800	XPO Logistics, Inc. (b)	10,458,550

		34,942,640

INFORMATION TECHNOLOGY - 26.9%
182,900	Alibaba Group Holding, Ltd. ADR (b)	14,864,283
40,800	Alphabet, Inc., Class C (b)	30,962,304

Shares		Value ($)

INFORMATION TECHNOLOGY (continued)
81,600	Apple, Inc.	8,589,216
45,000	Avago Technologies Ltd.	6,581,866
709,120	CDK Global, Inc.	33,661,926
393,200	Ciena Corp. (a)(b)	8,135,308
89,000	F5 Networks, Inc. (b)	8,629,440
206,588	Facebook, Inc., Class A (b)	21,621,500
300,537	Hortonworks, Inc. (b)(c)	6,581,760
35,000	Mellanox Technologies, Ltd. (b)	1,486,272
180,363	NXP Semiconductor NV (a)(b)	15,195,583
67,300	Palo Alto Networks, Inc. (b)	11,854,222
286,725	Sabre Corp.	8,019,698
174,160	Salesforce.com, Inc. (b)	13,654,144
124,300	SanDisk Corp.	9,445,557
76,200	ServiceNow, Inc. (a)(b)	6,595,872
108,000	Splunk, Inc. (b)	6,351,480
307,109	Super Micro Computer, Inc. (b)(c)	7,527,242
239,500	Visa, Inc., Class A (c)	18,573,225

		238,330,898

MATERIALS - 2.0%
186,453	Vulcan Materials Co.	17,707,442

TELECOMMUNICATION SERVICES - 1.2%
103,541	SBA Communications Corp., Class A (a)(b)	10,879,053

	Total Common Stocks (Cost $735,804,425)	722,377,109

Contracts

Purchased Call Options (d) - 0.0%
450	athenahealth, Inc. Strike price $165.00, expires 01/15/2016	104,625
500	athenahealth, Inc. Strike price $170.00, expires 01/15/2016	53,750
1,250	Netflix, Inc. Strike price $130.00, expires 01/15/2016	32,500
750	SPDR S&P 500 ETF Trust Strike price $210.00, expires 01/15/2016	23,250
2,325	SPDR S&P 500 ETF Trust Strike price $213.00, expires 01/15/2016	18,600
1,250	SPDR S&P 500 ETF Trust Strike price $214.00, expires 01/15/2016	7,500
4,500	Walt Disney Co. (The) Strike price $120.00, expires 01/15/2016	4,500

	Total Purchased Call Options (Cost $2,750,131)	244,725

Purchased Put Options (d) - 0.1%
100	Amazon.com, Inc. Strike price $645.00, expires 01/15/2016	38,700
1,000	Royal Caribbean Cruises, Ltd. Strike price $90.00, expires 01/15/2016	19,500
1,000	SPDR S&P 500 ETF Trust Strike price $198.00, expires 02/09/2016	270,227

	Total Purchased Put Options (Cost $649,219)	328,427

6	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Long/Short Equity Fund

Shares		Value ($)

Registered Investment Companies (e) - 3.7%
33,116,569	State Street Navigator Prime Securities Lending Portfolio	33,116,569

	Total Registered Investment Companies (Cost $33,116,569)	33,116,569

Cash Equivalents - 17.3%
153,944,508	State Street Institutional Liquid Reserves Fund	153,944,508

	Total Cash Equivalents (Cost $153,944,508)	153,944,508

Total Investments - 102.5%		910,011,338

(Cost $926,264,852)

Securities Sold Short (f) - (24.4)%

Exchange-Traded Funds - (1.9)%
55,000	Consumer Discretionary Select Sector SPDR Fund, ETF	(4,298,250)
73,803	Market Vectors Semiconductor, ETF	(3,932,224)
201,600	SPDR S&P Retail, ETF	(8,717,184)

	Total Exchange-Traded Funds (Proceeds $17,338,793)	(16,947,658)

Common Stocks - (22.5)%

CONSUMER DISCRETIONARY - (4.5)%
29,300	Advance Auto Parts, Inc.	(4,409,943)
69,738	Dollar Tree, Inc. (g)	(5,385,168)
123,149	Polaris Industries, Inc.	(10,584,657)
82,000	Royal Caribbean Cruises, Ltd.	(8,299,220)
180,065	Steven Madden, Ltd. (g)	(5,441,564)
76,800	Tempur Sealy International, Inc. (g)	(5,411,328)

		(39,531,880)

CONSUMER STAPLES - (2.3)%
94,969	Blue Buffalo Pet Products, Inc. (g)	(1,776,870)
172,300	Energizer Holdings, Inc.	(5,868,538)
185,000	Flowers Foods, Inc.	(3,975,650)
112,600	WhiteWave Foods Co. (The) (g)	(4,381,266)
144,400	Whole Foods Market, Inc.	(4,837,400)

		(20,839,724)

ENERGY - (1.0)%
205,000	Ensco PLC, Class A	(3,154,950)
337,717	Laredo Petroleum Holdings, Inc. (g)	(2,698,359)
253,843	Marathon Oil Corp.	(3,195,883)

		(9,049,192)

FINANCIAL - (4.2)%
69,500	American Tower Corp., REIT	(6,738,025)
125,750	Bank of the Ozarks, Inc.	(6,219,595)
63,500	Comerica, Inc.	(2,656,205)
44,835	Cullen/Frost Bankers, Inc.	(2,690,100)
58,740	East West Bancorp, Inc.	(2,441,234)
408,350	Huntington Bancshares, Inc.	(4,516,351)
100,000	LendingClub Corp. (g)	(1,105,000)
45,000	Moody’s Corp.	(4,515,300)
115,555	Pebblebrook Hotel Trust, REIT	(3,237,851)

Shares		Value ($)

FINANCIAL (continued)
14,690	Prosperity Bancshares, Inc.	(703,064)
50,700	Texas Capital Bancshares, Inc. (g)	(2,505,594)

		(37,328,319)

HEALTHCARE - (0.7)%
82,500	MEDNAX, Inc. (g)	(5,911,950)

INDUSTRIALS - (3.6)%
228,950	Expeditors International of Washington, Inc.	(10,325,645)
30,200	FedEx Corp.	(4,499,498)
141,600	Sensata Technologies Holding NV (g)	(6,522,096)
59,300	United Technologies Corp.	(5,696,951)
189,500	USG Corp. (g)	(4,602,955)

		(31,647,145)

INFORMATION TECHNOLOGY - (4.7)%
58,000	ARM Holdings PLC, ADR	(2,633,105)
39,383	Check Point Software Technologies, Ltd. (g)	(3,204,989)
200,000	Cognizant Technology Solutions Corp., Class A (g)	(12,004,000)
261,700	Corning, Inc.	(4,783,876)
71,800	Qualys, Inc. (g)	(2,375,862)
203,721	Texas Instruments, Inc.	(11,165,948)
102,300	Twitter, Inc. (g)	(2,367,222)
39,000	WEX, Inc. (g)	(3,447,600)

		(41,982,602)

MATERIALS - (1.2)%
78,300	Martin Marietta Materials, Inc.	(10,694,214)

UTILITIES - (0.3)%
107,388	TECO Energy, Inc.	(2,861,890)

	Total Common Stocks (Cost $204,032,665)	(199,846,916)

	Total Securities Sold Short (Proceeds $221,371,458)	(216,794,574)

Other Assets & Liabilities, Net - 21.9%		194,834,413

Net Assets - 100.0%		888,051,177

(a)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $167,233,722.
(b)	Non-income producing security.
(c)	Securities (or a portion of securities) on loan. As of December 31, 2015, the market value of securities loaned was $32,269,623. The loaned securities were secured with cash collateral of $33,116,569. Collateral is calculated based on prior day’s prices. See Note 4.
(d)	Options are shown at market value.
(e)	Represents investments of cash collateral received in connection with securities lending.
(f)	As of December 31, 2015, $213,842,531 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(g)	No dividend payable on security sold short.

See accompanying Notes to Financial Statements.	7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Long/Short Equity Fund

Glossary:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GSI	Goldman Sachs International
GSSI	Goldman Sachs Sector Index
GSS2DPOS	Data Processing Outsourcing Services
GSS2FDPR	Food Products 2
GSS2HOTL	Hotels & Leisure excluding Restaurants
GSS2INBK	Investment Bank/Dividend Cap Market
GSSIAPLS	Application Software 2
GSSIINSS	International Soft Services
GSSITHSP	Tech Hardware Storage 2
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following swap contracts open at December 31, 2015:

Description	Underlying Basket	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Short Equity Index TRS	GSSIINSS	GSI	October 24, 2016	$(8,475,080)	$(8,547,274)	$0	$(72,194)
Short Equity Index TRS	GSSITHSP	GSI	October 31, 2016	(4,659,589)	(4,241,556)	0	418,033
Short Equity Index TRS	GSSIAPLS	GSI	October 31, 2016	(9,265,967)	(9,142,804)	0	123,163
Short Equity Index TRS	GSS2HOTL	GSI	November 3, 2016	(6,359,281)	(6,352,500)	0	6,781
Short Equity Index TRS	GSS2FDPR	GSI	November 10, 2016	(9,161,421)	(9,139,320)	0	22,101
Short Equity Index TRS	GSS2DPOS	GSI	November 21, 2016	(9,254,448)	(8,910,719)	0	343,729
Short Equity Index TRS	GSS2INBK	GSI	November 21, 2016	(9,390,959)	(9,129,210)	0	261,749

Total Swap Contracts							$1,103,362

Written options contracts outstanding as of December 31, 2015 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Netflix, Inc.	$145.00	January 2016	300	$4,350,000	$45,086	$(3,000)
WRITTEN PUT OPTIONS:
SPDR S&P 500 ETF Trust	$195.00	January 2016	1,000	19,500,000	183,767	(58,000)

Total Written Options Contracts					$228,853	$(61,000)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stock	$33,116,569	$33,116,569
Total Borrowings	$33,116,569	$33,116,569
Gross amount of recognized liabilities for securities lending transactions		$33,116,569

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

8	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland Long/Short Healthcare Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 0.4%

HEALTHCARE - 0.4%

Healthcare Facilities - 0.4%
2,233,592	Surgery Center Holdings, Inc. Second Lien Term Loan 8.50%, 11/03/2021	2,121,912

	Total U.S. Senior Loans (Cost $2,214,945)	2,121,912

Corporate Bonds & Notes (b) - 1.3%

HEALTHCARE - 1.3%

Healthcare Services - 1.3%
11,500,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022	7,906,250

	Total Corporate Bonds & Notes (Cost $10,059,650)	7,906,250

Foreign Corporate Bonds & Notes (b) - 1.3%

HEALTHCARE - 1.3%

Pharmaceuticals - 1.3%
9,000,000	Valeant Pharmaceuticals International, Inc. 6.13%, 04/15/2025	8,055,000

	Total Foreign Corporate Bonds & Notes (Cost $7,440,247)	8,055,000

Shares

Common Stocks - 93.9%

CONSUMER DISCRETIONARY - 0.3%
74,500	Service Corp. International	1,938,490

HEALTHCARE - 93.6%

Biotechnology - 23.6%
177,592	Amicus Therapeutics, Inc. (c)	1,722,642
171,832	Baxalta, Inc.	6,706,603
184,981	Celgene Corp. (c)	22,153,324
218,394	Coherus Biosciences, Inc. (c)(d)	5,014,326
420,898	EPIRUS Biopharmaceuticals, Inc. (c)	1,300,575
397,329	FibroGen, Inc. (c)	12,106,615
241,463	Insys Therapeutics, Inc. (c)(d)	6,913,086
1,273,470	Minerva Neurosciences, Inc. (c)(d)(e)	7,729,963
35,296	Neurocrine Biosciences, Inc. (c)	1,996,695
216,421	Otonomy, Inc. (c)(d)	6,005,683
236,572	Portola Pharmaceuticals, Inc. (c)	12,171,629
336,157	ProQR Therapeutics NV (c)	2,917,843
267,713	Radius Health, Inc. (c)(d)	16,475,058
47,240	Regeneron Pharmaceuticals, Inc. (c)	25,645,179
146,815	Sage Therapeutics, Inc. (c)(d)	8,559,314
111,770	Sarepta Therapeutics, Inc. (c)(d)	4,312,087

		141,730,622

Healthcare Distributors - 1.3%
40,000	McKesson Corp.	7,889,200

Healthcare Equipment - 14.0%
374,796	Abbott Laboratories	16,832,088
46,862	ABIOMED, Inc. (c)	4,230,701

Shares		Value ($)

Healthcare Equipment (continued)
421,187	Amedica Corp. (c)(d)	50,037
463,064	Boston Scientific Corp. (c)	8,538,900
57,980	DexCom, Inc. (c)	4,748,562
115,552	Edwards Lifesciences Corp. (c)	9,126,297
170,245	Medtronic PLC	13,095,245
1,046,011	NEOVASC, Inc. (c)	4,707,050
179,610	NuVasive, Inc. (c)	9,718,697
167,919	STERIS plc	12,651,018

		83,698,595

Healthcare Facilities - 8.8%
65,365	Amsurg Corp. (c)	4,967,740
406,464	Brookdale Senior Living, Inc. (c)	7,503,326
107,433	Capital Senior Living Corp. (c)	2,241,052
180,178	HCA Holdings, Inc. (c)	12,185,438
90,000	Kindred Healthcare, Inc.	1,071,900
122,449	Surgical Care Affiliates, Inc. (c)	4,874,695
244,581	Tenet Healthcare Corp. (c)	7,410,804
36,010	Universal Health Services, Inc., Class B	4,302,835
154,200	VCA, Inc. (c)(f)	8,481,000

		53,038,790

Healthcare Services - 0.6%
58,870	Accretive Health, Inc. (c)	188,384
74,874	Amedisys, Inc. (c)(d)	2,944,046
3,982,699	CNS Response, Inc. (c)(g)	238,962

		3,371,392

Healthcare Supplies - 3.4%
764,050	LDR Holding Corp. (c)	19,185,296
1,332,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	922,929

		20,108,225

Healthcare Technology - 1.8%
56,053	athenahealth, Inc. (c)(d)	9,022,851
1,084,267	Streamline Health Solutions, Inc. (c)(e)	1,528,817

		10,551,668

Life Sciences Tools & Services - 2.1%
258,370	Fluidigm Corp. (c)(d)	2,792,980
118,051	ICON PLC (c)	9,172,562
63,000	NanoString Technologies, Inc. (c)(d)	926,730

		12,892,272

Managed Healthcare - 6.3%
247,426	Aetna, Inc.	26,751,699
169,367	Centene Corp. (c)	11,146,042

		37,897,741

Pharmaceuticals - 31.7%
95,532	Agile Therapeutics, Inc. (c)	932,392
40,678	Allergan PLC (c)	12,711,875
500,667	Bristol-Myers Squibb Co.	34,440,883
39,024	Cempra, Inc. (c)(d)(f)	1,214,817
217,997	Eli Lilly & Co.	18,368,427
893,465	Endocyte, Inc. (c)(d)	3,582,795
104,424	GW Pharmaceuticals PLC ADR (c)	7,251,203
750,000	HLS Therapeutics Inc. (c)(g)	6,727,500

See accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Long/Short Healthcare Fund

Shares		Value ($)

Common Stocks (continued)

Pharmaceuticals (continued)
699,167	Horizon Pharma PLC (c)	15,150,949
50,000	Intra-Cellular Therapies, Inc. (c)(f)	2,689,500
285,272	Johnson & Johnson	29,303,140
934,927	Pfizer, Inc. (f)	30,179,443
233,042	Teva Pharmaceutical Industries, Ltd., ADR	15,296,877
120,855	Valeant Pharmaceuticals International, Inc. (c)	12,284,911

		190,134,712

		561,313,217

	Total Common Stocks (Cost $581,647,644)	563,251,707

Master Limited Partnerships (g) - 0.0%

HEALTHCARE - 0.0%

Healthcare Equipment - 0.0%
1,068,076	Genesys Ventures IA, LP	69,852

	Total Master Limited Partnerships (Cost $—)	69,852

Units

Rights (c) - 0.0%

HEALTHCARE - 0.0%
69,326	Wright Medical Group NV	70,712

	Total Rights (Cost $188,242)	70,712

Warrants (c) - 1.1%

HEALTHCARE - 1.1%

Biotechnology - 1.1%
94,204	Discovery Laboratories, Inc., expires 02/16/2016	60
1,717,910	Galena Biopharma Inc., expires 03/18/2020	1,645,485
121,816	MediciNova, Inc., expires 03/24/2016	33,841
1,155,015	Minerva Neurosciences, Inc., expires 03/18/2017	2,103,501
898,876	Ocata Therapeutics, Inc., expires 12/22/2020	2,975,279
271,081	Threshold Pharmaceuticals, Inc., expires 03/11/2016	1,675

		6,759,841

Life Sciences Tools & Services - 0.0%
40,000	Pluristem Therapeutics, Inc. expires 01/27/2016	3
30,000	pSivida Corp., expires 01/19/2016	7,921

		7,924

Units		Value ($)

Pharmaceuticals - 0.0%
37,955	ADVENTRX Pharmaceuticals, Inc., expires 01/07/2016	—
521,727	Neostem, Inc., expires 07/19/2016	86

		86

		6,767,851

	Total Warrants (Cost $153,365)	6,767,851

Contracts

Purchased Call Options (h) - 1.4%

HEALTHCARE - 1.4%

Biotechnology - 1.4%
6,432	Sarepta Therapeutics, Inc., Strikes price $30.00, expires 02/19/16	8,458,080

Pharmaceuticals - 0.0%
2,644	Air Methods Corp., Strike price $45.00, expires 01/15/16	79,320

		8,537,400

	Total Purchased Call Options (Cost $7,017,612)	8,537,400

Purchased Put Options (h) - 0.4%

FINANCIAL - 0.4%
9,302	iShares Russell 2000 Index Fund, ETF, Strikes price $113.50, expires 01/22/16	2,223,178

	Total Purchased Put Options (Cost $1,883,279)	2,223,178

Shares

Registered Investment Companies (i) - 6.1%
36,667,006	State Street Navigator Prime Securities Lending Portfolio	36,667,006

	Total Registered Investment Companies (Cost $36,667,006)	36,667,006

Cash Equivalents - 1.2%
6,923,883	State Street Institutional Liquid Reserves Fund	6,923,883

	Total Cash Equivalents (Cost $6,923,883)	6,923,883

Total Investments - 107.1%		642,594,751

(Cost $654,195,873)

10	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Long/Short Healthcare Fund

Shares		Value ($)

Securities Sold Short (j) - (50.0)%

Common Stocks - (48.8)%

CONSUMER STAPLES - (1.4)%
101,256	Walgreens Boots Alliance, Inc.	(8,622,455)

FINANCIAL - (1.9)%
100,731	Ventas, Inc., REIT	(5,684,250)
79,655	Welltower, Inc., REIT	(5,418,930)

		(11,103,180)

HEALTHCARE - (45.1)%

Biotechnology - (16.1)%
197,537	Acorda Therapeutics, Inc. (k)	(8,450,633)
93,328	Agios Pharmaceuticals, Inc. (k)	(6,058,854)
76,953	Amgen, Inc.	(12,491,780)
57,081	Axovant Sciences, Ltd. (k)	(1,029,170)
74,124	BioMarin Pharmaceutical, Inc. (k)	(7,765,230)
138,066	Bluebird Bio, Inc. (k)	(8,866,599)
241,761	Cellectis SA ADR (k)	(7,501,844)
37,116	Galapagos NV (k)	(2,288,513)
100,115	Incyte Corp., Ltd. (k)	(10,857,472)
93,246	Juno Therapeutics, Inc. (k)	(4,100,027)
74,597	Kite Pharma, Inc. (k)	(4,596,667)
96,127	NantKwest, Inc. (k)	(1,665,881)
404,784	Natera, Inc. (k)	(4,371,667)
129,271	Seattle Genetics, Inc. (k)	(5,801,682)
78,203	Spark Therapeutics, Inc. (k)	(3,543,378)
138,402	TESARO, Inc. (k)	(7,241,193)

		(96,630,590)

Healthcare Equipment - (7.9)%
201,777	St Jude Medical, Inc.	(12,463,765)
151,051	Stryker Corp.	(14,038,680)
206,046	Zimmer Holdings, Inc.	(21,138,259)

		(47,640,704)

Healthcare Facilities - (1.2)%
89,891	Genesis Healthcare, Inc. (k)	(311,922)
589,401	Select Medical Holdings Corp.	(7,019,766)

		(7,331,688)

Healthcare Services - (1.1)%
45,974	Amedisys, Inc. (k)	(1,807,698)
34,075	Chemed Corp.	(5,104,435)

		(6,912,133)

Healthcare Supplies - (1.7)%
133,337	Haemonetics Corp. (k)	(4,298,785)
102,626	Neogen Corp. (k)	(5,800,421)

		(10,099,206)

Life Sciences Tools & Services - (7.9)%
98,001	Albany Molecular Research, Inc. (k)	(1,945,320)
83,791	Cambrex Corp. (k)	(3,945,718)
30,000	Illumina, Inc. (k)	(5,758,350)
297,339	Luminex Corp. (k)	(6,360,081)
25,196	Mettler-Toledo International, Inc. (k)	(8,544,719)
118,633	PAREXEL International Corp. (k)	(8,081,280)

Shares		Value ($)

Life Sciences Tools & Services (continued)
116,130	PRA Health Sciences, Inc. (k)	(5,257,205)
105,154	Quintiles Transnational Holdings, Inc. (k)	(7,219,874)

		(47,112,547)

Managed Healthcare - (0.5)%
20,000	Anthem, Inc.	(2,788,800)

Pharmaceuticals - (8.7)%
83,614	AbbVie, Inc.	(4,953,293)
145,485	Endo International PLC (k)	(8,906,592)
62,614	Jazz Pharmaceuticals PLC (k)	(8,801,024)
167,599	Medicines Co. (The) (k)	(6,258,147)
126,347	Merck & Co., Inc.	(6,673,649)
210,933	Roche Holding AG ADR	(7,270,860)
192,513	Zoetis, Inc.	(9,225,223)

		(52,088,788)

		(270,604,456)

INDUSTRIALS - (0.4)%
51,956	Advisory Board Co. (The) (k)	(2,577,537)

	Total Common Stocks (Proceeds $279,463,159)	(292,907,628)

Exchange-Traded Funds - (1.2)%
21,939	iShares Nasdaq Biotechnology Index Fund, ETF	(7,422,622)

	Total Exchange-Traded Funds (Proceeds $7,250,105)	(7,422,622)

	Total Securities Sold Short (Proceeds $286,713,264)	(300,330,250)

Other Assets & Liabilities, Net - 42.9%		257,602,347

Net Assets - 100.0%		599,866,848

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2015, these securities amounted to $15,961,250 or 2.7% of net assets.
(c)	Non-income producing security.
(d)	Securities (or a portion of securities) on loan. As of December 31, 2015, the market value of securities loaned was $35,276,071. The loaned securities were secured with cash collateral of $36,667,006. Collateral is calculated based on prior day’s prices. See Note 4.

See accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Long/Short Healthcare Fund

(e)	Affiliated issuer. Assets with a total aggregate market value of $9,258,780, or 1.5% of net assets, were affiliated with the Fund as of December 31, 2015.
(f)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $163,332,457.
(g)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $7,036,314, or 1.2% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2015.
(h)	Options are shown at market value.
(i)	Represents investments of cash collateral received in connection with securities lending.
(j)	As of December 31, 2015, $356,786,895 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(k)	No dividend payable on security sold short.

Glossary:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Written Options:

Written options contracts outstanding as of December 31, 2015 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Sarepta Therapeutics, Inc.	$40.00	February 2016	3,369	$13,476,000	$1,237,906	$(2,863,650)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stock	$36,667,006	$36,667,006
Total Borrowings	$36,667,006	$36,667,006
Gross amount of recognized liabilities for securities lending transactions		$36,667,006

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

12	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 66.7%

CHEMICALS - 3.0%
5,118,651	Axalta Coating Systems US Holdings, Inc. Term Loan 3.75%, 02/01/2020	5,079,570
2,008,455	MacDermid, Inc. Tranche B First Lien Term Loan 5.50%, 06/07/2020	1,951,977
787,500	Term Loan B-2 5.50%, 06/07/2020	763,733
4,375,000	Minerals Technologies, Inc. Term Loan 4.75%, 05/09/2021	4,331,250
5,528,443	Univar, Inc. Term Loan 4.25%, 07/01/2022	5,364,110

		17,490,640

CONSUMER PRODUCTS - 1.4%
1,596,000	KIK Custom Products, Inc. Term Loan B 6.00%, 08/26/2022	1,554,105
8,143,035	SRAM LLC Term Loan B 4.02%, 04/10/2020	6,779,076

		8,333,181

ENERGY - 2.3%
8,788,693	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	5,229,272
9,666,718	Chief Exploration & Development LLC Second Lien Term Loan 7.50%, 05/12/2021	6,605,607
5,449,240	Fieldwood Energy LLC Second Lien Term Loan 8.38%, 09/30/2020	869,154
1,410,614	Seadrill Partners Finco LLC Additional Initial Term Loan 02/21/2021 (b)	594,807

		13,298,840

FINANCIAL - 1.8%
3,529,412	LPL Holdings, Inc. Incremental Term Loan B 4.75%, 11/20/2022	3,533,824
7,165,664	National Financial Partners Corp. Term Loan B 4.50%, 07/01/2020	6,902,899

		10,436,723

FOOD & DRUG - 0.1%
666,667	B&G Foods, Inc. Term Loan B 3.75%, 11/02/2022	667,290

Principal Amount ($)		Value ($)

FOREST PRODUCTS & CONTAINERS - 2.0%
7,504,077	BWAY Holding Co., Inc. Initial Term Loan B 5.50%, 08/14/2020	7,236,782
4,567,901	Signode Industrial Group US, Inc. Initial Term Loan B 3.75%, 05/01/2021	4,415,630

		11,652,412

GAMING & LEISURE - 3.7%
49,138,954	Ginn-LA CS Borrower LLC First Lien Tranche B Term Loan (c)	1,228,474
22,925,890	First Lien Tranche A Credit-Linked Deposit (c)	573,147
7,000,000	Second Lien Term Loan (c)(d)	—
11,259,663	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (d)(e)	5,388,875
4,077,869	LTF Merger Sub, Inc. 4.25%, 06/10/2022	3,986,137
960,976	RHP Hotel Properties, LP Tranche B Term Loan 3.50%, 01/15/2021	959,654
10,709,076	Scientific Games International, Inc. Initial Term Loan B-1 6.00%, 10/18/2020	9,831,307

		21,967,594

HEALTHCARE - 7.6%
1,447,273	Air Medical Group Holdings, Inc. 4.50%, 04/28/2022	1,404,766
31,146,760	CCS Medical, Inc. First Lien Term Loan (c)(d)(e)	24,792,821
1,151,169	Hill-Rom Holdings, Inc. 3.50%, 09/08/2022	1,153,016
5,219,237	Kinetic Concepts, Inc. Dollar Term Loan E-1 4.50%, 05/04/2018	5,047,420
6,578,071	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	5,870,928
1,861,327	Surgery Center Holdings, Inc. Second Lien Term Loan 8.50%, 11/03/2021	1,768,260
5,364,865	Valeant Pharmaceuticals International, Inc. Tranche B Term Loan F-1 4.00%, 04/01/2022	5,173,742

		45,210,953

HOUSING - 2.1%
5,273,094	Builders FirstSource, Inc. 6.00%, 07/31/2022	5,226,954
8,000,000	EH/Transeastern LLC/TE TOUSA Term Loan (c)(d)	4,000,000
6,747,727	LBREP/L-SunCal Master I LLC First Lien Term Loan B (c)(d)	—
4,352,766	Nevada Land Group LLC First Lien Initial Term Loan (c)	3,166,638
2,621,497	Second Lien Initial Term Loan (c)(d)	—

		12,393,592

See accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (continued)

INFORMATION TECHNOLOGY - 5.8%
7,000,000	Avago Technologies Cayman Ltd. 11/06/2022 (b)	6,939,310
4,955,576	Avaya, Inc. Term Loan B7 6.25%, 05/29/2020	3,477,154
5,248,502	Replacement Term Loan B-6 6.50%, 03/30/2018	3,993,244
2,612,435	Dell International LLC Term Loan B-2 4.00%, 04/29/2020	2,596,564
6,613,272	Kronos, Inc. First Lien Incremental Term Loan 4.50%, 10/30/2019	6,522,373
4,913,372	Second Lien Term Loan 9.75%, 04/30/2020	4,907,230
1,995,000	Sophia, L.P. Term Loan B 4.75%, 09/30/2022	1,975,050
3,505,911	SS&C Technologies, Inc. Term Loan B-1 4.01%, 07/08/2022	3,486,559
515,950	Term Loan B-2 4.02%, 07/08/2022	513,102

		34,410,586

MANUFACTURING - 1.8%
8,256,074	Doncasters U.S. Finance LLC Term Loan B 4.50%, 04/09/2020	8,029,032
2,703,448	Second Lien Term Loan 9.50%, 10/09/2020	2,608,828

		10,637,860

MEDIA & TELECOMMUNICATIONS - 9.2%
7,282,598	Cumulus Media Holdings, Inc. Term Loan 4.25%, 12/23/2020	5,571,188
2,251,261	Endurance Business Media, Inc. Term Loan (c)(d)(e)	—
13,571,429	iHeartCommunications, Inc. Tranche D Term Loan 7.17%, 01/30/2019	9,548,518
2,000,000	Level 3 Financing, Inc. Tranche B-III Term Loan 4.00%, 08/01/2019	1,999,740
5,000,000	Tranche B Term Loan 4.00%, 01/15/2020	4,992,400
705,882	Term Loan B-2 3.50%, 05/31/2022	696,176
2,000,000	Match Group Inc. Term Loan B 5.50%, 11/16/2022	1,980,000
4,673,778	Media General, Inc. Term Loan B 4.00%, 07/31/2020	4,627,040
6,970,588	Mediacom Illinois LLC Tranche G Term Loan 3.50%, 06/30/2021	6,927,022

Principal Amount ($)		Value ($)

MEDIA & TELECOMMUNICATIONS (continued)
3,000,000	Metro-Goldwyn-Mayer, Inc. Second Lien Term Loan 5.13%, 06/26/2020 (f)	2,992,500
2,162,162	T-Mobile USA, Inc. Term Loan B 3.50%, 11/09/2022	2,164,865
3,223,000	TWCC Holding Corp. Second Lien Term Loan 7.00%, 06/26/2020	3,217,972
4,402,661	Extended Term Loan 5.75%, 02/11/2020	4,405,016
5,116,321	Univision Communications, Inc. Incremental Term Loan C-3 4.00%, 03/01/2020	5,014,915

		54,137,352

METALS & MINERALS - 0.8%
10,644,426	Arch Coal, Inc. Term Loan B 6.25%, 05/16/2018	4,798,880

RETAIL - 5.0%
3,185,990	Academy, Ltd. 5.00%, 07/01/2022	3,081,777
6,590,948	Albertson’s LLC Term Loan B-4 5.50%, 08/25/2021	6,546,493
3,885,012	Dollar Tree, Inc. Term Loan B2 4.25%, 07/06/2022	3,869,239
10,357,692	JC Penney Corp., Inc. First Lien Term Loan 6.00%, 05/22/2018	10,202,326
7,001,502	Men’s Wearhouse, Inc. (The) Term Loan 5.00%, 06/18/2021	5,968,780

		29,668,615

SERVICE - 13.8%
4,143,755	Acosta Holdco, Inc. Tranche B-2 Term Loan 4.25%, 09/26/2021	3,952,852
4,356,163	ADS Waste Holdings, Inc. Tranche B-2 Initial Term Loan 3.75%, 10/09/2019	4,228,201
5,928,720	Advantage Sales & Marketing, Inc. First Lien Term Loan 4.25%, 07/23/2021	5,717,924
3,840,000	Second Lien Term Loan 7.50%, 07/25/2022	3,464,218
3,764,151	AlixPartners LLP 4.50%, 07/28/2022	3,742,996
8,467,525	EnergySolutions LLC Term Loan 6.75%, 05/29/2020	7,536,097
5,500,000	First Data Corp. Dollar Term Loan 3.92%, 03/24/2018	5,437,740

14	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (continued)

SERVICE (continued)
1,000,000	Term Loan 3.92%, 09/24/2018	988,020
2,000,000	Term Loan 4.17%, 07/08/2022	1,974,250
7,735,294	Maxim Crane Works, LP Second Lien Term Loan 10.25%, 11/26/2018	7,657,941
5,265,226	ServiceMaster Co. (The) Initial Term Loan B 4.25%, 07/01/2021	5,217,839
9,714,613	Spin Holdco, Inc. First Lien Initial Term Loan B 4.25%, 11/14/2019	9,357,601
1,317,113	WASH Multifamily Laundry Systems, LLC First Lien Term Loan 4.25%, 05/14/2022	1,286,655
265,924	Second Lien Term Loan 8.00%, 05/14/2023	251,963
230,665	First Lien Term Loan 4.25%, 05/14/2022	225,331
46,576	Second Lien Term Loan 8.00%, 05/12/2023	44,130
27,642,858	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	20,685,980

		81,769,738

TRANSPORTATION - 0.5%
3,005,038	Dealer Tire LLC Initial Term Loan B 5.50%, 12/22/2021	3,012,550
26,954	JHT Holdings, Inc. Second Lien Term Loan 12.50%, 04/30/2016 (d)	26,819

		3,039,369

UTILITY - 5.8%
4,975,000	Calpine Corp. Term Loan B 3.50%, 05/27/2022	4,757,344
3,509,767	Entegra TC LLC Third Lien Term Loan 9.25%, 10/02/2020	3,474,670
2,500,000	Granite Acquisition, Inc. Second Lien Term Loan B 8.25%, 12/19/2022	1,950,000
13,000,000	Texas Competitive Electric Holdings Co. LLC Non-Extended Term Loan 4.73%, 06/30/2016	3,956,940
46,127,210	Extended Term Loan 4.73%, 10/10/2017	14,460,880
5,515,800	TPF II Power LLC Term Loan B 5.50%, 10/02/2021	5,419,273

		34,019,107

	Total U.S. Senior Loans (Cost $563,381,055)	393,932,732

Principal Amount		Value ($)

Foreign Denominated or Domiciled Senior Loans (a) - 5.6%

CANADA - 0.4%
USD
2,233,854	Valeant Pharmaceuticals International, Inc. Tranche B Term Loan E-1 3.75%, 08/05/2020	2,148,968

GERMANY - 0.0%
EUR
334,902	Schieder Mobel Holding GmbH Delayed Draw Term Loan (c)(d)	285,404

LUXEMBOURG - 2.8%
USD
4,761,905	Endo Luxembourg Finance Co. I S.a r.l. Term Loan B 3.75%, 09/26/2022	4,708,333
4,616,883	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan 5.75%, 04/28/2021	3,624,253
8,125,797	Travelport Finance S.a.r.l. Initial Term Loan B 5.75%, 09/02/2021	7,972,179

		16,304,765

MARSHALL ISLANDS - 2.4%
USD
8,142,363	Drillships Financing Holding, Inc. Term Loan B-1 6.00%, 03/31/2021	3,307,835
15,429,688	Drillships Ocean Ventures, Inc. Term Loan B 5.50%, 07/25/2021	7,367,676
3,801,605	OSG International, Inc. Exit Term Loan B 5.75%, 08/05/2019	3,697,060

		14,372,571

UNITED KINGDOM - 0.0%
GBP
1,026,066	Henson No. 4, Ltd. Term Loan Facility B (c)(d)	20,042
1,038,898	Term Loan Facility C (c)(d)	19,881

		39,923

	Total Foreign Denominated or Domiciled Senior Loans (Cost $48,853,436)	33,151,631

Principal Amount ($)

Collateralized Loan Obligations (g)(h) - 12.6%
2,000,000	Acis CLO, Ltd. Series 2014-5A, Class D 4.67%, 11/01/2026 (n)	1,725,000
2,000,000	Series 2014-4A, Class E 5.13%, 05/01/2026 (n)	1,400,000
750,000	Series 2014-4A, Class D 3.43%, 05/01/2026 (n)	583,125

See accompanying Notes to Financial Statements.	15

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

Collateralized Loan Obligations (continued)
3,000,000	Series 2014-3A, Class D 3.45%, 02/01/2026 (n)	2,474,475
3,000,000	Series 2013-1A, Class E 5.92%, 04/18/2024 (n)	2,287,950
2,500,000	Allegro CLO, Ltd. Series 2014-1A, Class E 7.07%, 01/21/2027	1,954,250
1,500,000	Anchorage Capital CLO 7, Ltd. Series 2015-7A, Class E1 5.40%, 10/15/2027	1,200,000
1,000,000	Apidos CLO Series 2013-12A, Class F 5.22%, 04/15/2025	778,300
1,000,000	Apidos CLO XXI Series 2015-21A, Class E 6.73%, 07/18/2027	736,500
2,000,000	Arrowpoint CLO, Ltd. Series 2015-4A, Class E 7.22%, 04/18/2027	1,790,000
3,200,000	Catamaran CLO, Ltd. Series 2012-1A, Class E 5.82%, 12/20/2023	2,746,384
2,000,000	Cathedral Lake CLO, Ltd. Series 2015-2A, Class D 3.93%, 07/15/2027	1,735,000
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D 1.62%, 04/15/2021	894,600
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.07%, 04/13/2025	1,460,000
1,000,000	CIFC Funding, Ltd. Series 2014-4A, Class F 5.92%, 10/17/2026	625,000
3,000,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.83%, 05/01/2022 (n)	2,553,660
1,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class F 6.82%, 01/15/2027	1,044,480
3,500,000	Flagship CLO, Ltd. Series 2014-8A, Class E 5.52%, 01/16/2026	2,380,000
3,000,000	Series 2014-8A, Class D 4.02%, 01/16/2026	2,580,000
2,000,000	Series 2013-7A, Class E 5.07%, 01/20/2026	1,330,000
1,250,000	Greywolf CLO, Ltd. Series 2013-1A, Class E 5.37%, 04/15/2025	919,625
1,500,000	Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class E1 5.47%, 10/22/2025	892,500
3,000,000	Harbourview CLO, Ltd. Series 7A, Class E 5.49%, 11/18/2026	2,190,000
1,004,938	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 7.11%, 11/12/2019 (n)	988,597

Principal Amount ($)		Value ($)
401,789	Katonah IX CLO, Ltd. Series 2006-9A, Class B2L 3.82%, 01/25/2019	394,758
5,000,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.12%, 05/20/2027	3,850,000
3,000,000	Series 2015-1A, Class D 4.37%, 05/20/2027	2,662,500
2,000,000	Marea CLO, Ltd. Series 2012-1A, Class ER 6.07%, 10/15/2023	1,814,600
2,000,000	Marlborough Street CLO, Ltd. Series 2007-1A, Class E 3.97%, 04/18/2019	1,920,000
3,000,000	Newmark Capital Funding CLO, Ltd. Series 2013-1A, Class E 5.07%, 06/02/2025	2,190,000
1,000,000	OZLM XII, Ltd. Series 2015-12A, Class D 5.72%, 04/30/2027	784,100
1,525,000	Series 2015-12A, Class C 4.02%, 04/30/2027	1,371,890
1,000,000	Saranac CLO, Ltd. Series 2014-3A, Class E 5.74%, 06/22/2025	692,500
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 5.52%, 10/15/2026	1,012,284
1,000,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class D 7.19%, 10/30/2026	821,600
2,500,000	Series 2014-1A, Class C 4.95%, 10/30/2026	2,298,750
1,397,789	Stratford CLO, Ltd. Series 2007-1A, Class E 4.33%, 11/01/2021 (n)	1,254,586
5,500,000	THL Credit Wind River CLO, Ltd. Series 2014-2A, Class E 5.57%, 07/15/2026	4,350,500
5,000,000	Series 2014-2A, Class D 4.22%, 07/15/2026	4,535,000
3,000,000	West CLO, Ltd. Series 2014-2A, Class D 5.37%, 01/16/2027	2,205,000
1,990,069	Westchester CLO, Ltd. Series 2007-1A, Class E 4.63%, 08/01/2022 (n)	1,796,595
2,000,000	Series 2007-1A, Class D 2.68%, 08/01/2022 (n)	1,823,200
2,000,000	Zais CLO, Ltd. Series 2014-2A, Class D 5.77%, 07/25/2026	1,540,800

	Total Collateralized Loan Obligations (Cost $85,357,250)	74,588,109

Corporate Bonds & Notes - 7.5%

CHEMICALS - 1.6%
9,982,000	Momentive Performance Materials, Inc. 3.88%, 10/24/2021	6,937,490
5,447,500	4.69%, 04/24/2022	2,723,750

		9,661,240

16	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)

Corporate Bonds & Notes (continued)

ENERGY - 0.1%
5,788,000	Arch Coal, Inc. 7.00%, 06/15/2019	57,880
3,000,000	Venoco, Inc. 8.88%, 02/15/2019	465,000

		522,880

GAMING & LEISURE - 0.7%
5,000,000	Caesars Entertainment Operating Co., Inc. (c)	3,775,000

HEALTHCARE - 0.9%
7,750,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (g)	5,328,125

INFORMATION TECHNOLOGY - 0.3%
4,571,000	Avaya, Inc. 10.50%, 03/01/2021 (g)	1,576,995

SERVICE - 1.2%
10,000,000	Cenveo Corp. 6.00%, 08/01/2019 (g)	7,100,000

TELECOMMUNICATIONS - 0.3%
6,630,650	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	1,840,006

UTILITY - 2.4%
3,502,470	Entegra TC LLC, PIK 10.00%, 10/03/2017 (g)(h)	3,511,226
15,600,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (g)(i)	6,786,000
20,000,000	Texas Competitive Electric Holdings Co. LLC (c)	1,400,000
8,000,000	Texas Competitive Electric Holdings Co. LLC (c)(g)	2,680,000

		14,377,226

	Total Corporate Bonds & Notes (Cost $78,730,018)	44,181,472

Shares

Claims (j) - 0.0%

TELECOMMUNICATIONS - 0.0%
3,414,269	Wind Telecomunicazione SpA Trade Claim Facility 3692	192,053

	Total Claims (Cost $1,673,366)	192,053

Common Stocks (k) - 10.2%

ENERGY - 0.0%
1,118,286	Value Creation, Inc.	—

GAMING & LEISURE - 0.0%
44	LLV Holdco LLC - Litigation Trust Units (d)(e)	—
34,512	LLV Holdco LLC - Series A, Membership Interest (d)(e)	—

Shares		Value ($)

GAMING & LEISURE (continued)
436	LLV Holdco LLC - Series B, Membership Interest (d)(e)	—

		—

HEALTHCARE - 0.0%
207,031	CCS Medical, Inc. (d)(e)	15,734

HOUSING - 0.9%
1,648,350	CCD Equity Partners LLC (d)	5,109,885
70,480	Las Vegas Land Holdings LLC (d)(e)	4,405
8	Nevada Land Group LLC (d)(e)	—

		5,114,290

MEDIA & TELECOMMUNICATIONS - 8.9%
876,784	Media General, Inc. (i)	14,160,062
501,736	Metro-Goldwyn-Mayer, Inc., Class A (f)	38,602,313

		52,762,375

REAL ESTATE - 0.0%
923,094	Allenby (d)(e)	1
6,329,267	Claymore (d)(e)	6

		7

TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc. (d)	8,396

UTILITY - 0.4%
10,378	Entegra TC LLC, Class A	2,490,720
286,159	Entegra TC LLC, Class B	1,001

		2,491,721

	Total Common Stocks (Cost $328,988,967)	60,392,523

Units

Warrants (d)(k) - 0.0%

GAMING & LEISURE - 0.0%
1,834	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15	—
2,522	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15	—
2,819	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15	—
3,172	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15	—
3,594	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15	—

		—

	Total Warrants (Cost $—)	—

Shares

Registered Investment Companies (l) - 3.5%
20,863,083	State Street Navigator Prime Securities Lending Portfolio	20,863,083

	Total Registered Investment Companies (Cost $20,863,083)	20,863,083

See accompanying Notes to Financial Statements.	17

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Floating Rate Opportunities Fund

Shares		Value ($)

Cash Equivalents - 1.2%
6,907,804	State Street Institutional Liquid Reserves Fund	6,907,804

	Total Cash Equivalents (Cost $6,907,804)	6,907,804

Total Investments - 107.3%		634,209,407

(Cost $1,134,754,979)

Principal Amount

Securities Sold Short (m) - (0.7)%

Foreign Corporate Bonds (g) - (0.7)%

CANADA - (0.7)%
USD
(4,000,000)	Concordia Healthcare Corp. 9.50%, 10/21/2022	(3,960,000)

	Total Foreign Corporate Bonds (Proceeds $3,829,637)	(3,960,000)

	Total Securities Sold Short (Proceeds $3,829,637)	(3,960,000)

Other Assets & Liabilities, Net - (6.6)%		(39,115,177)

Net Assets - 100.0%		591,134,230

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $39,672,269, or 6.7% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2015.
(e)	Affiliated issuer. Assets with a total aggregate market value of $30,201,842, or 5.1% of net assets, were affiliated with the Fund as of December 31, 2015.
(f)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.

(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2015, these securities amounted to $97,610,455 or 16.5% of net assets.
(h)	Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2015.
(i)	Securities (or a portion of securities) on loan. As of December 31, 2015, the market value of securities loaned was $21,066,138. The loaned securities were secured with cash collateral of $20,863,083. Collateral is calculated based on prior day’s prices. See Note 4.
(j)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(k)	Non-income producing security.
(l)	Represents investments of cash collateral received in connection with securities lending.
(m)	As of December 31, 2015, $13,169,662 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(n)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.

Currency Abbreviations:
EUR	Euro Currency
GBP	British Pound
USD	United States Dollar

Glossary:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

Foreign Denominated or Domiciled Senior Loans and Foreign Corporate Bonds Industry Concentration Table: (% of Net Assets)
Energy	3.0%
Retail	1.4%
Financial	0.8%
Consumer Durables	0.0%[1]
Healthcare	(0.3%)

Total	4.9%

[1]	Less than 0.5%.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$13,809,348	$13,809,348
Common Stock	7,053,735	7,053,735
Total Borrowings	$20,863,083	$20,863,083
Gross amount of recognized liabilities for securities lending transactions		$20,863,083

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

18	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 50.5%

ENERGY - 7.9%
956,890	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	569,349
3,000,000	Chief Exploration & Development LLC Second Lien Term Loan 7.50%, 05/12/2021	2,050,005
8,024,889	Fieldwood Energy LLC Second Lien Term Loan 8.38%, 09/30/2020	1,279,970
394,972	Seadrill Partners Finco LLC Initial Term Loan 02/21/2021 (b)	166,546

		4,065,870

HEALTHCARE - 2.1%
1,116,796	Surgery Center Holdings, Inc. Second Lien Term Loan 8.50%, 11/03/2021	1,060,956

HOUSING - 1.6%
812,586	Builders FirstSource, Inc. Term Loan B 6.00%, 07/31/2022	805,476

INFORMATION TECHNOLOGY - 4.2%
1,801,305	Avaya, Inc. Term Loan B-7 05/29/2020 (b)	1,263,913
977,481	Scientific Games International, Inc. Term Loan B-2 6.00%, 10/01/2021	894,219

		2,158,132

MEDIA & TELECOMMUNICATIONS - 7.1%
1,374,970	Getty Images, Inc. Initial Term Loan 4.75%, 10/18/2019	873,106
4,000,000	iHeartCommunications, Inc. Tranche D Term Loan 7.17%, 01/30/2019	2,814,300

		3,687,406

RETAIL - 4.1%
2,916,151	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.75%, 04/24/2020	2,121,514

SERVICE - 5.0%
3,480,285	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	2,604,402

TELECOMMUNICATIONS - 1.2%
639,942	TerreStar Corp. Term Loan A 11.00%, 02/27/2020	637,382

TRANSPORTATION - 1.9%
1,000,000	Quality Distribution, Inc. Second Lien Term Loan 9.50%, 07/20/2023	952,500

Principal Amount ($)		Value ($)

UTILITY - 15.4%
3,242,162	Entegra TC LLC Third Lien Term Loan 9.25%, 10/02/2020	3,209,740
15,190,310	Texas Competitive Electric Holdings Co. LLC Extended Term Loan (f)	4,762,163

		7,971,903

	Total U.S. Senior Loans (Cost $38,114,840)	26,065,541

Principal Amount

Foreign Denominated or Domiciled
Senior Loans (a) - 7.0%

LUXEMBOURG - 6.2%
USD
2,977,387	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan 5.75%, 04/28/2021	2,337,249
1,000,000	Second Lien Initial Term Loan 9.25%, 04/28/2022	667,500
181,152	Travelport Finance S.a.r.l. Initial Term Loan B 5.75%, 09/02/2021	177,727

		3,182,476

MARSHALL ISLANDS - 0.8%
USD
1,009,289	Drillships Financing Holding, Inc. Term Loan B-1 6.00%, 03/31/2021	410,024

	Total Foreign Denominated or Domiciled Senior Loans (Cost $4,882,053)	3,592,500

Principal Amount ($)

Collateralized Loan Obligations (c)(d) - 24.1%
1,500,000	A Voce CLO, Ltd. Series 2014-1A, Class D 5.12%, 07/15/2026	1,075,965
500,000	Avery Point VI CLO, Ltd. Series 2015-6A, Class F 7.08%, 08/05/2027	362,500
1,750,000	Betony CLO, Ltd. Series 2015-1A, Class E 5.67%, 04/15/2027	1,347,500
1,000,000	Highland Park CDO, Ltd. Series 2006-1A, Class A2 0.79%, 11/25/2051 (k)	700,000
1,600,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.12%, 05/20/2027	1,232,000
2,500,000	Limerock CLO II, Ltd. Series 2014-2A, Class E 4.82%, 04/18/2026	2,002,539
1,000,000	Marea CLO, Ltd. Series 2012-1A, Class ER 6.07%, 10/15/2023	907,300

See accompanying Notes to Financial Statements.	19

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)

Collateralized Loan Obligations (continued)
1,000,000	Race Point VIII CLO, Ltd. Series 2013-8A, Class E 5.22%, 02/20/2025	876,800
1,000,000	Recette CLO LLC Series 2015-1A, Class F 7.86%, 10/20/2027	776,000
2,000,000	Saranac CLO, Ltd. Series 2014-3A, Class E 5.74%, 06/22/2025	1,385,000
1,990,069	Westchester CLO, Ltd. Series 2007-1A, Class E 4.63%, 08/01/2022 (k)	1,796,595

	Total Collateralized Loan Obligations (Cost $14,051,120)	12,462,199

Corporate Bonds & Notes - 28.8%

CHEMICALS - 6.3%
6,500,000	Momentive Performance Materials, Inc. 4.69%, 04/24/2022	3,250,000

ENERGY - 0.0%
464	American Energy-Permian Basin LLC 7.38%, 11/01/2021 (c)	183

HEALTHCARE EQUIPMENT & SERVICES - 4.0%
3,000,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (c)	2,062,500

RETAIL - 3.3%
1,999,700	Guitar Center, Inc. 6.50%, 04/15/2019 (c)(e)	1,689,746

SOFTWARE & SERVICES - 4.1%
2,945,000	Scientific Games International, Inc. 10.00%, 12/01/2022 (e)	2,105,675

TELECOMMUNICATION SERVICES - 2.7%
5,060,200	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	1,404,206

UTILITIES - 8.4%
6,499,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (c)(e)	2,827,065
3,506,000	Texas Competitive Electric Holdings Co. LLC (f)	245,420
467,000	Texas Competitive Electric Holdings Co. LLC (f)	32,690
15,307,000	Texas Competitive Electric Holdings Co. LLC (f)	1,071,490
3,000,000	Texas Competitive Electric Holdings Co. LLC (f)	195,000

		4,371,665

	Total Corporate Bonds & Notes (Cost $26,435,571)	14,883,975

Principal Amount		Value ($)

Foreign Corporate Bonds & Notes (c)(f) - 0.0%

NETHERLANDS - 0.0%
USD
220,068	Celtic Pharma Phinco BV	2,201
97,918	Celtic Pharma Phinco BV	—

	Total Foreign Corporate Bonds & Notes (Cost $212,561)	2,201

Principal Amount ($)

Sovereign Bonds (f) - 0.0%

SOVEREIGN BONDS - 0.0%
4	Argentine Republic Government International Bond	5
4	Argentine Republic Government International Bond	4

		9

	Total Sovereign Bonds (Cost $7)	9

Shares

Common Stocks - 16.2%

CAPITAL GOODS - 0.7%
8,200	Nortek, Inc. (e)(g)	357,684

CHEMICALS - 1.8%
90,492	MPM Holdings, Inc. (g)	927,543

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
24,889	Pendrell Corp. (e)(g)	12,472

ENERGY - 3.4%
391,913	Overseas Shipholding Group, Inc., Class A (c)(g)	1,109,114
8,750	SemGroup Corp., Class A (e)	252,525
7,050	Targa Resources Corp.	190,773
7,150	Williams Cos., Inc. (The) (e)	183,755

		1,736,167

MATERIALS - 4.0%
6,632	Euramax International, Inc. (g)(h)	2,075,293

MEDIA - 0.9%
6,363	Metro-Goldwyn-Mayer, Inc., Class A (g)(i)	489,553

TELECOMMUNICATION SERVICES - 3.0%
5,082	TerreStar Corporation (g)(i)	1,532,528

UTILITIES - 2.4%
3,322	Entegra TC LLC, Class A (g)	797,280
38,625	NRG Energy, Inc. (e)	454,616

		1,251,896

	Total Common Stocks (Cost $11,778,677)	8,383,136

20	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland Opportunistic Credit Fund

Shares		Value ($)

Preferred Stocks (c)(k) - 1.8%

FINANCIAL - 1.8%
1,500	Grayson CLO, Ltd.	520,275
1,000	Westchester CLO, Ltd.	412,500

		932,775

	Total Preferred Stocks (Cost $1,443,578)	932,775

Master Limited Partnerships - 2.8%

ENERGY - 2.8%
43,500	Boardwalk Pipeline Partners LP	564,630
21,700	Energy Transfer Equity LP	298,158
21,500	Enterprise Products Partners LP	549,970

		1,412,758

HEALTHCARE EQUIPMENT & SERVICES - 0.0%
141,000	Genesys Ventures IA, LP	9,221

	Total Master Limited Partnerships (Cost $2,120,525)	1,421,979

Units

Warrants (g)(h) - 0.0%

ENERGY - 0.0%
180,000	Kinder Morgan, Inc., expires 05/25/2017	10,818

	Total Warrants (Cost $695,412)	10,818

Shares

Registered Investment Companies (j) - 9.5%
4,876,554	State Street Navigator Prime Securities Lending Portfolio	4,876,554

	Total Registered Investment Companies (Cost $4,876,554)	4,876,554

Total Investments - 140.7%		72,631,687

(Cost $104,610,898)
Other Assets & Liabilities, Net - (40.7)%		(21,000,659)

Net Assets applicable to Common Shareholders - 100.0%		51,631,028

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2015, these securities amounted to $21,085,783 or 40.8% of net assets.
(d)	Variable or floating rate security. The interest rate shown reflects the rate in effect December 31, 2015.
(e)	Securities (or a portion of securities) on loan. As of December 31, 2015, the market value of securities loaned was $4,799,422. The loaned securities were secured with cash collateral of $4,876,554. Collateral is calculated based on prior day’s prices. See Note 4.
(f)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(g)	Non-income producing security.
(h)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $2,086,111, or 4.0% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2015.
(i)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(j)	Represents investments of cash collateral received in connection with securities lending.
(k)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.

Currency Abbreviations:

USD	United States Dollar

Glossary:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$1,101,992	$1,101,992
Common Stock	3,774,562	3,774,562
Total Borrowings	$4,876,554	$4,876,554
Gross amount of recognized liabilities for securities lending transactions		$4,876,554

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.	21

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2015 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Floating Rate Opportunities Fund ($)	Highland Opportunistic Credit Fund ($)
Assets
Unaffiliated investments, at value(a)	756,066,830	626,412,088	597,099,761	72,631,687
Affiliated investments, at value (Note 10)	—	9,258,780	30,201,842	—

Total Investments, at value	756,066,830	635,670,868	627,301,603	72,631,687
Cash equivalents	153,944,508	6,923,883	6,907,804	—
Cash	220,919	18,817	—	—
Restricted Cash — Securities Sold Short (Note 2)	213,842,531	356,786,895	13,169,662	1,829,709
Foreign currency	—	—	—	37
Swaps, at value	1,103,362	—	—	—
Receivable for:
Investments sold	52,814,672	22,371,736	33,541,847	6,766,417
Dividends and interest	582,486	584,963	6,644,236	1,615,699
Fund shares sold	21,285,668	4,750,700	2,061,845	153,439
Prepaid expenses and other assets	121,585	438,787	414,641	35,733

Total assets	1,199,982,561	1,027,546,649	690,041,638	83,032,721

Liabilities
Due to custodian	—	—	—	3,992,020
Notes payable (Note 6)	—	—	46,500,000	18,000,000
Securities sold short, at value (Notes 2 and 9)	216,794,574	300,330,250	3,960,000	—
Written options contracts, at value (Note 3)	61,000	2,863,650	—	—
Payable for:
Upon receipt of securities loaned (Note 4)	33,116,569	36,667,006	20,863,083	4,876,554
Distributions to shareholders	130,105	216,304	333,797	29,713
Investments purchased	53,160,177	61,489,372	20,881,333	3,902,738
Fund shares redeemed	6,961,543	25,228,054	5,522,955	530,202
Investment advisory and administration fees (Note 7)	897,620	677,950	269,400	24,193
Trustees’ fees	23,014	13,134	20,687	852
Distribution and shareholder service fees (Note 7)	9,889	14,952	29,623	201
Transfer agent fees	472,067	86,419	177,684	1,867
Swap payments	97,099	—	—	—
Interest expense (Note 6)	—	—	—	29,304
Commitment fee payable (Note 6)	12,619	6,890	195,743	910
Accrued expenses and other liabilities	195,108	85,820	153,103	13,139

Total liabilities	311,931,384	427,679,801	98,907,408	31,401,693

Net Assets	888,051,177	599,866,848	591,134,230	51,631,028

Unaffiliated investments, at cost	772,320,344	638,072,434	793,893,673	104,610,898
Affiliated investments, at cost (Note 10)	—	9,199,556	333,953,502	—
Cash equivalents, at cost (Note 2)	153,944,508	6,923,883	6,907,804	—
Foreign currency, at cost	—	—	—	36
Proceeds from securities sold short	221,371,458	286,713,264	3,829,637	—
Written option premiums received	228,853	1,237,906	—	—
(a) Includes market value of securities on loan:	32,269,623	35,276,071	21,066,138	4,799,422

22	See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of December 31, 2015 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)		Highland Long/Short Healthcare Fund ($)		Highland Floating Rate Opportunities Fund ($)		Highland Opportunistic Credit Fund ($)
Net Assets Consist of:
Par value (Note 1)	78,063		44,808		86,021		14,363
Paid-in capital	890,483,941		732,500,351		1,958,930,405		87,216,017
Accumulated net investment loss	(6,216,089)		(6,875,265)		(20,491,458)		(790,185)
Accumulated net realized gain (loss) from investments, securities sold short, futures contracts and foreign currency transactions	14,111,167		(98,966,537)		(846,714,803)		(2,827,624)
Net unrealized appreciation (depreciation) on investments, securities sold short and foreign currency translations	(10,405,905)		(26,836,509)		(500,675,935)		(31,981,543)

Net Assets	888,051,177		599,866,848		591,134,230		51,631,028

Class A:
Net assets	75,596,363		131,974,623		170,269,652		4,783,255
Shares outstanding ($0.001 par value; unlimited shares authorized)	6,805,014		9,969,299		24,769,811		1,323,387
Net asset value per share	11.11	(a)	13.24	(a)	6.87	(a)	3.74	(a)
Max offering price per share	11.76	(b)	14.01	(b)	7.12	(b)	3.88	(b)

Class C:
Net assets	63,521,090		85,613,643		245,152,705		177,794
Shares outstanding ($0.001 par value; unlimited shares authorized)	6,083,645		6,812,066		35,675,315		48,938
Net asset value and offering price per share	10.44	(a)	12.57	(a)	6.87	(a)	3.63	(a)

Class Z
Net assets	748,933,724		382,278,582		175,711,873		46,669,979
Shares outstanding ($0.001 par value; unlimited authorization)	65,174,305		28,026,376		25,575,642		12,990,311
Net asset value, offering and redemption price per share	11.49		13.64		6.87		3.59

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

See accompanying Notes to Financial Statements.	23

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2015 (unaudited)	Highland Funds I

	Highland Long/Short Equity Fund ($)	Highland Long/Short Healthcare Fund ($)	Highland Floating Rate Opportunities Fund ($)	Highland Opportunistic Credit Fund ($)
Investment Income
Income:
Dividends	3,078,367	1,701,329	10,318	331,503
Less: Foreign taxes withheld	(14,175)	(820)	—	—
Securities lending income (Note 4)	66,706	364,511	36,389	14,735
Interest from unaffiliated issuers	—	322,682	23,388,309	4,101,029
Other income	797	—	46,702	2,558

Total Income	3,131,695	2,387,702	23,481,718	4,449,825

Expenses:
Investment advisory (Note 7)	10,061,156	3,951,384	2,508,484	436,113
Administration fees (Note 7)	894,325	790,277	771,841	—
Distribution and shareholder service fees (Note 7):
Class A	136,930	330,602	330,118	11,410
Class C	310,479	477,052	1,207,150	636
Transfer agent fees	551,898	267,393	366,589	5,849
Trustees fees (Note 7)	47,921	44,954	39,949	4,883
Accounting services fees	120,657	107,045	104,090	21,899
Audit fees	68,699	52,728	62,868	11,923
Legal fees (Note 7)	175,966	83,869	361,674	21,717
Registration fees	35,707	46,198	38,376	24,884
Insurance	79,952	26,251	82,170	2,159
Reports to shareholders	59,652	31,979	60,441	13,185
Interest expense (Note 6)	26,673	—	334,566	97,628
Commitment fees-credit agreement (Note 6)	23,296	19,779	229,953	2,381
Dividends and fees on securities sold short (Note 2)	2,298,569	2,935,727	59,959	922
Other	45,435	37,418	56,347	10,421

Total operating expenses before waiver and reimbursement	14,937,315	9,202,656	6,614,575	666,010
Expenses waived or borne by the adviser and administrator	(5,589,531)	—	(1,002,899)	(213,080)

Net operating expenses	9,347,784	9,202,656	5,611,676	452,930

Net investment income (loss)	(6,216,089)	(6,814,954)	17,870,042	3,996,895

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments from unaffiliated issuers	(1,341,060)	(92,150,072)	13,213,692	140,511
Investments from affiliated issuers (Note 10)	—	(506,698)	(3,129,411)	—
Securities sold short (Note 2)	14,563,344	11,308,811	1,515,693	299,395
Swap contracts (Note 3)	(232,036)	—	—	—
Written options contracts (Note 3)	8,727,132	(1,348,923)	—	—
Futures contracts (Note 3)	2,315,184	—	—	—
Foreign currency related transactions	(125,997)	(35,028)	2,731	(1,483)
Change in unrealized appreciation (depreciation) on:
Investments	(48,489,471)	(32,939,690)	(104,047,542)	(27,106,203)
Securities sold short (Note 2)	(847,489)	(8,706,360)	(247,245)	—
Swaps (Note 3)	1,103,362	—	—	—
Written options (Note 3)	(373,754)	(3,603,782)	—	—
Futures contracts (Note 3)	(270,207)	—	—	—
Foreign currency related translations	14,388	7,422	—	(332)

Net realized and unrealized loss on investments	(24,956,604)	(127,974,320)	(92,692,082)	(26,668,112)

Total decrease in net assets resulting from operations	(31,172,693)	(134,789,274)	(74,822,040)	(22,671,217)

24	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland Long/Short Equity Fund

	Six Months Ended December 31, 2015 (unaudited) ($)	Year Ended June 30, 2015 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	(6,216,089)	(12,750,421)
Net realized gain (loss) on investments, securities sold short, futures contracts and foreign currency transactions	23,906,567	62,343,276
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts and foreign currency transactions	(48,863,171)	(26,683,821)

Net increase (decrease) from operations	(31,172,693)	22,909,034

Distributions to shareholders from:
Net investment income
Class A	—	—
Class C	—	—
Class Z	—	—
Net realized gains
Class A	(2,927,543)	(5,853,187)
Class C	(2,622,346)	(2,248,689)
Class Z	(28,703,475)	(29,585,095)

Total distributions	(34,253,364)	(37,686,971)

Share transactions:
Proceeds from sale of shares
Class A	21,510,106	31,667,469
Class C	22,274,690	15,255,722
Class Z	229,270,752	253,530,788
Value of distributions reinvested
Class A	2,196,732	5,528,013
Class C	1,835,375	1,652,664
Class Z	19,307,282	25,625,493
Cost of shares redeemed
Class A	(19,176,394)	(151,059,357)
Class C	(11,115,580)	(15,641,639)
Class Z	(169,327,528)	(313,132,817)

Net increase (decrease) from shares transactions	96,775,435	(146,573,664)

Total increase (decrease) in net assets	31,349,378	(161,351,601)

Net Assets
Beginning of period	856,701,799	1,018,053,400

End of period	888,051,177	856,701,799

Accumulated net investment income (loss)	(6,216,089)	—

See accompanying Notes to Financial Statements.	25

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Equity Fund

	Six Months Ended December 31, 2015 (unaudited) $	Year Ended June 30, 2015 $
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	1,834,978	2,610,442
Issued for distribution reinvested	193,374	476,142
Shares redeemed	(1,636,913)	(12,732,161)

Net increase (decrease) in fund shares	391,439	(9,645,577)

Class C:
Shares sold	2,020,870	1,332,805
Issued for distribution reinvested	171,051	149,970
Shares redeemed	(1,024,068)	(1,371,263)

Net increase (decrease) in fund shares	1,168,653	111,512

Class Z:
Shares sold	18,964,356	20,571,637
Issued for distribution reinvested	1,643,173	2,144,393
Shares redeemed	(14,073,536)	(25,376,396)

Net increase/(decrease)	6,533,993	(2,660,366)

26	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Healthcare Fund

	Six Months Ended December 31, 2015 (unaudited) ($)	Year Ended June 30, 2015 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	(6,814,954)	(9,401,057)
Net realized gain (loss) on investments, securities sold short, futures contracts and foreign currency transactions	(82,731,910)	48,028,566
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts and foreign currency transactions	(45,242,410)	13,485,497

Net increase (decrease) from operations	(134,789,274)	52,113,006

Distributions to shareholders from:
Net investment income
Class A	—	—
Class C	—	—
Class Z	—	—
Net realized gains
Class A	(6,880,166)	(6,673,843)
Class C	(4,004,462)	(2,470,677)
Class Z	(18,542,641)	(6,599,458)

Total distributions	(29,427,269)	(15,743,978)

Share transactions:
Proceeds from sale of shares
Class A	84,660,219	176,502,361
Class C	38,750,612	43,110,193
Class Z	250,943,965	425,849,305
Value of distributions reinvested
Class A	6,645,805	6,350,239
Class C	3,950,299	2,424,087
Class Z	16,022,635	5,013,629
Cost of shares redeemed
Class A	(100,466,636)	(164,537,738)
Class C	(20,511,636)	(13,665,110)
Class Z	(233,390,206)	(114,138,271)

Net increase (decrease) from shares transactions	46,605,057	366,908,695

Total increase (decrease) in net assets	(117,611,486)	403,277,723

Net Assets
Beginning of period	717,478,334	314,200,611

End of period	599,866,848	717,478,334

Accumulated net investment income (loss)	(6,875,265)	(60,311)

See accompanying Notes to Financial Statements.	27

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Long/Short Healthcare Fund

	Six Months Ended December 31, 2015 (unaudited) $	Year Ended June 30, 2015 $
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	5,466,872	11,393,294
Issued for distribution reinvested	495,586	441,909
Shares redeemed	(7,058,378)	(10,943,902)

Net increase (decrease) in fund shares	(1,095,920)	891,301

Class C:
Shares sold	2,609,030	2,866,647
Issued for distribution reinvested	310,071	176,169
Shares redeemed	(1,530,133)	(926,880)

Net increase (decrease) in fund shares	1,388,968	2,115,936

Class Z:
Shares sold	15,771,182	26,829,513
Issued for distribution reinvested	1,160,220	340,369
Shares redeemed	(16,151,410)	(7,251,195)

Net increase/(decrease)	779,992	19,918,687

28	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Floating Rate Opportunities Fund

	Six Months Ended December 31, 2015 (unaudited) ($)	Year Ended June 30, 2015 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	17,870,042	37,245,292
Net realized gain (loss) on investments, securities sold short, futures contracts and foreign currency transactions	11,602,705	(703,495)
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts and foreign currency transactions	(104,294,787)	(46,159,348)

Net increase (decrease) from operations	(74,822,040)	(9,617,551)

Distributions to shareholders from:
Net investment income
Class A	(4,740,998)	(10,838,285)
Class C	(6,444,536)	(12,602,357)
Class Z	(6,684,347)	(13,964,486)
Net realized gains
Class A	—	—
Class C	—	—
Class Z	—	—

Total distributions	(17,869,881)	(37,405,128)

Share transactions:
Proceeds from sale of shares
Class A	31,350,708	55,690,350
Class C	15,549,342	28,999,816
Class Z	46,376,553	235,401,939
Value of distributions reinvested
Class A	3,976,181	9,259,312
Class C	5,325,264	10,317,472
Class Z	6,363,903	12,990,466
Cost of shares redeemed
Class A	(42,133,009)	(191,688,891)
Class C	(47,911,247)	(94,967,897)
Class Z	(128,887,983)	(289,002,440)

Net increase (decrease) from shares transactions	(109,990,288)	(222,999,873)

Total increase (decrease) in net assets	(202,682,209)	(270,022,552)

Net Assets
Beginning of period	793,816,439	1,063,838,991

End of period	591,134,230	793,816,439

Accumulated net investment income (loss)	(20,491,458)	(20,491,619)

See accompanying Notes to Financial Statements.	29

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Floating Rate Opportunities Fund

	Six Months Ended December 31, 2015 (unaudited) $	Year Ended June 30, 2015 $
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	4,270,255	6,989,859
Issued for distribution reinvested	543,387	1,170,286
Shares redeemed	(5,758,763)	(24,246,789)

Net increase (decrease) in fund shares	(945,121)	(16,086,644)

Class C:
Shares sold	2,127,493	3,655,118
Issued for distribution reinvested	727,694	1,306,488
Shares redeemed	(6,604,236)	(12,007,722)

Net increase (decrease) in fund shares	(3,749,049)	(7,046,116)

Class Z:
Shares sold	6,291,374	29,662,556
Issued for distribution reinvested	868,505	1,645,504
Shares redeemed	(17,828,621)	(36,566,001)

Net increase/(decrease)	(10,668,742)	(5,257,941)

30	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Opportunistic Credit Fund

	Six Months Ended December 31, 2015 (unaudited) ($)	Year Ended June 30, 2015 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	3,996,895	2,303,346
Net realized gain (loss) on investments, securities sold short, futures contracts and foreign currency transactions	438,423	201,621
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts and foreign currency transactions	(27,106,535)	(4,981,055)

Net increase (decrease) from operations	(22,671,217)	(2,476,088)

Distributions to shareholders from:
Net investment income
Class A	(370,207)	(247,809)
Class C	(7,087)	(4,360)
Class Z	(4,164,137)	(2,306,100)
Net realized gains
Class A	—	—
Class C	—	—
Class Z	—	—

Total distributions	(4,541,431)	(2,558,269)

Share transactions:
Proceeds from sale of shares
Class A	346,424	12,842,765
Class C	148,800	195,108
Class Z	5,699,561	75,900,453
Value of distributions reinvested
Class A	366,087	239,562
Class C	7,033	4,285
Class Z	3,884,303	2,169,391
Cost of shares redeemed
Class A	(1,283,055)	(4,796,353)
Class C	(83,585)	(25,316)
Class Z	(17,024,548)	(9,016,402)
Reorganization (Note 13)
Class Z	—	11,582,156

Net increase (decrease) from shares transactions	(7,938,980)	89,095,649

Total increase (decrease) in net assets	(35,151,628)	84,061,292

Net Assets
Beginning of period	86,782,656	2,721,364

End of period	51,631,028	86,782,656

Accumulated net investment income (loss)	(790,185)	(245,649)

See accompanying Notes to Financial Statements.	31

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds I

	Highland Opportunistic Credit Fund

	Six Months Ended December 31, 2015 (unaudited) $	Year Ended June 30, 2015 $
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	77,982	2,294,798
Issued for distribution reinvested	85,825	44,057
Shares redeemed	(297,874)	(881,401)

Net increase (decrease) in fund shares	(134,067)	1,457,454

Class C:
Shares sold	35,931	34,063
Issued for distribution reinvested	1,597	788
Shares redeemed	(18,803)	(4,638)

Net increase (decrease) in fund shares	18,725	30,213

Class Z:
Shares sold	1,287,602	15,699,757
Issued for distribution reinvested	919,465	399,849
Shares redeemed	(4,106,509)	(1,648,031)
Subscriptions from Reorganization (Note 13)	—	438,178

Net increase/(decrease)	(1,899,442)	14,889,753

32	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2015 (unaudited)	Highland Long/Short Equity Fund

($)
Cash Flows Provided by (Used for) Operating Activities:
Net decrease in net assets resulting from operations	(31,172,693)

Adjustments to Reconcile Net Investment Income to Net Cash Used for Operating Activities
Operating Activities:
Purchases of investment securities from unaffiliated issuers	(1,361,338,224)
Proceeds from disposition investment securities from unaffiliated issues	1,334,863,060
Purchases of purchased options	(2,199,893)
Purchases of short-term portfolio investments, net	(168,561,309)
Purchases of securities sold short	(1,033,116,210)
Proceeds of securities sold short	1,025,850,975
Decrease in restricted cash	1,278,416
Net premium received on open written options contracts	8,482,002
Net realized loss on Investments from unaffiliated issuers	1,341,060
Net realized gain on securities sold short, written options contracts and foreign currency transactions	(23,164,479)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short, written options contracts and translation on assets and liabilities denominated in foreign currency	48,592,964
Increase in receivable for investments sold	(1,308,395)
Decrease in receivable for dividends and interest	101,265
Increase in other assets	(68,316)
Increase in payable upon receipt of securities on loan	14,616,801
Increase in payable for investments purchased	13,694,917
Increase in payable for swap payment	97,099
Decrease in payable for variation margin	(33,967)
Increase in payables to related parties	60,316
Increase in payable for distribution and shareholder service fees	5,338
Increase in payable to transfer agent fees	172,535
Increase in payable for commitment fees	111
Decrease in accrued expenses and other liabilities	(193,336)

Net cash flow used for operating activities	(171,999,963)

Cash Flows Received from (Used In) Financing Activities:
Distributions paid in cash	(11,073,838)
Payments on shares redeemed	(193,619,369)
Proceeds from shares sold	254,199,769

Net cash flow received from (used in) financing activities	49,506,562

Effect of exchange rate changes on cash	(111,609)

Net Decrease in Cash	(122,605,010)

Cash and Foreign Currency/Due to Custodian:
Beginning of year	122,825,929

End of year	220,919

Supplemental disclosure of cash flow information:
Reinvestment of distributions	23,339,389

Cash paid during the year for interest	26,673

Cash paid during the year for commitment fees	19,890

See accompanying Notes to Financial Statements.	33

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2015 (unaudited)	Highland Long/Short Healthcare Fund

($)
Cash Flows Provided by (Used for) Operating Activities:
Net decrease in net assets resulting from operations	(134,789,274)

Adjustments to Reconcile Net Investment Income to Net Cash Used for Operating Activities
Operating Activities:
Purchases of investment securities from unaffiliated issuers	(2,584,268,149)
Proceeds from disposition investment securities from unaffiliated issues	2,558,826,203
Purchases of investment securities from affiliated issuers	(8,359,776)
Proceeds from disposition investment securities from affiliated issues	156,884
Proceeds of purchased options	297,856
Proceeds from sales of short-term portfolio investments, net	23,344,832
Purchases of securities sold short	(1,981,042,804)
Proceeds of securities sold short	2,100,797,922
Increase in restricted cash	(237,846,290)
Net accretion of discount	(56,093)
Net premium received on open written options contracts	(2,310,936)
Net realized loss on Investments from unaffiliated issuers	92,150,072
Net realized loss on Investments in affiliated issuers	506,698
Net realized gain on securities sold short, written options contracts and foreign currency transactions	(9,924,860)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short, written options contracts and translation on assets and liabilities denominated in foreign currency	45,242,410
Decrease in receivable for investments sold	32,606,414
Increase in receivable for dividends and interest	(306,629)
Increase in other assets	(279,508)
Decrease in payable upon receipt of securities on loan	(30,268,715)
Increase in payable for investments purchased	11,868,813
Decrease in payables to related parties	(2,397)
Increase in payable for distribution and shareholder service fees	6,947
Decrease in payable to transfer agent fees	(24,163)
Increase in payable for commitment fees	483
Decrease in accrued expenses and other liabilities	(78,784)

Net cash flow used for operating activities	(123,752,844)

Cash Flows Received from (Used In) Financing Activities:
Distributions paid in cash	(2,771,061)
Payments on shares redeemed	(331,445,480)
Proceeds from shares sold	381,314,273

Net cash flow received from (used in) financing activities	47,097,732

Effect of exchange rate changes on cash	(27,606)

Net Decrease in Cash	(76,682,718)

Cash and Foreign Currency/Due to Custodian:
Beginning of year	76,701,535

End of year	18,817

Supplemental disclosure of cash flow information:
Reinvestment of distributions	26,618,739

Cash paid during the year for commitment fees	20,262

34	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2015 (unaudited)	Highland Floating Rate Opportunities Fund

($)
Cash Flows Provided by (Used for) Operating Activities:
Net decrease in net assets resulting from operations	(74,822,040)

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities
Operating Activities:
Purchases of investment securities from unaffiliated issuers	(87,414,011)
Proceeds from disposition investment securities from unaffiliated issues	284,569,402
Purchases of investment securities from affiliated issuers	(5,452,278)
Proceeds from sales of short-term portfolio investments, net	27,388,679
Purchases of securities sold short	(63,793,767)
Proceeds of securities sold short	52,938,650
Decrease in restricted cash	22,104,134
Paydowns at cost	1,576,261
Net accretion of discount	(1,839,128)
Net realized gain on Investments from unaffiliated issuers	(13,213,692)
Net realized loss on Investments in affiliated issuers	3,129,411
Net realized gain on securities sold short, written options contracts and foreign currency transactions	(1,518,424)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short, written options contracts and translation on assets and liabilities denominated in foreign currency	104,294,787
Increase in receivable for investments sold	(1,233,558)
Decrease in receivable for dividends and interest	341,522
Increase in other assets	(52,403)
Decrease in payable upon receipt of securities on loan	(34,296,483)
Decrease in payable for investments purchased	(81,368,380)
Increase in payables to related parties	167,883
Increase in payable for distribution and shareholder service fees	11,390
Decrease in payable to transfer agent fees	(27,422)
Decrease in payable for commitment fees	(7,575)
Decrease in accrued expenses and other liabilities	(173,064)

Net cash flow provided by operating activities	131,309,894

Cash Flows Received from (Used In) Financing Activities:
Decrease in notes payable	(5,000,000)
Distributions paid in cash	(2,248,667)
Payments on shares redeemed	(216,883,326)
Proceeds from shares sold	94,103,369

Net cash flow received from (used in) financing activities	(130,028,624)

Effect of exchange rate changes on cash	2,731

Net Increase in Cash	1,284,001

Cash and Foreign Currency/Due to Custodian:
Beginning of year	(1,284,001)

End of year	—

Supplemental disclosure of cash flow information:
Reinvestment of distributions	15,665,348

Cash paid during the year for interest	562,265

Cash paid during the year for commitment fees	(7,575)

See accompanying Notes to Financial Statements.	35

STATEMENT OF CASH FLOWS

For the Six Months Ended December 31, 2015 (unaudited)	Highland Opportunistic Credit Fund

($)
Cash Flows Provided by (Used for) Operating Activities:
Net decrease in net assets resulting from operations	(22,671,217)

Adjustments to Reconcile Net Investment Income to Net Cash Used for Operating Activities
Operating Activities:
Purchases of investment securities from unaffiliated issuers	(32,877,680)
Proceeds from disposition investment securities from unaffiliated issues	44,269,547
Proceeds from sales of short-term portfolio investments, net	5,734,721
Purchases of securities sold short	(1,080,605)
Proceeds of securities sold short	1,380,000
Decrease in restricted cash	(792,079)
Net accretion of discount	(612,386)
Net realized gain on Investments from unaffiliated issuers	(140,511)
Net realized gain on securities sold short, written options contracts and foreign currency transactions	(297,912)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short, written options contracts and translation on assets and liabilities denominated in foreign currency	27,106,535
Increase in receivable for investments sold	(1,242,262)
Increase in receivable for dividends and interest	(451,634)
Decrease in Investment advisory and administration fees receivable	29,310
Decrease in other assets	(18,825)
Decrease in payable upon receipt of securities on loan	(5,734,721)
Decrease in payable for investments purchased	(23,885,567)
Increase in payables to related parties	23,899
Increase in payable for distribution and shareholder service fees	44
Increase in payable to transfer agent fees	168
Increase in payable for interest expense	29,304
Increase in payable for commitment fees	132
Decrease in accrued expenses and other liabilities	(16,633)

Net cash flow used for operating activities	(11,248,372)

Cash Flows Received from (Used In) Financing Activities:
Increase in notes payable	18,000,000
Distributions paid in cash	(274,894)
Payments on shares redeemed	(17,996,701)
Proceeds from shares sold	6,041,346

Net cash flow received from (used in) financing activities	5,769,751

Effect of exchange rate changes on cash	(1,815)

Net Increase (Decrease) in Cash	(5,480,436)

Cash and Foreign Currency/Due to Custodian:
Beginning of year	1,488,453

End of year	(3,991,983)

Supplemental disclosure of cash flow information:
Reinvestment of distributions	4,257,423

Cash paid during the year for interest	126,932

Cash paid during the year for commitment fees	2,513

36	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		For the Years Ended June 30,
			2015	2014	2013	2012	2011

Net Asset Value, Beginning of Period	$11.98		$12.18	$11.37	$11.30	$11.10	$10.68
Income from Investment Operations:
Net investment loss(a)	(0.10)		(0.20)	(0.21)	(0.16)	(0.22)	(0.21)
Redemption fees added to paid-in capital(a)	—		—	— (b)	— (b)	— (b)	— (b)
Net realized and unrealized gain/(loss)(a)	(0.32)		0.48	1.97	0.53	0.48	0.93

Total from investment operations	(0.42)		0.28	1.76	0.37	0.26	0.72
Less Distributions Declared to Shareholders:
From net realized gains	(0.45)		(0.48)	(0.95)	(0.30)	(0.06)	(0.30)

Total distributions declared to shareholders	(0.45)		(0.48)	(0.95)	(0.30)	(0.06)	(0.30)
Net Asset Value, End of Period(i)	$11.11		$11.98	$12.18	$11.37	$11.30	$11.10
Total Return(c)(i)	(3.60	)%(d)	2.45%	15.60%	3.38%	2.42%	6.62%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$75,596		$76,813	$195,612	$141,351	$265,712	$286,581
Gross operating expenses(f)(g)	3.59%		3.58%	3.75%	3.79%	3.66%	3.64%
Waiver/reimbursement	(1.25)%		(1.25)%	(1.25)%	(1.25)%	(1.25)%	(1.25)%
Net operating expenses(f)(h)	2.34%		2.33%	2.50%	2.54%	2.41%	2.39%
Dividends and fees on securities sold short	0.51%		0.49%	0.56%	0.66%	0.53%	0.41%
Net operating expenses (excluding dividends and fees on securities sold short)	1.83%		1.84%	1.94%	1.88%	1.88%	1.98%
Net investment loss	(1.64)%		(1.63)%	(1.69)%	(1.40)%	(1.99)%	(1.89)%
Portfolio turnover rate	191	%(d)	414%	349%	706%	650%	684%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Gross operating expenses (excluding interest expense and commitment fees) were 3.58% for the period ended December 31, 2015. Gross operating expenses (excluding interest expense and commitment fees) were 3.51%, 3.75%, 3.79%, 3.66% and 3.64% for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

See accompanying Notes to Financial Statements.	37

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		For the Years Ended June 30,
			2015	2014	2013	2012	2011

Net Asset Value, Beginning of Period	$11.32		$11.62	$10.95	$10.96	$10.83	$10.48
Income from Investment Operations:
Net investment loss(a)	(0.13)		(0.26)	(0.27)	(0.22)	(0.28)	(0.27)
Redemption fees added to paid-in capital(a)	—		—	— (b)	— (b)	— (b)	— (b)
Net realized and unrealized gain/(loss)(a)	(0.30)		0.44	1.89	0.51	0.47	0.92

Total from investment operations	(0.43)		0.18	1.62	0.29	0.19	0.65
Less Distributions Declared to Shareholders:
From net realized gains	(0.45)		(0.48)	(0.95)	(0.30)	(0.06)	(0.30)

Total distributions declared to shareholders	(0.45)		(0.48)	(0.95)	(0.30)	(0.06)	(0.30)
Net Asset Value, End of Period(i)	$10.44		$11.32	$11.62	$10.95	$10.96	$10.83
Total Return(c)(i)	(3.90	)%(d)	1.69%	14.89%	2.75%	1.83%	6.18%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$63,521		$55,639	$55,795	$45,925	$57,677	$79,243
Gross operating expenses(f)(g)	4.24%		4.28%	4.39%	4.48%	4.31%	4.29%
Waiver/reimbursement	(1.25)%		(1.25)%	(1.25)%	(1.26)%	(1.25)%	(1.25)%
Net operating expenses(f)(h)	2.99%		3.03%	3.14%	3.22%	3.06%	3.04%
Dividends and fees on securities sold short	0.51%		0.54%	0.56%	0.67%	0.53%	0.41%
Net operating expenses (excluding dividends and fees on securities sold short)	2.48%		2.49%	2.58%	2.55%	2.53%	2.63%
Net investment loss	(2.29)%		(2.27)%	(2.35)%	(2.02)%	(2.64)%	(2.54)%
Portfolio turnover rate	191	%(d)	414%	349%	706%	650%	684%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Gross operating expenses (excluding interest expense and commitment fees) were 4.24% for the period ended December 31, 2015. Gross operating expenses (excluding interest expense and commitment fees) were 4.21%, 4.39%, 4.48%, 4.31% and 4.29% for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

38	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Equity Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		For the Years Ended June 30,
			2015	2014	2013	2012	2011

Net Asset Value, Beginning of Period	$12.35		$12.51	$11.61	$11.50	$11.27	$10.81
Income from Investment Operations:
Net investment loss(a)	(0.08)		(0.16)	(0.17)	(0.11)	(0.18)	(0.17)
Redemption fees added to paid-in capital(a)	—		—	— (b)	— (b)	— (b)	— (b)
Net realized and unrealized gain/(loss)(a)	(0.33)		0.48	2.02	0.52	0.47	0.93

Total from investment operations	(0.41)		0.32	1.85	0.41	0.29	0.76
Less Distributions Declared to Shareholders:
From net realized gains	(0.45)		(0.48)	(0.95)	(0.30)	(0.06)	(0.30)

Total distributions declared to shareholders	(0.45)		(0.48)	(0.95)	(0.30)	(0.06)	(0.30)
Net Asset Value, End of Period(i)	$11.49		$12.35	$12.51	$11.61	$11.50	$11.27
Total Return(c)(i)	(3.41	)%(d)	2.71%	16.07%	3.68%	2.56%	7.02%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$748,934		$724,250	$766,646	$692,705	$399,689	$163,490
Gross operating expenses(f)(g)	3.24%		3.28%	3.39%	3.54%	3.31%	3.29%
Waiver/reimbursement	(1.25)%		(1.25)%	(1.25)%	(1.26)%	(1.25)%	(1.25)%
Net operating expenses(f)(h)	1.99%		2.03%	2.14%	2.28%	2.06%	2.04%
Dividends and fees on securities sold short	0.51%		0.54%	0.56%	0.71%	0.53%	0.41%
Net operating expenses (excluding dividends and fees on securities sold short)	1.48%		1.49%	1.58%	1.57%	1.53%	1.63%
Net investment loss	(1.29)%		(1.27)%	(1.34)%	(0.96)%	(1.64)%	(1.54)%
Portfolio turnover rate	191	%(d)	414%	349%	706%	650%	684%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Gross operating expenses (excluding interest expense and commitment fees) were 3.23% for the period ended December 31, 2015. Gross operating expenses (excluding interest expense and commitment fees) were 3.21%, 3.39%, 3.54%, 3.31% and 3.29% for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

See accompanying Notes to Financial Statements.	39

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		For the Years Ended June 30,
			2015	2014		2013		2012	2011

Net Asset Value, Beginning of Period	$16.22		$15.07	$11.03		$10.87		$13.75	$11.19
Income from Investment Operations:
Net investment loss(a)	(0.14)		(0.32)	(0.27)		(0.26)		(0.28)	(0.15)
Redemption fees added to paid-in capital	—		—	—	(a)(b)	—	(a)(b)	0.01 (a)	—	(a)(b)
Capital contributions (Note 1)	—		—	—		(0.03	)(a)	—	—
Net realized and unrealized gain/(loss)(a)	(2.26)		2.15	4.31		0.45		(1.36)	3.06

Total from investment operations	(2.40)		1.83	4.04		0.16		(1.63)	2.91
Less Distributions Declared to Shareholders:
From net realized gains	(0.58)		(0.68)	—		—		(1.25)	(0.35)

Total distributions declared to shareholders	(0.58)		(0.68)	—		—		(1.25)	(0.35)
Net Asset Value, End of Period(i)	$13.24		$16.22	$15.07		$11.03		$10.87	$13.75
Total Return(c)(i)	(14.83	)%(d)	12.71%	36.63%		1.47%		(12.37)%	26.63%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$131,975		$179,486	$153,358		$11,652		$29,861	$23,767
Gross operating expenses(f)(g)	2.47%		2.55%	2.55%		3.52%		3.30%	3.14%
Waiver/reimbursement	—%		—	—		—		(0.36)%	(1.19)%
Net operating expenses(f)(h)	2.47%		2.55%	2.55%		3.52%		2.94%	1.95%
Dividends and fees on securities sold short	0.74%		0.77%	0.77%		1.03%		1.09%	0.53%
Net operating expenses (excluding dividends and fees on securities sold short)	1.73%		1.78%	1.78%		2.49%		1.85%	1.42%
Net investment loss	(1.87)%		(2.09)%	(1.82)%		(2.48)%		(2.31)%	(1.26)%
Portfolio turnover rate	391	%(d)	409%	538%		1,035%		1,336%	1,553%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Gross operating expenses (excluding interest expense and commitment fees) were 2.47% for the period ended December 31, 2015. Gross operating expenses (excluding interest expense and commitment fees) were 2.55%, 2.55%, 3.52%, 3.30% and 3.14% for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

40	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		For the Years Ended June 30,
			2015	2014		2013		2012	2011

Net Asset Value, Beginning of Period	$15.48		$14.50	$10.68		$10.59		$13.54	$11.04
Income from Investment Operations:
Net investment loss(a)	(0.18)		(0.42)	(0.35)		(0.31)		(0.34)	(0.23)
Redemption fees added to paid-in capital	—		—	—	(a)(b)	—	(a)(b)	0.01 (a)	—	(a)(b)
Capital contributions (Note 1)	—		—	—		(0.03	)(a)	—	—
Net realized and unrealized gain/(loss)(a)	(2.15)		2.08	4.17		0.43		(1.37)	3.08

Total from investment operations	(2.33)		1.66	3.82		0.09		(1.70)	2.85
Less Distributions Declared to Shareholders:
From net realized gains	(0.58)		(0.68)	—		—		(1.25)	(0.35)

Total distributions declared to shareholders	(0.58)		(0.68)	—		—		(1.25)	(0.35)
Net Asset Value, End of Period(i)	$12.57		$15.48	$14.50		$10.68		$10.59	$13.54
Total Return(c)(i)	(15.09	)%(d)	12.02%	35.77%		0.85%		(13.04)%	26.35%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$85,614		$83,971	$47,964		$5,460		$9,181	$6,075
Gross operating expenses(f)(g)	3.12%		3.29%	3.25%		4.20%		3.95%	3.79%
Waiver/reimbursement	—		—	—		—		(0.36)%	(1.19)%
Net operating expenses(f)(h)	3.12%		3.29%	3.25%		4.20%		3.59%	2.60%
Dividends and fees on securities sold short	0.74%		0.84%	0.79%		1.07%		1.09%	0.53%
Net operating expenses (excluding dividends and fees on securities sold short)	2.38%		2.45%	2.46%		3.13%		2.50%	2.07%
Net investment loss	(2.52)%		(2.81)%	(2.51)%		(3.05)%		(2.96)%	(1.91)%
Portfolio turnover rate	391	%(d)	409%	538%		1,035%		1,336%	1,553%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Gross operating expenses (excluding interest expense and commitment fees) were 3.12% for the period ended December 31, 2015. Gross operating expenses (excluding interest expense and commitment fees) were 3.28%, 3.25%, 4.20%, 3.95% and 3.79% for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

See accompanying Notes to Financial Statements.	41

FINANCIAL HIGHLIGHTS

Highland Long/Short Healthcare Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		For the Years Ended June 30,
			2015	2014		2013		2012	2011

Net Asset Value, Beginning of Period	$16.66		$15.40	$11.23		$11.03		$13.88	$11.26
Income from Investment Operations:
Net investment loss(a)	(0.12)		(0.30)	(0.22)		(0.21)		(0.24)	(0.11)
Redemption fees added to paid-in capital	—		—	—	(a)(b)	—	(a)(b)	0.01 (a)	—	(a)(b)
Capital contributions (Note 1)	—		—	—		(0.03	)(a)	—	—
Net realized and unrealized gain/(loss)(a)	(2.32)		2.24	4.39		0.44		(1.37)	3.08

Total from investment operations	(2.44)		1.94	4.17		0.20		(1.60)	2.97
Less Distributions Declared to Shareholders:
From net realized gains	(0.58)		(0.68)	—		—		(1.25)	(0.35)

Total distributions declared to shareholders	(0.58)		(0.68)	—		—		(1.25)	(0.35)
Net Asset Value, End of Period(i)	$13.64		$16.66	$15.40		$11.23		$11.03	$13.88
Total Return(c)(i)	(14.68	)%(d)	13.16%	37.13%		1.81%		(11.95)%	26.79%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$382,279		$454,021	$112,879		$13,801		$14,210	$13,705
Gross operating expenses(f)(g)	2.12%		2.41%	2.26%		3.24%		2.95%	2.79%
Waiver/reimbursement	—		—	—		—	(j)	(0.36)%	(1.19)%
Net operating expenses(f)(h)	2.12%		2.41%	2.26%		3.24%		2.59%	1.60%
Dividends and fees on securities sold short	0.74%		0.96%	0.80%		1.13%		1.09%	0.53%
Net operating expenses (excluding dividends and fees on securities sold short)	1.38%		1.45%	1.46%		2.11%		1.50%	1.07%
Net investment loss	(1.52)%		(1.90)%	(1.51)%		(1.95)%		(1.96)%	(0.91)%
Portfolio turnover rate	391	%(d)	409%	538%		1,035%		1,336%	1,553%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Gross operating expenses (excluding interest expense and commitment fees) were 2.12% for the period ended December 31, 2015. Gross operating expenses (excluding interest expense and commitment fees) were 2.40%, 2.26%, 3.24%, 2.95% and 2.79% for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.
(h)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(i)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(j)	Represents less than 0.005%.

42	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		For the Years Ended June 30,
			2015		2014		2013		2012	2011

Net Asset Value, Beginning of Period	$7.83		$8.20		$7.74		$6.85		$6.96	$6.55
Income from Investment Operations:
Net investment income(a)	0.19		0.33		0.33		0.30		0.26	0.27
Redemption fees added to paid-in capital(a)	—		—		—	(b)	—	(b)	— (b)	—
Net realized and unrealized gain/(loss)(a)	(0.96)		(0.36)		0.46		0.98		(0.07)	0.46

Total from investment operations	(0.77)		(0.03)		0.79		1.28		0.19	0.73
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.34)		(0.32)		(0.30	)(c)	(0.30)	(0.32)
From return of capital	—		—		(0.01)		(0.09	)(c)	—	—

Total distributions declared to shareholders	(0.19)		(0.34)		(0.33)		(0.39)		(0.30)	(0.32)
Net Asset Value, End of Period(j)	$6.87		$7.83		$8.20		$7.74		$6.85	$6.96
Total Return(d)(j)	(9.99	)%(e)	(0.36)%		10.43%		19.16%		2.52%	11.73%
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$170,270		$201,433		$342,776		$249,450		$203,684	$264,385
Gross operating expenses(h)	1.76	%(g)	1.37	%(g)	1.60	%(g)	1.79%		2.53%	2.65%
Waiver/reimbursement	(0.28)%		0.01%		(0.26)%		(0.21)%		—	—
Net operating expenses(i)	1.48	%(g)	1.38	%(g)	1.34	%(g)	1.58%		2.53%	2.65%
Dividends and fees on securities sold short	0.02%		0.05%		0.04%		—		—	—
Net operating expenses (excluding dividends and fees on securities sold short)	1.46%		1.33%		1.30%		1.58%		2.53%	2.65%
Net investment income	5.02%		4.12%		4.15%		4.06%		3.91%	3.97%
Portfolio turnover rate	13	%(e)	55%		69%		71%		50%	104%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Changed from previously reported amounts of $(0.32) and $(0.07), respectively. See Note 5.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Includes dividends and fees on securities sold short.
(h)	Gross operating expenses (excluding interest expense and commitment fees) were 1.60% for the period ended December 31, 2015. Gross operating expenses (excluding interest expense and commitment fees) were 1.33%, 1.52%, 1.65%, 2.11% and 2.18% for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.
(i)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(j)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

See accompanying Notes to Financial Statements.	43

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		For the Years Ended June 30,
			2015		2014		2013		2012	2011

Net Asset Value, Beginning of Period	$7.83		$8.20		$7.74		$6.85		$6.96	$6.55
Income from Investment Operations:
Net investment income(a)	0.17		0.29		0.30		0.26		0.23	0.24
Redemption fees added to paid-in capital(a)	—		—		—	(b)	—	(b)	— (b)	—
Net realized and unrealized gain/(loss)(a)	(0.96)		(0.36)		0.45		0.98		(0.07)	0.45

Total from investment operations	(0.79)		(0.07)		0.75		1.24		0.16	0.69
Less Distributions Declared to Shareholders:
From net investment income	(0.17)		(0.30)		(0.28)		(0.26	)(c)	(0.27)	(0.28)
From return of capital	—		—		(0.01)		(0.09	)(c)	—	—

Total distributions declared to shareholders	(0.17)		(0.30)		(0.29)		(0.35)		(0.27)	(0.28)
Net Asset Value, End of Period(j)	$6.87		$7.83		$8.20		$7.74		$6.85	$6.96
Total Return(d)(j)	(10.22	)%(e)	(0.87)%		9.90%		18.58%		2.01%	11.16%
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$245,153		$308,710		$380,974		$326,476		$320,178	$437,220
Gross operating expenses(h)	2.26	%(g)	1.87	%(g)	2.10	%(g)	2.30%		3.03%	3.15%
Waiver/reimbursement	(0.28)%		0.01%		(0.26)%		(0.22)%		—	—
Net operating expenses(i)	1.98	%(g)	1.89	%(g)	1.84	%(g)	2.08%		3.03%	3.15%
Dividends and fees on securities sold short	0.02%		0.05%		0.04%		—		—	—
Net operating expenses (excluding dividends and fees on securities sold short)	1.96%		1.84%		1.80%		2.08%		3.03%	3.15%
Net investment income	4.52%		3.71%		3.72%		3.56%		3.41%	3.47%
Portfolio turnover rate	13	%(e)	55%		69%		71%		50%	104%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Changed from previously reported amounts of $(0.28) and $(0.07), respectively. See Note 5.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Includes dividends and fees on securities sold short.
(h)	Gross operating expenses (excluding interest expense and commitment fees) were 2.10% for the period ended December 31, 2015. Gross operating expenses (excluding interest expense and commitment fees) were 1.84%, 2.02%, 2.16%, 2.61% and 2.68% for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.
(i)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(j)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

44	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Floating Rate Opportunities Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		For the Years Ended June 30,
			2015		2014		2013		2012	2011

Net Asset Value, Beginning of Period	$7.83		$8.19		$7.74		$6.84		$6.96	$6.55
Income from Investment Operations:
Net investment income(a)	0.20		0.36		0.36		0.29		0.29	0.29
Redemption fees added to paid-in capital(a)	—		—		—	(b)	—	(b)	— (b)	—
Net realized and unrealized gain/(loss)(a)	(0.96)		(0.36)		0.45		1.03		(0.08)	0.46

Total from investment operations	(0.76)		—	(b)	0.81		1.32		0.21	0.75
Less Distributions Declared to Shareholders:
From net investment income	(0.20)		(0.36)		(0.35)		(0.33	)(c)	(0.33)	(0.34)
From return of capital	—		—		(0.01)		(0.09	)(c)	—	—

Total distributions declared to shareholders	(0.20)		(0.36)		(0.36)		(0.42)		(0.33)	(0.34)
Net Asset Value, End of Period(j)	$6.87		$7.83		$8.19		$7.74		$6.84	$6.96
Total Return(d)(j)	(9.83	)%(e)	0.11%		10.68%		19.77%		2.73%	12.11%
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$175,712		$283,673		$340,089		$170,170		$22,568	$35,668
Gross operating expenses(h)	1.41	%(g)	1.03	%(g)	1.25	%(g)	1.31%		2.18%	2.30%
Waiver/reimbursement	(0.28)%		0.01%		(0.26)%		(0.27)%		—	—
Net operating expenses(i)	1.13	%(g)	1.04	%(g)	0.99	%(g)	1.04%		2.18%	2.30%
Dividends and fees on securities sold short	0.02%		0.05%		0.04%		—		—	—
Net operating expenses (excluding dividends and fees on securities sold short)	1.11%		0.99%		0.95%		1.04%		2.18%	2.30%
Net investment income	5.37%		4.55%		4.49%		3.88%		4.26%	4.32%
Portfolio turnover rate	13	%(e)	55%		69%		71%		50%	104%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)	Changed from previously reported amounts of $(0.34) and $(0.08), respectively. See Note 5.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Includes dividends and fees on securities sold short.
(h)	Gross operating expenses (excluding interest expense and commitment fees) were 1.25% for the period ended December 31, 2015. Gross operating expenses (excluding interest expense and commitment fees) were 0.99%, 1.17%, 1.21%, 1.76% and 1.83% for the years ended June 30, 2015, 2014, 2013, 2012 and 2011, respectively.
(i)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(j)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

See accompanying Notes to Financial Statements.	45

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		For the Year Ended 06/30/15*

Net Asset Value, Beginning of Period	$5.30		$6.22
Income from Investment Operations:
Net investment loss(a)	0.24		0.24
Net realized and unrealized gain/(loss)(a)	(1.56)		(0.93)

Total from investment operations	(1.32)		(0.69)
Less Distributions Declared to Shareholders:
From net realized gains	(0.24)		(0.23)

Total distributions declared to shareholders	(0.24)		(0.23)
Net Asset Value, End of Period(b)	$3.74		$5.30
Total Return(b)(c)	(24.96	)%(d)	(11.14)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$4,783		$7,730
Gross operating expenses(f)	2.11%		2.30%
Waiver/reimbursement	(0.57)%		(1.03)%
Net operating expenses(g)	1.54%		1.27%
Net investment income	10.44%		4.43%
Portfolio turnover rate	36	%(d)	41%

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30. Class A shares commenced operations on July 1, 2014.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Gross operating expenses (excluding interest expense and commitment fees) were 1.84% for the period ended December 31, 2015.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

46	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		For the Year Ended 06/30/15*

Net Asset Value, Beginning of Period	$5.30		$6.22
Income from Investment Operations:
Net investment loss(a)	0.22		0.21
Net realized and unrealized gain/(loss)(a)	(1.66)		(0.93)

Total from investment operations	(1.44)		(0.72)
Less Distributions Declared to Shareholders:
From net realized gains	(0.23)		(0.20)

Total distributions declared to shareholders	(0.23)		(0.20)
Net Asset Value, End of Period(b)	$3.63		$5.30
Total Return(b)(c)	(27.77	)%(d)	(11.61)%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$178		$160
Gross operating expenses(f)	2.61%		2.80%
Waiver/reimbursement	(0.57)%		(1.03)%
Net operating expenses(g)	2.04%		1.77%
Net investment income	9.94%		3.88%
Portfolio turnover rate	36	%(d)	41%

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30. Class C shares commenced operations on July 1, 2014.
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Gross operating expenses (excluding interest expense and commitment fees) were 2.34% for the period ended December 31, 2015.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

See accompanying Notes to Financial Statements.	47

FINANCIAL HIGHLIGHTS

Highland Opportunistic Credit Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/2015 (unaudited)		For the Year Ended 06/30/2015*	For the Six Months Ended 06/30/2014**		For the Years Ended December 31,
						2013**	2012**		2011**	2010**

Net Asset Value, Beginning of Period	$5.30		$6.21	$6.04		$4.49	$3.36		$3.60	$6.98
Income from Investment Operations:
Net investment income/(loss)	0.25		0.26 (a)	(0.05)		0.05	(0.04	)(a)	(0.01)	0.06	(a)
Net realized and unrealized gain/(loss)	(1.71)		(0.92)	0.22		1.50	1.17		(0.23)	0.46
Distributions from net investment income to preferred shareholders, including declared distributions	—		—	—		—	—		—	(0.03)

Total from investment operations shareholders	(1.46)		(0.66)	0.17		1.55	1.13		(0.24)	0.49
Less Distributions Declared to Common Shareholders:
From net investment income	(0.25)		(0.25)	—		—	—		—	(0.05)
From return of capital	—		—	—		—	—		—	(3.82)

Total distributions declared to common shareholders	(0.25)		(0.25)	—		—	—		—	(3.87)
Net Asset Value, End of Period(b)	$3.59		$5.30	$6.21		$6.04	$4.49		$3.36	$3.60
Total Return(b)(c)	(27.44	)%(d)	(10.63)%	2.81	%(d)	34.52%	33.23%		(6.39)%	12.88%
Ratios based on average net assets of common shares:
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$46,670		$78,893	$2,721		$816	$605		$2,757	$2,951
Gross expenses(e)	1.76	%(f)	1.95%	4.23%		8.52%	6.86%		5.77%	3.94%
Waiver/Reimbursement	(0.57	)%(f)	(1.04)%	—		—	—		—	—
Net operating expenses(g)	1.19	%(f)	0.91%	4.23%		8.52%	6.86%		5.77%	3.94%
Net investment income/(loss)	10.79	%(f)	4.80%	(1.53)%		0.93%	(1.55)%		(0.27)%	1.46	%(h)
Common and Preferred Share Information at End of Period:
Ratios based on net assets of common and preferred shares:
Gross expenses(e)	1.76	%(f)	1.95%	4.23%		8.52%	6.86%		5.77%	3.88%
Waiver/Reimbursement	(0.57	)%(f)	(1.04)%	—		—	—		—	—
Net operating expenses(g)	1.19	%(f)	0.91%	4.23%		8.52%	6.86%		5.77%	3.88%
Net investment income/(loss)	10.79	%(f)	4.81%	(1.53)%		0.93%	(1.55)%		(0.27)%	1.33%
Portfolio turnover rate	36%		41%	—		—	—		8%	3	%(i)
Preferred Share Information at End of Period
Aggregate amount outstanding, end of period (000’s)	$—		$—	$—		$—	$—		$—	$—
Asset coverage per share(j)	$—		$—	$—		$—	$—		$—	$—

*	Effective July 1, 2014, the Highland Opportunistic Credit Fund changed its fiscal year end from December 31 to June 30.
**	Historical data shown is that of the Highland Special Situations Fund, which reorganized into the Highland Opportunistic Credit Fund on July 1, 2014 (See Note 13).
(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	Gross operating expenses (excluding interest expense and commitment fees) were 1.49% for the period ended December 31, 2015.
(f)	Annualized.
(g)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(h)	Net investment income ratio does not reflect payment to preferred shareholders. The ratio reflecting such payment was 1.34% for the years ended December 31, 2010.
(i)	Portfolio turnover rate excludes securities delivered from processing the redemption-in-kind.
(j)	Asset coverage per share equals net assets of common shares plus the redemption value of the preferred shares divided by the total number of preferred shares outstanding at the end of the period. During the year ended December 31, 2010 all the preferred shares were redeemed.

48	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2015	Highland Funds I

Note 1. Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eight separate portfolios, each of which is non-diversified: Highland Long/Short Equity Fund (the “Long/Short Equity Fund”), Highland Long/Short Healthcare Fund (the “Long/Short Healthcare Fund”), Highland Floating Rate Opportunities Fund (the “Floating Rate Opportunities Fund”) and Highland Opportunistic Credit Fund (the “Opportunistic Credit Fund”) (each a “Fund” and, collectively, the “Funds”). The Highland/iBoxx Senior Loan ETF, Highland HFR Global ETF, Highland HFR Event-Driven ETF and Highland HFR Equity Hedge ETF are reported separately.

Fund Shares

Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a “Share” and, collectively, the “Shares”). The Funds currently offer Class A, Class C and Class Z Shares. Class A Shares are sold with a front-end sales charge. Class A and Class C Shares may be subject to a contingent deferred sales charge. Class Z Shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

Each Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each class share. Expenses other than those incurred by each specific Fund are allocated pro rata among the Funds and share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), NASDAQ or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to generally have the capability to provide appropriate pricing and have been approved by the Board.

Securities for which market quotations are not readily available, for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”)), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things,: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may

Semi-Annual Report	49

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of each Fund’s portfolio securities as of each Fund’s period end that became available prior to the completion of this semi-annual report that was not available at the time each Fund’s NAV as of its period end was published.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation.

The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2015, the Funds’ investments consisted of senior loans, collateralized loan obligations, corporate bonds and notes, sovereign bonds, claims, common stocks, preferred stocks, exchange-traded funds, other registered investment companies, cash equivalents, master limited partnerships, rights, warrants, securities sold short and options. The fair value of the Funds’ loans, bonds and collateralized loan obligations are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and collateralized loan obligations that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, other registered investment companies, master limited partnerships, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price is utilized to value the option.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in

50	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of December 31, 2015 is as follows:

	Total value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks(1)	$722,377,109	$722,377,109	$—	$—
Purchased Call Options	244,725	244,725	—	—
Purchased Put Options	328,427	328,427	—	—
Registered Investment Companies	33,116,569	33,116,569	—	—
Cash Equivalents	153,944,508	—	153,944,508	—
Other Financial Instruments
Swap Contracts	1,103,362	—	1,103,362	—

Total Assets	911,114,700	756,066,830	155,047,870	—

Liabilities
Securities Sold Short(1)	(216,794,574)	(216,794,574)	—	—
Other Financial Instruments
Equity Contracts	(61,000)	(61,000)

Total Liabilities	(216,855,574)	(216,855,574)	—	—

Total	$694,259,126	$539,211,256	$155,047,870	$—

(1)	See Investment Portfolio detail for industry breakout.

Semi-Annual Report	51

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

	Total value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
U.S. Senior Loans(1)	$2,121,912	$—	$2,121,912	$—
Corporate Bonds & Notes(1)	7,906,250	—	7,906,250	—
Foreign Corporate Bonds & Notes(1)	8,055,000	—	8,055,000	—
Common Stocks
Consumer Discretionary	1,938,490	1,938,490	—	—
Healthcare
Biotechnology	141,730,622	141,730,622	—	—
Healthcare Distributors	7,889,200	7,889,200	—	—
Healthcare Equipment	83,698,595	83,698,595	—	—
Healthcare Facilities	53,038,790	53,038,790	—	—
Healthcare Services	3,371,392	3,132,430	—	238,962
Healthcare Supplies	20,108,225	20,108,225	—	—
Healthcare Technology	10,551,668	10,551,668	—	—
Life Sciences Tools & Services	12,892,272	12,892,272	—	—
Managed Healthcare	37,897,741	37,897,741	—	—
Pharmaceuticals	190,134,712	183,407,212	—	6,727,500
Master Limited Partnerships(1)	69,852	—	—	69,852
Rights(1)
Equity Contracts	70,712	70,712	—	—
Warrants(1)(2)		—		—
Equity Contracts	6,767,851	—	6,767,851
Purchased Call Options(1)	8,537,400	8,537,400	—	—
Purchased Put Options(1)	2,223,178	2,223,178	—	—
Registered Investment Companies	36,667,006	36,667,006	—	—
Cash Equivalents	6,923,883	—	6,923,883	—

Total Assets	642,594,751	603,783,541	31,774,896	7,036,314

Liabilities
Securities Sold Short(1)	(300,330,250)	(300,330,250)	—	—
Other Financial Instruments
Written Options Contracts	(2,863,650)	(2,863,650)	—	—

Total Liabilities	(303,193,900)	(303,193,900)	—	—

Total	$339,400,851	$300,589,641	$31,774,896	$7,036,314

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

52	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

	Total value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Opportunities Fund
Assets
U.S. Senior Loans
Chemicals	$17,490,640	$—	$17,490,640	$—
Consumer Products	8,333,181	—	8,333,181	—
Energy	13,298,840	—	13,298,840	—
Financials	10,436,723	—	6,902,899	3,533,824
Food & Drug	667,290	—	667,290	—
Forest Products & Containers	11,652,412	—	11,652,412	—
Gaming & Leisure(2)	21,967,594	—	14,777,098	7,190,496
Healthcare	45,210,953	—	20,418,132	24,792,821
Housing	12,393,592	—	5,226,954	7,166,638
Information Technology	34,410,586	—	34,410,586	—
Manufacturing	10,637,860	—	8,029,032	2,608,828
Media & Telecommunications(2)	54,137,352	—	54,137,352	—
Metals & Minerals	4,798,880	—	4,798,880	—
Retail	29,668,615	—	29,668,615	—
Service	81,769,738	—	81,769,738	—
Transportation	3,039,369	—	3,012,550	26,819
Utility	34,019,107	—	32,069,107	1,950,000
Foreign Denominated or Domiciled Senior Loans
Canada	2,148,968	—	2,148,968	—
Germany	285,404	—	—	285,404
Luxembourg	16,304,765	—	16,304,765	—
Marshall Islands	14,372,571	—	10,675,510	3,697,061
United Kingdom	39,923	—	—	39,923
Collateralized Loan Obligations	74,588,109	—	74,588,109	—
Corporate Bonds & Notes(1)(2)	44,181,472	—	44,181,472	—
Claims(1)	192,053	—	192,053	—
Common Stocks
Energy	—	—	—	—
Gaming & Leisure(2)	—	—	—	—
Healthcare	15,734	—	—	15,734
Housing	5,114,290	—	—	5,114,290
Media & Telecommunications(2)	52,762,375	14,160,062	38,602,313	—
Real Estate	7	—	—	7
Transportation	8,396	—	—	8,396
Utility	2,491,721	—	2,491,721	—
Warrants(1)(2)	—	—	—	—
Registered Investment Companies	20,863,083	20,863,083	—	—
Cash Equivalents	6,907,804	—	6,907,804	—

Total Assets	634,209,407	35,023,145	542,756,021	56,430,241

Liabilities
Foreign Corporate Bonds
Canada	(3,960,000)	—	(3,960,000)	—

Total Liabilities	(3,960,000)	—	(3,960,000)	—

Total	$630,249,407	$35,023,145	$538,796,021	$56,430,241

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

Semi-Annual Report	53

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

	Total value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans
Energy	$4,065,870	$—	$4,065,870	$—
Healthcare	1,060,956	—	1,060,956	—
Housing	805,476	—	805,476	—
Information Technology	2,158,132	—	2,158,132	—
Media & Telecommunications	3,687,406	—	3,687,406	—
Retail	2,121,514	—	2,121,514	—
Service	2,604,402	—	2,604,402	—
Telecommunications	637,382	—	—	637,382
Transportation	952,500	—	—	952,500
Utilities	7,971,903	—	7,971,903	—
Foreign Denominated or Domiciled Senior Loans	3,592,500	—	2,925,000	667,500
Collateralized Loan Obligations	12,462,199	—	12,462,199	—
Corporate Bonds & Notes(1)	14,883,975	—	14,883,975	—
Foreign Corporate Bonds & Notes(1)	2,201	—	2,201	—
Sovereign Bonds	9	—	9	—
Common Stocks
Capital Goods	357,684	357,684	—	—
Chemicals	927,543	—	—	927,543
Commercial & Professional Services	12,472	12,472	—	—
Energy	1,736,167	1,736,167	—	—
Materials	2,075,293	—	—	2,075,293
Media	489,553	—	489,553	—
Telecommunication Services	1,532,528	—	—	1,532,528
Utilities	1,251,896	454,616	797,280	—
Preferred Stocks(1)	932,775	—	932,775	—
Master Limited Partnerships
Energy	1,412,758	1,412,758	—	—
Healthcare Equipment & Services	9,221	—	—	9,221
Warrants(1)
Equity Contracts	10,818	10,818	—	—
Registered Investment Companies	4,876,554	4,876,554	—	—

Total	$72,631,687	$8,861,069	$56,968,651	$6,801,967

(1)	See Investment Portfolio detail for industry breakout.

54	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

The tables below set forth a summary of changes in the Long/Short Healthcare Fund, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended December 31, 2015. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2015 or December 31, 2015.

	Balance as of June 30, 2015		Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2015	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Long/Short Healthcare Fund
US. Senior Loans	$—	(1)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Common Stocks
Healthcare Services	348,486		—	—	—	—	(459,232)	—	—	238,962	(109,524)
Pharmaceuticals	8,722,500		—		—	—	(772,500)	—	—	6,727,500	(1,995,000)
Master Limited Partnerships	110,653						69,852			69,852	(40,801)

Total	$9,181,639		$—	$—	$—	$—	$(1,161,879)	$—	$—	$7,036,314	$(2,145,325)

(1)	This category includes securities with a value of zero.

	Balance as of June 30, 2015	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2015		Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Floating Rate Opportunities Fund
U.S. Senior Loans
Financial	$—	$—	$—	$484	$—	$39,222	$3,494,118	$—	$3,533,824		$39,222
Gaming & Leisure	5,420,610	1,801,621	—	—	—	(314,059)	282,324	—	7,190,496	(1)	(314,059)
Healthcare	22,394,521	—	—	—	—	2,398,300	—	—	24,792,821		2,398,300
Housing	7,435,364	—	—	(10)	(1,713)	(749,094)	906,218	(424,127)	7,166,638		(749,094)
Manufacturing	—	2,608,828	—	—	—	—	—	—	2,608,828		—
Transportation	26,954	—	—	—	—	(135)	—	—	26,819		(135)
Utility	3,346,535	1,950,000	(3,474,670)	21,675	7,467	(21,877)	237,254	(116,384)	1,950,000		—
Foreign Denominated or Domiciled
Senior Loans
Germany	369,491	—	—	—	—	(84,087)	—	—	285,404		(84,087)
Marshall Islands	—	3,697,061	—	—	—	—	—	—	3,697,061		—
United Kingdom	309,860	—	—	—	(25,292)	(3,182)	—	(241,463)	39,923		(3,182)
Claims	320,088	—	(192,053)	—	—	4,164	—	(132,199)	—		4,164
Common Stocks
Broadcasting	463,534	—	—	—	—	(463,534)	—	—	—		(463,534)
Energy	1,677,429	—	—	—	—	(1,677,429)	—	—	—		(1,677,429)
Healthcare	86,953	—	—	—	(3,129,411)	3,058,192	—	—	15,734		3,058,192
Housing	5,196,708	—	—	—	—	(82,418)	—	—	5,114,290		(82,418)
Real Estate	—	—	—	—	—	(4,263,731)	4,263,738	—	7		(4,263,731)
Transportation	8,540	—	—	—	—	(144)	—	—	8,396		(144)
Warrants
Equity Contracts(1)	—	—	—	—	—	—	—	—	—	(1)	—

Total	$47,056,587	$10,057,510	$(3,666,723)	$22,149	$(3,148,949)	$(2,159,812)	$9,183,652	$(914,173)	$56,430,241		$(2,137,935)

(1)	This category includes securities with a value of zero.

Semi-Annual Report	55

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

	Balance as of June 30, 2015	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2015	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Opportunistic Credit Fund
US. Senior Loans
Telecommunications	$602,271	$—	$—	$—	$—	$467	$34,644	$—	$637,382	$467
Transportation	—	—	—	1,991	—	509	950,000	—	952,500	509
Utility	2,999,082	—	(3,209,741)	24,677	37,004	263,240	(6,752)	(107,510)	—	263,240
Foreign Corporate Bonds & Notes	—	667,500	—	—	—	—	—	—	667,500	—
Common Stocks	—	—	—	—	—	0	—	—	—	—
Chemicals	—	927,543	—	—	—	—	—	—	927,543	—
Materials	2,302,226	—	—	—	—	(226,933)	—	—	2,075,293	(226,933)
Telecommunication Services	1,544,267	—	—	—	—	(11,739)	—	—	1,532,528	(11,739)
Master Limited Partnerships	—	—	—	—	—	—	—	—	0	—
Healthcare Equipment & Services(1)	14,608	—	—	—	—	(5,387)	—	—	9,221	(5,387)

Total	$7,462,454	$1,595,043	$(3,209,741)	$26,668	$37,004	$20,157	$977,892	$(107,510)	$6,801,967	$20,157

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended December 31, 2015, amounts of $10,057,510 and $1,595,043 of the Floating Rate Opportunities Fund and the Opportunistic Credit Fund, respectively, were transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to 3 were due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

For the period ended December 31, 2015, amounts of $3,666,723 and $3,209,741 of the Floating Rate Opportunities Fund and the Opportunistic Credit Fund, respectively, were transferred from Level 3 to Level 2. Transfers from Level 3 to Level 2 were due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine price.

For the period ended December 31, 2015, there were no transfers between Level 1 and 2.

56	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 12/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Long/Short Healthcare Fund
Common Stock	$6,966,462	Weighted Scenarios	Scenario Probabilities	Various
		Multiples Analysis	Multiple of Revenue	3.7x
			Multiple of EBITDA	10.9x
			Liquidity Discount	10%
			Asset-Specific Discount	10%
		Discounted Cash Flow	Discount Rate	12%
Limited Partnership Units	69,852	Recovery Analysis	Scenario Probabilities	Various
		Discounted Cash Flow	Discount Rate	19%

Total	$7,036,314
Highland Floating Rate Opportunities Fund
Bank Loans	$51,291,814	Third-Party Pricing Vendor	N/A	N/A
		Adjusted Appraisal	Liquidity Discount	10% - 40%
		Liquidation Analysis	Settlement Discount	50%
		Multiples Analysis	Multiple of Revenue	0.4x - 0.5x
			Multiple of EBITDA	3.5x - 4.5x
Common Stock	5,138,427	Adjusted Appraisal	Liquidity Discount	25%
			Minority Discount	20%
			Regional Market Appreciation	1% - 32%
		Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Multiple of Revenue	0.4x - 0.5x
			Multiple of EBITDA	3.5x - 4.5x

Total	$56,430,241
Highland Opportunitistic Credit Fund
Common Stock	$4,535,364	Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
			Multiple of EBITDA	8.0x - 10.0x
			Minority Discount	20%
		Third-Party Pricing Vendor	N/A	N/A
Bank Loans	2,257,382	Discounted Cash Flow	Spread Adjustment	0.0% - 0.2%
		Third-Party Pricing Vendor	N/A	N/A
Limited Partnership Units	9,221	Recovery Analysis	Scenario Probabilities	Various
		Discounted Cash Flow	Discount Rate	21%

Total	$6,801,967

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of specific identification method for both financial statement and U.S. federal income tax purposes.

Income Recognition

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments.

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of their taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Semi-Annual Report	57

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

Management has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, management of the Funds, is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Long/Short Equity Fund and the Long/Short Healthcare Fund intend to pay distributions from net investment income, if any, on an annual basis. The Floating Rate Opportunities Fund and Opportunistic Credit Fund intend to pay distributions from net investment income, if any, on a monthly basis. The Funds intend to pay short-term and long-term net realized capital gains, if any, on an annual basis. The Long/Short Equity Fund and the Long/Short Healthcare Fund claimed a portion of the payment paid to redeeming shareholders as a distribution for income tax purposes.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within each Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and sub-custodian bank, respectively, and does not include cash posted as collateral in the segregated account or with the broker-dealers.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Cash held as collateral for securities sold short is classified as restricted cash on the Long/Short Equity Fund, Long/Short Healthcare Fund, Floating Rate Opportunities Fund and Opportunistic Credit Fund’s Statement of Assets and Liabilities. Restricted cash in the amounts of $213,842,531, $356,786,895, $13,169,662 and $1,829,709 were held with the broker for the Long/Short Equity Fund, Long/Short Healthcare Fund, Floating Rate Opportunities Fund and Opportunistic Credit Fund, respectively. Additionally, securities valued at $167,233,722 and $163,332,457 were posted in the Long/Short Equity Fund, and Long/Short Healthcare Fund segregated accounts as collateral, respectively.

When-Issued Securities & Forward Commitments

The Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes

58	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date. For sales commitments, the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage. As of December 31, 2015, no Funds held securities on a when-issued or forward commitment basis.

Note 3. Derivative Transactions

The Funds are subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract. The Long/Short Equity Fund invested in futures contracts during the six months ended; however, none were held as of December 31, 2015. The Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed-income investments. Cash held as collateral for futures contracts is shown on the Statement of Assets and Liabilities as “Restricted Cash — Futures”, if applicable.

For the six months ended December 31, 2015, the Long/Short Healthcare Fund, Floating Rate Opportunities Fund and Opportunistic Credit Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

Semi-Annual Report	59

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

During the six months ended December 31, 2015, the Long/Short Equity Fund, Long/Short Healthcare Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds.

Transactions in written options for the six months ended December 31, 2015 were as follows:

Long/Short Equity Fund	Number of Contracts	Notional Value	Premium
Outstanding, June 30, 2015	4,450	$34,450,000	$675,857
Call Options Written	28,662	425,900,750	5,053,563
Put Options Written	20,162	395,718,800	14,453,996
Call Options Exercised	(668)	(13,925,150)	(224,611)
Call Options Expired	(12,172)	(153,703,000)	(2,182,682)
Put Options Expired	(6,900)	(90,600,000)	(3,214,701)
Call Options Closed	(15,522)	(253,922,600)	(2,601,184)
Put Options Closed	(16,712)	(320,068,800)	(11,731,385)

Outstanding, December 31, 2015	1,300	23,850,000	228,853

Long/Short Healthcare Fund	Number of Contracts	Notional Value	Premium
Outstanding, June 30, 2015	7,396	$155,316,000	$2,199,918
Call Options Written	12,319	81,151,000	2,250,330
Put Options Written	70,368	760,917,500	9,419,045
Call Options Closed	(8,950)	(67,675,000)	(1,012,424)
Put Options Closed	(77,764)	(916,233,500)	(11,618,963)

Outstanding, December 31, 2015	3,369	13,476,000	1,237,906

For the six months ended December 31, 2015, the Floating Rate Opportunities Fund and Opportunistic Credit Fund did not invest in options.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in “Net realized gain (loss) on swap contracts” on the accompanying Statement of Operations and Changes in Net Assets as realized gains or losses, respectively. As of December 31, 2015, the Long/Short Equity Fund was a party to open swap contracts having a fair value of $1,103,362.

For the six months ended December 31, 2015, the Long/Short Healthcare Fund, Floating Rate Opportunities Fund and Opportunistic Credit Fund did not invest in swap contracts.

Additional Derivative Information

The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows and d) how the netting of derivatives subject to master netting arrangements affects the net exposure of the Funds related to the derivatives.

The fair value of derivative instruments on the Statement of Assets and Liabilities have the following risk exposure at December 31, 2015:

	Fair Value
Fund	Asset Derivative		Liability Derivative
Long/Short Equity Fund
Equity Price Risk	$1,676,514	(1)(2)	$61,000	(3)
Long/Short Healthcare Fund
Equity Price Risk	10,420,678	(1)	2,863,650	(3)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Swaps, at value.
(3)	Statement of Assets and Liabilities location: Written options contracts, at value.

To reduce counterparty credit risk with respect to over-the-counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions in forward currency exchange contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash

60	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA master agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported in restricted cash on the Statement of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The following tables present derivative instruments that are subject to enforceable netting arrangements as of December 31, 2015:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Derivatives	$1,175,556	$(72,194)	$1,103,362	—	—	$1,103,362

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2015, is as follows:

Fund	Net Realized Gain/(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Long/Short Equity Fund
Equity Price Risk	$13,869,249	(1)(2)(3)(4)	$(2,232,469	)(5)(6)(7)(8)
Foreign Currency Risk	231,756	(4)	—
Long/Short Healthcare Fund
Equity Price Risk	(2,227,313	)(1)(3)	4,368,387	(5)(7)

(1)	Statement of Operations location: Realized gain (loss) from unaffiliated issuers.
(2)	Statement of Operations location: Realized gain (loss) on swap contracts.
(3)	Statement of Operations location: Realized gain (loss) on written options contracts.
(4)	Statement of Operations location: Realized gain (loss) on futures contracts
(5)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on investments.
(6)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swaps contracts.
(7)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on written options contracts.
(8)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.

The average quarterly volume of derivative activity for the six months ended December 31, 2015, is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)
Long/Short Equity Fund
Purchased Options Contracts	6,433	$—
Futures Contracts	—	90,069
Swap Contracts	—	367,787
Written Options Contracts	3,838	—
Long/Short Healthcare Fund
Purchased Options Contracts	16,773	—
Written Options Contracts	1,685

Semi-Annual Report	61

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

Note 4. Securities Lending

Each Fund may seek additional income by making secured loans of its portfolio securities through its custodian, State Street Bank and Trust Company (“State Street”). Such loans will be in an amount not greater than one-third of the value of the Fund’s total assets. State Street will charge a Fund fees based on a percentage of the securities lending income.

The Funds will receive collateral consisting of cash, securities of the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit issued by a bank or forms of collateral acceptable under the Trust’s securities lending agreement, which collateral will be maintained at all times in an amount equal to 102% of the current market value of the loaned securities. If the collateral consists of non-cash collateral, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, State Street will reinvest the cash. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also may call such loans in order to sell the securities involved.

The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline. Although a Fund has the right to call loans at any time on reasonable notice and will do so if holders of a loaned security are asked to vote upon or consent to material matters, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters.

Securities lending also exposes a Fund to counterparty risk, as the borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. There can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce its contractual rights.

Securities lending transactions are entered into pursuant to Securities Lending Authorization Agreements (“SLAA”), which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLAA counterparty’s bankruptcy or insolvency. Under the SLAA, a Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, each Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2015:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Liabilities Presented in Statement of Assets & Liabilities(1)	Financial Instrument(2)	Collateral Received	Net Amount (not less than 0)
Long/Short Equity Fund	$33,116,569	$(32,269,623)	$—	$846,946
Long/Short Healthcare Fund	36,667,006	(35,276,071)	—	1,390,935
Floating Rate Opportunities Fund	20,863,083	(21,066,138)	—	—
Opportunistic Credit Fund	4,876,554	(4,799,422)	—	77,132

(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(2)	Represents market value of securities on loan at period end.

62	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

For the six months ended December 31, 2015, the market value of securities loaned and the amounts secured with cash and securities collateral, which are included on each Fund’s Investment Portfolio were as follows:

Fund	Security Lending Market Value	Security Lending Collateral Cash Collateral(1)	Security Lending Collateral Non-Cash Collateral(2)
Long/Short Equity Fund	$32,269,623	$33,116,569	$—
Long/Short Healthcare Fund	35,276,071	36,667,006	—
Opportunistic Credit Fund	4,799,422	4,876,554	—
Floating Rate Opportunities Fund	21,066,138	20,863,083	—

(1)	The loaned securities were secured with cash collateral which was invested in the State Street Navigator Prime Securities Lending Portfolio.
(2)	Security lending non-cash collateral consists of U.S. Government Treasury & Agency debt.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

For the year ended June 30, 2015, permanent differences chiefly resulting from net investment losses, dividends on short sales, foreign currency gains and losses, non-deductible excise taxes paid, partnership-basis adjustments, return of capital distributions, equalization, short sale holding period reclass, capital loss carryover write-offs and REITs were identified and reclassified among the components of the Funds’ net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in- Capital
Long/Short Equity Fund	$12,750,421	$(20,636,240)	$7,885,819
Long/Short Healthcare Fund	9,408,755	(19,967,053)	10,558,298
Floating Rate Opportunities Fund	1,650,533	64,100,023	(65,750,556)
Opportunistic Credit Fund	26,302	5,482,143	(5,508,445)

At June 30, 2015, the Funds’ most recent tax year end, components of distributable earnings on a tax basis is as follows:

Fund	Undistributed Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Other Temporary Differences(1)	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)(2)
Long/Short Equity Fund	$25,871,187	$4,594,106	$—	$—	$—	$32,449,937
Long/Short Healthcare Fund	29,427,253	—	—	(60,310)	—	2,171,289
Opportunistic Credit Fund	1,535,792	—	—	(476,286)	(859,127,547)	(417,122,234)
Floating Rate Opportunities Fund	343,168	—	—	(50,199)	(3,237,516)	(5,442,157)

(1)	Other temporary differences are comprised of dividends payable, organizational expenses and potential gains from Genesys Partnership.
(2)

Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales, partnership-basis adjustments, defaulted bonds, and premium amortization.

As of June 30, 2015, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund have capital loss carryovers as indicated below. The capital loss carryovers are available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Semi-Annual Report	63

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

Fund	2016		2017		2018		No Expiration Short- Term(1)	No Expiration Long- Term(1)	Total
Floating Rate Opportunities Fund	$232,159,979	(2)	$393,425,946	(2)	$143,999,490	(2)	$—	$89,542,132	$859,127,547
Opportunistic Credit Fund	—		—		780,886	(3)	—	2,456,630	3,237,516

(1)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modifies several of the Federal income and excise tax provisions related to RICs. Under the Modernization Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. These losses without expiration must be used prior to the loss layers with expiration.

(2)

These capital loss carryforward amounts were acquired in a reorganization and are available to offset future capital gains of Floating Rate Opportunities Fund. The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.

(3)

These capital loss carryforward amounts were limited due to an ownership change and are available to offset future capital gains of the Opportunistic Credit Fund. The Fund’s ability to utilize the capital loss carry forwards is limited under Internal Revenue Service regulations.

For the year ended June 30, 2015 there were no capital loss carryforwards for the Long/Short Equity Fund and the Long/Short Healthcare Fund.

The tax character of distributions paid during the years ended June 30, 2015 and June 30, 2014 (unless otherwise indicated) is as follows:

	Distributions Paid From:
Fund	Ordinary Income(1)	Long- Term Capital Gains	Return of Capital
Long/Short Equity Fund
2015	$35,544,074	$2,142,897	$—
2014	70,812,740	3,123,983	—
Long/Short Healthcare Fund
2015	14,918,004	825,974	—
2014	—	—	—
Floating Rate Opportunities Fund
2015	37,405,128	—	—
2014	46,931,922	—	950,186
Opportunistic Credit Fund
2015	2,558,269	—	—
2014	—	—	—

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at December 31, 2015, based on cost of investments for U.S. federal income tax purposes is:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)(1)	Cost
Long/Short Equity Fund	$14,306,673	$44,366,634	$(30,059,961)	$940,071,299
Long/Short Healthcare Fund	23,848,990	68,142,287	(44,293,297)	686,888,048
Floating Rate Opportunities Fund	29,624,876	552,020,841	(522,395,965)	1,156,605,372
Opportunistic Credit Fund	1,769,232	34,423,329	(32,654,097)	105,285,784

(1)

Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales, partnership-basis adjustments, defaulted bonds and premium amortization.

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occur-

ring on the first day of the following fiscal year. For the fiscal year ended June 30, 2015, none of the Funds elected to defer the following losses incurred from November 1, 2014 or January 1, 2015 through June 30, 2015.

64	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

Note 6. Credit Agreement

Effective June 13, 2012, the Floating Rate Opportunities Fund entered into a $300,000,000 credit agreement (the “Credit Agreement”) with State Street Bank and Trust Company with an expiration of June 10, 2013. On October 29, 2012, the Credit Agreement was amended, reducing the facility from $300,000,000 to $250,000,000. For the period June 13, 2012 to June 9, 2013, interest was charged at a rate equal to the adjusted London Interbank Offered Rate (“LIBOR”) plus 1.10% per annum based on the outstanding borrowings. On June 10, 2013, the Credit Agreement was amended to reduce the interest rate to the adjusted LIBOR plus 0.95% per annum based on the outstanding borrowings. In addition, a commitment fee of 0.15% per annum is charged on the unutilized commitment amount. On May 16, 2014, the Credit Agreement was amended to increase the facility to $350,000,000 and to extend the expiration date to May 15, 2015. On October 27, 2014 the Credit Agreement was amended, reducing the facility to $225,000,000. On May 22, 2015, the Credit Agreement was amended, increasing the facility to $275,000,000 and to extend the expiration date to May 20, 2016. Additionally, the interest rate was increased to LIBOR plus 1.10% and commitment fees increased to 0.20%. On August 31, 2015 the Credit Agreement was amended to include the addition of three new funds; (a) Highland GFR Equity Hedge ETF, (b) Highland HFR Event-Driven ETF and (c) Highland HFR Global ETF, each a series of Highland Funds 1. Included in the Statement of Operations is $564,519 of interest expense related to the Credit Agreement. As of December 31, 2015, the fair value of the outstanding debt under the Credit Agreement was estimated to be $46,853,956 and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 5 month risk free rate. For the six months ended December 31, 2015, the Floating Rate Opportunities Fund’s average daily note balance was $49,986,413 at a weighted average interest rate of 0.95%.

The Floating Rate Opportunities Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement, as amended, and the Fund is required to maintain 300% asset coverage under Section 18(a) of the 1940 Act. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the dates indicated below, the Floating Rate Opportunities Fund’s debt outstanding and asset coverage was as follows:

Date	Total Amount Outstanding	% of Asset Coverage of Indebtedness
12/31/2015	$46,500,000	1,371.3%
06/30/2015	51,500,000	1,641.4%
06/30/2014	60,000,000	1,577.6%
06/30/2013	N/A	N/A
06/30/2012	89,000,000	718.4
06/30/2011	135,000,000	659.9
06/30/2010	115,000,000	606.0
06/30/2009	181,000,000	465.8
06/30/2008	511,000,000	409.3
06/30/2007	960,000,000	400.5

Effective May 24, 2013, the Long/Short Equity Fund and the Long/Short Healthcare Fund entered into a $25,000,000 unsecured credit agreement with State Street Bank and Trust Company (the “Unsecured Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. The Funds have access to the facility, but aggregate borrowings cannot exceed $25,000,000. Interest is charged to the Funds based on their borrowing at a rate equal to the greater of the Federal Funds Effective Rate plus 1.25% or the LIBOR plus 1.25%. In addition, the Funds agree to pay commitment fee expenses of 0.10% on the undrawn amounts, which are included in “Commitment fees-credit agreement” on the Statement of Operations. On May 23, 2014, the Unsecured Credit Agreement was amended to extend the expiration date to May 22, 2015. Effective July 31, 2014, the Unsecured Credit Agreement was amended to include the Opportunistic Credit Fund. On October 27, 2014, the Unsecured Credit Agreement was increased to $150,000,000. Additionally, the Funds agreed to pay increased commitment fee expenses of 0.15% on undrawn amounts. On May 22, 2015, the Unsecured Credit Agreement was amended to extend the expiration date to May 20, 2016 and to increase commitment fee expenses to 0.20% on undrawn amounts. For the six months ended December 31, 2015, the Opportunistic Credit Fund’s average daily note balance was $12,668,478 at a weighted average interest rate of 0.95%.

During the six months ended December 31, 2015, the Long/Short Equity Fund and the Long/Short Healthcare Fund did not have any outstanding borrowings.

Semi-Annual Report	65

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

Note 7. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees and Sub-advisory Fees

The Investment Adviser receives from the Long/ Short Equity Fund, the Opportunistic Credit Fund and the Long/Short Healthcare Fund monthly investment advisory fees, computed and accrued daily based on the Average Daily Managed Assets of each Fund, at the annual rate of 2.25%, 1.00% and 1.00%, respectively.

The Investment Adviser receives from the Floating Rate Opportunities Fund monthly investment advisory fees, computed and accrued daily, based on an annual rate of 0.65% of the Fund’s Average Daily Managed Assets for the first $1 billion, 0.60% of the Fund’s Average Daily Managed Assets for the next $1 billion and 0.55% of the Fund’s Average Daily Managed Assets over $2 billion.

“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

Administration Fees

The Investment Adviser provides administrative services to each Fund. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of each Fund’s Average Daily managed net assets from each Fund except Opportunistic Credit Fund.

Service and Distribution Fees

Highland Capital Funds Distributor, Inc. (formerly, Foreside Funds Distributors LLC (the “Underwriter”), serves as the principal underwriter and distributor of each Fund’s shares. The Underwriter receives the front-end sales charge imposed on the sale of Class A Shares and the contingent deferred sales charge (“CDSC”) imposed on certain redemptions of Class A and Class C Shares. For the six months ended December 31, 2015, the Underwriter received $111,959, $604,906 and $223,809 of front end sales charges for Class A Shares of the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund, respectively. The Underwriter also received $4,105, $6,577 and $780 of CDSC for Class C Shares of the Long/Short Equity Fund, the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund, respectively.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Class A Shares and Class C Shares of the Funds, which requires the payment of a monthly fee to the Underwriter at an annual rate of the average daily net assets of each class as follows:

Fund	Class A Shares	Class C Shares
Long/Short Equity Fund	0.35%	1.00%
Long/Short Healthcare Fund	0.35%	1.00%
Floating Rate Opportunities Fund	0.35%	0.85%
Opportunistic Credit Fund	0.35%	0.85%

For the six months ended December 31, 2015, the Distribution and Service fees, which are included on the Statement of Operations for each class, were as follows:

Fund	Class A Fees	Class C Fees
Long/Short Equity Fund	$136,930	$310,479
Long/Short Healthcare Fund	330,602	477,052
Floating Rate Opportunities Fund	330,118	1,207,150
Opportunistic Credit Fund	11,410	636

Expense Limits and Fee Reimbursements

For the Long/Short Equity Fund, the Investment Adviser contractually agreed to waive a portion of its advisory fee in an amount equal to 1.25% of the Fund’s management fees. This waiver will continue through at least October 31, 2016 and may not be terminated prior to this date without the action or consent of the Board of Trustees.

For the Floating Rate Opportunities Fund, the Investment Adviser contractually agreed to limit the total annual operating expenses of the Floating Rate Opportunities Fund (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment company Act of 1940, taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to 0.95% of average daily net assets of the Fund (the “FRO Expense Cap”). The FRO Expense Cap will continue through at least October 31, 2016, and may not be terminated prior to this date without the action or consent of the Board of Trustees.

The Trust, on behalf of the Floating Rate Opportunities Fund, has contractually agreed to pay the Investment Adviser all amounts previously paid, waived or reimbursed by the Investment Adviser with respect to the Fund pursuant to the Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses of the Fund, (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1

66	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

under the 1940 Act, interest payments, taxes, dividend expenses on short sales, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) in the aggregate, would not cause the Fund’s total annual operating expenses in any such year to exceed the amount of the Expense Cap, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Investment Adviser more than 36 months from the date such amounts were paid, reimbursed or waived. The Investment Adviser may not recoup any amounts previously paid, waived or reimbursed under the Expense Cap before payment of the Floating Rate Opportunities Fund’s operating expenses for the year in which the Investment Adviser intends to recoup such amounts.

For the six months ended December 31, 2015, the Investment Adviser did not have any recoupments for amounts previously paid, waived or reimbursed.

For the Opportunistic Credit Fund, the Investment Adviser contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the “Excluded Expenses”)) to 0.90% of average daily net assets of the Fund (the “HOCF Expense Cap”). The HOCF Expense Cap will continue through at least October 31, 2016, and may not be terminated prior to this date without the action or consent of the Board of Trustees. The Trust, on behalf of the Opportunistic Credit Fund, has contractually agreed to pay the Investment Adviser all amounts previously paid, waived or reimbursed by the Investment Adviser with respect to the Fund pursuant to the Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses (excluding Excluded Expenses) of the Fund, in the aggregate, would not cause the Fund’s total annual operating expenses in any such year to exceed the amount of the Expense Cap, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Investment Adviser more 36 months from the date such amounts were paid, reimbursed or waived. The Investment Adviser may not recoup any amounts previously paid, waived or reimbursed under the Expense Cap before payment of the Opportunistic Credit Fund’s operating expenses for the year in which the Investment Adviser intends to recoup such amounts. On December 31, 2015, the amounts subject to possible future recoupment under the Funds’ expense limitations were as follows:

	Expiring
Fund	2017	2018
Floating Rate Opportunities Fund	$1,358,354	$2,810,173
Opportunistic Credit Fund	—	501,010

For the six months ended December 31, 2015, the Investment Adviser waived $5,589,531, $1,002,899 and $213,080 for the Long/Short Equity Fund, Floating Rate Opportunities Fund and Opportunistic Credit Fund, respectively.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser and its affiliated advisers as of the date of this report. Although the Funds believe that Mr. Powell is technically no longer an “interested person” of the Funds, in light of his previous employment with the Investment Adviser and an affiliate of the Investment Adviser, it is possible that the SEC might in the future determine Mr. Powell to be an “interested person” of the Funds. Therefore, the Funds intend to treat Mr. Powell as an “interested person” of the Funds for all purposes other than compensation (Mr. Powell will be compensated at the same rate as the Independent Trustees) from December 16, 2015 until December 4, 2017 (the second anniversary of his resignation).

The Funds pay no compensation to their officers, all of whom are employees of the Investment Adviser or its affiliate.

Note 8. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Counterparty Risk

Counterparty risk is the potential loss the Funds may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty risk is measured as the loss the Funds would record if its counterparties failed to perform pursuant to the terms of their obligations to the Funds. Because the Funds may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Funds may be exposed to the credit risk of their counterparties. To limit the counterparty risk associated with such

Semi-Annual Report	67

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

transactions, the Funds conduct business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater NAV fluctuation than if a Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Distressed or Defaulted Securities Risk

The Funds may invest in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environmental and governmental forces that make analysis of these companies inherently difficult. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Funds. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

Futures Contracts Risk

The risks of entering into futures contracts include the possibilities that their markets may become illiquid and/or changes in the values of the contracts may not correlate to changes in the values of the underlying instruments.

Hedging Transactions Risk

Each Fund may engage in “hedging,” the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio had not been hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.

Illiquid Securities Risk

The investments made by the Funds may be illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Industry Concentration Risk

The Funds may focus their investments in instruments of only a few companies. The concentration of the Funds’ portfolio in any one obligor would subject the Funds to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Funds to a greater degree of risk with respect to economic downturns relating to such industry.

Leverage Risk

Each of the Funds may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.

68	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

Non-U.S. Securities and Emerging and Developing Markets Risk

Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Options Risk

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.

When a Fund writes a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.

When a Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Senior Loans Risk

The risk that the issuer or a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Short-Selling Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Semi-Annual Report	69

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

Note 9. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended December 31, 2015, were as follows:

	U.S Government Securities(1)		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Long/Short Equity Fund	$—	$—	$1,364,371,048	$1,337,875,738
Long/Short Healthcare Fund	—	—	2,587,072,303	2,544,710,058
Floating Rate Opportunities Fund	—	—	95,338,823	287,457,366
Opportunistic Credit Fund	—	—	32,458,523	184,380,717

(1)	The Funds did not have any purchases or sales of U.S. Government Securities for the six months ended December 31, 2015.

Note 10. Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities.

The Long/Short Healthcare Fund held at least five percent of the outstanding voting securities of the following companies during the six months ended December 31, 2015:

			Market Value
Issuer	Shares at June 30, 2015	Shares at December 31, 2015	June 30, 2015	December 31, 2015	Affiliated Income	Purchases	Sales
Minerva Neurosciences, Inc. (Common Stocks)(1)	1,204,320	1,273,470	$6,985,056	$7,729,963	$—	$5,957,737	$—
Streamline Health Solutions, Inc. (Common Stocks)(1)	252,782	1,084,267	707,790	1,528,817	—	2,402,039	156,884

	1,457,102	2,357,737	$7,692,846	$9,258,780	$—	$8,359,776	$156,884

The Floating Rate Opportunities Fund held at least five percent of the outstanding voting securities of the following companies during the six months ended December 31, 2015:

			Market Value
Issuer	Shares at June 30, 2015	Shares at December 31, 2015	June 30, 2015	December 31, 2015	Affiliated Income	Purchases	Sales
Allenby (Common Stocks)(1)	733,863	923,094	$—	$—	$—	$189,231	$—
CCS Medical, Inc. (Common Stocks)(1)	31,353,791	31,353,791	22,481,474	24,808,555		—	—
Claymore (Common Stocks)(1)	2,254,761	6,329,267	—	6		4,074,505	—
Endurance Business Media, Inc. (Common Stocks)(1)	2,251,261	2,251,261	—	—	—	—	—
Las Vegas Land Holdings LLC (Common Stocks)(1)	70,480	70,480	4,405	4,405	—	—	—
LLV Holdco, LLC (Common Stocks)	11,012,331	11,294,655	5,420,610	5,388,875		282,324	—
Nevada Land Group LLC (Common Stocks)(1)	8	8	—	—	—	906,218	—

	1,396,952	34,992	$26,876,967	$30,201,842	$—	$5,452,278	$—

70	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

Note 11. Unfunded Loan Commitments

As of December 31, 2015, the Floating Rate Opportunities Fund had unfunded loan commitments of $2,290,545, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
CCS Medical, Inc.	$2,290,545	$2,290,545	$—

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of December 31, 2015, the Floating Rate Opportunities Fund recognized net discount and unrealized depreciation on unfunded transactions of $0. The net change in unrealized appreciation/(depreciation) on unfunded transactions was $0.

Note 12. Legal Matters

Matters Relating to FRO’s Investment in TOUSA, Inc.

Floating Rate Opportunities Fund (“FRO”) is one of numerous defendants (“Lenders”) that have been named in an adversary proceeding pending in the Bankruptcy Court of the Southern District of Florida (the “Court”). The action, entitled In re Tousa Inc., et al., was filed on July 15, 2008, by the Official Committee of Unsecured Creditors of TOUSA, Inc. and its affiliates (the “Plaintiff”), which are home building companies to which the Lenders loaned money through different lending facilities. Plaintiff alleges that monies used to repay the Lenders should be voided as fraudulent and preferential transfers under the bankruptcy laws. More specifically, Plaintiff alleges that subsidiaries of the home building companies were forced to become co-borrowers and guarantors of the monies used to repay the Lenders, and that the subsidiaries did not receive fair consideration or reasonably equivalent value when they transferred the proceeds to repay the Lenders. Plaintiff seeks to void the transfers and other equitable relief. FRO and other Funds and accounts managed by the Investment Adviser and the other Lenders are named as defendants in two separate lending capacities; first, as lenders in a credit agreement (the “Credit Lenders”); and second, as lenders in a term loan (the “Term Loan Lenders”). The case went to trial, which concluded in August 2009. On October 13, 2009, the Bankruptcy Court ruled for the Plaintiff in the action and ordered the Defendants to return the proceeds received from the payoff of the term loan at par on July 31, 2007. The proceeds received by FRO totaled $4,000,000. Additionally, the court ordered the Defendants to pay simple interest on the amount returned at an annual rate of 9%. In November 2009, FRO and other Defendants filed appealed the decision from the Bankruptcy Court to the District Court. On December 22, 2009, FRO posted $5,310,479 (“Security”) with the Court. This amount was recorded in the Statement of Assets and Liabilities and the Statement of Operations. On February 11, 2011, the District Court entered an order quashing all liability of the Lenders and declaring the remedies against the Lenders null and void. On May 15, 2012, the Eleventh Circuit Court of Appeal (“Eleventh Circuit”) issued its decision reversing the judgment of the District Court, affirming the liability findings of the Bankruptcy Court, and remanding to the District Court for further proceedings consistent with their opinion. The case was then stayed at the District Court pending the outcome of a series of related US Supreme Court cases which significantly effect on the Tousa action. The last such case was heard by the US Supreme Court case on January 14, 2015. On June 23, 2015, the District Court remanded the case back to the Bankruptcy Court for a report and recommendations regarding the effects of certain settlements on the Plaintiff’s available damages. The Bankruptcy Court heard oral arguments on November 19, 2015, but has not yet issued a ruling. The additional liability and damages issues remain stayed at the District Court until the Bankruptcy Court issues its report. FRO’s posted Security will be released upon a final appellate ruling.

Note 13. Reorganization

Effective July 1, 2014, all assets and liabilities of the Predecessor Fund were acquired by Highland Opportunistic Credit Fund pursuant to an Agreement and Plan of Reorganization dated July 1, 2014 (the “Fund Merger”). In the Fund Merger, shareholders of the Predecessor Fund received Class Z Shares of the Highland Opportunistic Credit Fund in exchange for Common Shares of the Predecessor Fund.

Because the Highland Opportunistic Credit Fund had no investment operations prior to the closing of the Fund Merger, and based on the similarity of the Highland Opportunistic Credit Fund to the Predecessor Fund, the Predecessor Fund is treated as the survivor of the Fund Merger for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Highland Opportunistic Credit Fund for periods prior to July 1, 2014 is that of the Predecessor Fund. Mr. James Dondero, the current portfolio manager of the Opportunistic Credit Fund, also served as the portfolio manager of the Predecessor Fund since its inception on May 18, 2005.

Semi-Annual Report	71

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

Note 14. Changes of Independent Registered Public Accounting Firms

The Funds have selected KPMG, LLP (“KPMG”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended June 30, 2016. The decision to select KPMG was recommended by the Funds’ Audit Committee and approved by the Board on September 11, 2015. With respect to the Funds’ fiscal years ended June 30, 2014 and June 30, 2015, for which PricewaterhouseCoopers, LLP (“PwC”) served as the Funds’ independent registered public accounting firm, neither the Funds, nor anyone on their behalf, consulted with KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of PwC. The decision not to renew the engagement of PwC, effective upon its completion of its audit for the fiscal years ended June 30, 2015, and to select KPMG was recommended by the Funds’ Audit Committee and approved by the Board. PwC’s report on the Funds’ financial statements for the fiscal years ended June 30, 2014 and June 30, 2015 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. With respect to Funds’ fiscal years ended June 30, 2014, and June 30, 2015, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Note 15. New Accounting Pronouncements

In February 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-02 regarding “Consolidation (Topic 810): Amendments to the Consolidation Analysis”. The amendments in this update are effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. ASU No. 2015-02 will modify the evaluation of limited partnerships and similar legal entities as variable interest entities (VIEs). This update will eliminate the presumption that a general partner should consolidate a limited partnership. This update also affects the consolidation analysis of reporting entities that are involved with VIEs. The update also provides a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements similar to Rule 2a-7 of the investment Company Act of 1940 for registered money market funds.

In April 2015, FASB issued ASU No. 2015-03 regarding “Interest — Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs”. The amendments in this update are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-03 will simplify the presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments.

In May 2015, FASB issued ASU No. 2015-07 regarding “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance.

At this time management is evaluating the implications of these ASU’s and their impact on the financial statement disclosures has not yet been determined.

Note 16. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events.

72	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

December 31, 2015	Highland Funds I

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private Funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period July 1, 2015 through December 31, 2015, unless otherwise indicated.

This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report	73

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2015	Highland Funds I

	Beginning Account Value 7/1/2015	Ending Account Value 12/31/2015	Annualized Expense Ratio(1)	Expenses Paid During the Period(2)	Actual Returns for Period
Long/Short Equity Fund
Actual Fund Return
Class A	$1,000.00	$964.00	2.34%	$11.55	-3.60%
Class C	1,000.00	961.00	3.00%	14.79	-3.90%
Class Z	1,000.00	965.90	1.99%	9.83	-3.41%
Hypothetical
Class A	$1,000.00	$1,013.37	2.34%	$11.84	5.00%
Class C	1,000.00	1,010.05	3.00%	15.16	5.00%
Class Z	1,000.00	1,015.13	1.99%	10.08	5.00%
Long/Short Healthcare Fund
Actual Fund Return
Class A	$1,000.00	$850.90	2.48%	$11.54	-14.91%
Class C	1,000.00	848.30	3.14%	14.59	-15.17%
Class Z	1,000.00	852.50	2.12%	9.87	-14.75%
Hypothetical
Class A	$1,000.00	$1,012.67	2.48%	$12.55	5.00%
Class C	1,000.00	1,009.35	3.14%	15.86	5.00%
Class Z	1,000.00	1,014.48	2.12%	10.74	5.00%
Floating Rate Opportunities Fund
Actual Fund Return
Class A	$1,000.00	$907.80	1.48%	$7.10	-9.22%
Class C	1,000.00	904.20	1.98%	9.48	-9.58%
Class Z	1,000.00	909.30	1.13%	5.42	-9.07%
Hypothetical
Class A	$1,000.00	$1,017.70	1.48%	$7.51	5.00%
Class C	1,000.00	1,015.18	1.98%	10.03	5.00%
Class Z	1,000.00	1,019.46	1.13%	5.74	5.00%
Opportunistic Credit Fund
Actual Fund Return
Class A	$1,000.00	$735.20	1.54%	$6.72	-26.48%
Class C	1,000.00	732.70	2.04%	8.89	-26.73%
Class Z	1,000.00	737.50	1.19%	5.20	-26.25%
Hypothetical
Class A	$1,000.00	$1,017.39	1.54%	$7.81	5.00%
Class C	1,000.00	1,014.88	2.04%	10.33	5.00%
Class Z	1,000.00	1,019.15	1.19%	6.04	5.00%

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses, including dividends on short positions and interest expenses, if any.
(2)	Expenses are equal to the Fund’s annualized expense ratio including interest expense and dividends on short positions, if any, multiplied by the average account value over the period, multiplied by the number of days in the fiscal half-year, then divided by 365.

74	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2015	Highland Funds I

Approval of Highland Funds I Investment Advisory Agreements

The Trust has retained the Investment Adviser to manage the assets of each Fund pursuant to investment advisory agreements between the Investment Adviser and each such Fund (the “Advisory Agreements”). The Advisory Agreements have been approved by the Funds’ Board of Trustees, including a majority of the Independent Trustees.

Each of the Advisory Agreements continues in effect from year-to-year, provided that such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund or by the Board of Trustees and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

At a meeting held on August 27, 2015, the Board of Trustees gave preliminary consideration to information bearing on the continuation of the Advisory Agreements, for a one-year period commencing November 1, 2015, with respect to each Fund. The primary purpose of the meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in evaluating the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations.

At a meeting held on September 10-11, 2015, the Board of Trustees, including the Independent Trustees, approved the continuance of the Advisory Agreements for a one-year period commencing on November 1, 2015.

As part of its review process, the Board of Trustees requested, through its independent legal counsel, and received from the Investment Adviser, various information and written materials in connection with meetings of the Board of Trustees held on August 27, 2015 and September 10-11, 2015, including: (1) information regarding the financial soundness of the Investment Adviser and the profitability of the Advisory Agreements to the Investment Adviser; (2) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements for portfolio managers; (3) information on the internal compliance procedures of the Investment Adviser; (4) comparative information showing how the Funds ’ fees and operating expenses compare to those of other registered investment companies and comparable funds that follow investment strategies similar to those of the Funds; (5) information on the investment performance of the Funds, including comparisons of the Funds’ performance against that of other registered investment companies and comparable funds that follow investment strategies similar to those of the Funds; (6) information regarding brokerage and portfolio transactions; and (7) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. The Trustees also relied on information provided at periodic meetings of the Board of Trustees over the course of the year. In addition, the Trustees received an independent report from Morningstar Associates, LLC (“Morningstar”), an independent source of investment company data, relating to the Long/Short Equity Fund’s, Long/Short Healthcare Fund’s, Floating Rate Opportunities Fund’s and Opportunistic Credit Fund’s performance, volatility and expenses compared to the performance, volatility and expenses of a peer group determined by Morningstar to be comparable. The Trustees reviewed various factors discussed in independent counsel’s legal memoranda, the detailed information provided by the Investment Adviser and other relevant information and factors. The Trustees’ conclusions as to the approval of the Advisory Agreements were based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The nature, extent, and quality of the services to be provided by the Investment Adviser

The Board of Trustees considered the portfolio management services to be provided by the Investment Adviser under the Advisory Agreements and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. The Board of Trustees discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of each Fund’s portfolio management team and portfolio manager compensation arrangements. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. The Trustees also reviewed and discussed information regarding the Investment Adviser’s compliance policies, procedures and personnel. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreements, and that the nature and the quality of such advisory services were satisfactory.

The Investment Adviser’s historical performance in managing the Funds

With respect to the Advisory Agreements being considered for renewal, the Board of Trustees reviewed the historical performance of the Investment Adviser and the Funds’

Semi-Annual Report	75

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2015	Highland Funds I

portfolio management teams in managing the Funds over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at their meetings throughout the year. With respect to the Funds, the Trustees discussed relative performance and contrasted the performance of the Funds and their respective portfolio management teams to that of the Funds ’ peers, as represented by certain other registered investment companies that follow investment strategies similar to the Funds as well as comparable indices and the relevant Morningstar category.

The Board of Trustees considered that, with respect to the Long/Short Equity Fund’s performance, the Long/Short Equity Fund had trailed its benchmark, the Standard & Poor’s 500 Index, but outperformed the Morningstar peer group and category median for the one-year period ended June 30, 2015 and trailed its benchmark but matched the returns of its peer group median for the 3- and 5-year periods ended June 30, 2015. The Fund outperformed its category median for the 3-year period and trailed its category median for the 5-year period. The Board of Trustees also took into account management’s discussion of the Long/Short Equity Fund’s performance.

With respect to the Long/Short Healthcare Fund’s performance, the Board of Trustees considered that the Long/Short Healthcare Fund had outperformed the Morningstar peer group and category median for the one-, three- and five-year periods ended June 30, 2015. The Long/Short Healthcare Fund outperformed its benchmark, the Standard & Poor’s 500 Index, for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board of Trustees also took into account management’s discussion of the Long/Short Healthcare Fund’s performance.

With respect to the Floating Rate Opportunities Fund’s performance, the Board of Trustees considered that the Floating Rate Opportunities Fund had outperformed the Morningstar peer group, category median and its benchmark, the Credit Suisse Leveraged Loan USD Index, for the three- and five-year periods ended June 30, 2015. The Board of Trustees further considered that the Floating Rate Opportunities Fund had underperformed the Morningstar peer group, category median and its benchmark for the one- and ten-year periods ended June 30, 2015. The Board of Trustees also took into account management’s discussion of the Floating Rate Opportunities Fund’s performance.

With respect to the Opportunistic Credit Fund’s performance, the Board of Trustees considered that the Opportunistic Credit Fund had outperformed the Morningstar peer group, category median and its benchmark, the Credit Suisse Leveraged Loan USD Index, for the three-, five- and ten-year periods ended June 30, 2015. The Board of Trustees further considered that the Opportunistic Credit Fund had underperformed the Morningstar peer group, category median and its benchmark for the one-year period ended June 30, 2015. The Board of Trustees also took into account management’s discussion of the Opportunistic Credit Fund’s performance.

In the case of each Fund that had performance that lagged, as applicable, that of its Morningstar peer group median, category median and/or benchmark for certain periods, the Trustees concluded that underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Investment Adviser that was reasonable under the circumstances prevailing at the time and consistent with the applicable Fund’s investment objective and policies.

With respect to each Fund, the Trustees concluded that the Fund’s performance and other relevant factors supported the renewal of the Advisory Agreement relating to that Fund.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from the relationship with the Funds

The Board of Trustees also gave substantial consideration to the fees payable under the Advisory Agreements, the expenses that the Investment Adviser incurs in providing advisory services and the profitability to the Investment Adviser of managing the Funds, including: (1) information regarding the financial condition of the Investment Adviser; (2) information regarding the total fees and payments received by the Investment Adviser for its services and whether such fees are appropriate given economies of scale and other considerations; (3) comparative information showing (a) the fees payable under the Advisory Agreements versus the investment advisory fees of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Funds and (b) the expense ratios of the Funds versus the expense ratios of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Funds; and (4) information regarding the total fees and payments received and the related amounts waived and/or reimbursed by the Investment Adviser for providing administrative services to the Funds under separate agreements and whether such fees are appropriate. The Trustees also considered the so-called “fall-out benefits” to the Investment Adviser with respect to the Funds, such as the reputational value of serving as Investment Adviser to the Funds, potential fees paid to the Investment Adviser’s affiliates by a Fund or

76	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2015	Highland Funds I

portfolio companies for services provided, including administrative services provided to the Funds by the Investment Adviser pursuant to separate agreements, the benefits of scale from investment by the Funds in affiliated funds and the benefits of research made available to the Investment Adviser by reason of brokerage commissions (if any) generated by the Funds ’ securities transactions.

The Board of Trustees considered that, after accounting for the Investment Adviser’s waiver of 1.25% of its total management fee, the Long/Short Equity Fund’s actual management fee was lower than its Morningstar peer group median and category median. The Board of Trustees noted that the period for which the Investment Adviser had agreed to waive 1.25% of its total management fee was through at least October 31, 2016 and that the waiver may not be terminated prior to this date without the action or consent of the Board of Trustees. The Board of Trustees also considered that the Long/Short Equity Fund’s net expenses were the same as its Morningstar category median and above its Morningstar peer group.

The Board of Trustees considered that the Long/Short Healthcare Fund’s management fee was below both its Morningstar peer group median and category median. The Board of Trustees also considered that the Long/Short Healthcare Fund’s net expenses were below its Morningstar peer group and category median. The Board of Trustees considered that the Floating Rate Opportunities Fund’s management fee was higher than its Morningstar peer group and category median. The Board of Trustees noted that, among other expenses, expenses relating to the Floating Rate Opportunities Fund’s use of leverage contributed to the Fund’s total expense ratio being above its Morningstar peer group and category median. The Board of Trustees further noted that the Investment Adviser had agreed to waive fees and/or reimburse expenses to cap the total annual fund operating expense to 0.95% of the average daily net assets of the Floating Rate Opportunities Fund through at least October 31, 2016 and that this waiver may not be terminated prior to this date without the action or consent of the Board of Trustees. The Board of Trustees also considered that the Floating Rate Opportunities Fund’s net expenses were above its Morningstar peer group and category median.

The Board of Trustees considered that the Opportunistic Credit Fund’s contractual management fee was above its Morningstar peer group and category median. The Board of Trustees noted that the Investment Adviser had agreed to waive fees and/or reimburse expenses to cap the total annual fund operating expense to 0.90% of the average daily net assets of the Opportunistic Credit Fund through at least October 31, 2016, and that this waiver may not be terminated prior to this date without the action or consent of the Board of Trustees. The Board of Trustees further noted that the Opportunistic Credit Fund’s net expenses were below its Morningstar peer group and category median.

After such review, the Trustees determined that the anticipated profitability to the Investment Adviser of the Advisory Agreements was reasonable. The Trustees also took into consideration the amounts waived and/or reimbursed, if any, where expense caps or advisory fee waivers had been implemented.

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders

The Board of Trustees considered the respective asset levels of the Funds over time and historical net expenses relative to asset levels, the information provided by the Investment Adviser relating to its costs and information comparing the fee rates charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. The Board of Trustees noted that the fee schedule for the Floating Rate Opportunities Fund contained breakpoints that reduce the fee rate above specified asset levels. The Board of Trustees also noted those Funds that did not contain breakpoints in the advisory fee schedules and took into account management’s discussion of the same. The Trustees concluded that the fee structures are reasonable, and appropriately should result in a sharing of economies of scale in view of the information provided by the Investment Advisers. The Board determined to continue to review ways, and the extent to which, economies of scale might be shared between the Investment Adviser on the one hand and shareholders of the Funds on the other. The Board of Trustees also requested that the Investment Adviser consider ways in which economies of scale can be shared with Fund shareholders.

Conclusion

Following a further discussion of the factors above and the merits of the Advisory Agreements and their various provisions, it was noted that in considering the approval of the Advisory Agreements, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees, including the Independent Trustees, unanimously agreed that the Advisory Agreements, including the advisory fees to be paid to the Investment Adviser, are fair and reasonable to the Funds in light of the services that the Investment Adviser provides, the expenses that it incurs and the reasonably foreseeable asset levels of the Funds.

Semi-Annual Report	77

Highland Funds

c/o BFDS

30 Dan Road

Canton, MA 02021-2809

Highland Funds I	Semi-Annual Report, December 31, 2015

www.highlandfunds.com	HFI-SAR-1215

Highland Funds I

Highland/iBoxx Senior Loan ETF

Highland HFR Global ETF

Highland HFR Event-Driven ETF

Highland HFR Equity Hedge ETF

Semi-Annual Report

December 31, 2015

Highland Funds I

Highland/iBoxx Senior Loan ETF

Highland HFR Global ETF

Highland HFR Event-Driven ETF

Highland HFR Equity Hedge ETF

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland/iBoxx Senior Loan ETF

Objective

Highland/iBoxx Senior Loan ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Markit iBoxx USD Liquid Leveraged Loan Index.

Net Assets as of December 31, 2015

$294.3 million

Portfolio Data as of December 31, 2015

The information below provides a snapshot of Highland/iBoxx Senior Loan ETF at the end of the reporting period.

Quality Breakdown as of 12/31/15 (%)*
BBB	1.2
BB	35.6
B	55.9
CCC	4.9
Not Rated	2.4

Top 5 Sectors as of 12/31/15 (%)*
Service	13.2
Media/Telecommunications	13.0
Healthcare	12.0
Information Technology	10.6
Retail	8.8

Top 10 Holdings as of 12/31/15 (%)*
Albertson’s LLC (Term B-4 Loan)	2.2
Avago Technologies Cayman Ltd. (Term Loan)	2.2
DaVita HealthCare Partners, Inc. (Tranche B Term Loan)	2.0
Hilton Worldwide Finance (Initial Term Loan)	2.0
FMG Resources (August 2006) (FMG America Finance, Inc.)	1.9
PetSmart, Inc. (Tranche B-1 Loan)	1.8
Univision Communications, Inc. (Replacement First-Lien Term Loan)	1.8
Grifols Worldwide Operations Limited (U.S. Tranche B Term Loam)	1.8
Delta 2 (Lux) S.a r.l (Facility B3 (USD))	1.7
Avago Technologies Cayman Ltd. (Term Loan B)	1.7

The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund were diversified.

Please refer to Note 7, Disclosure of Significant Risks and Contingencies, for more information.

*	Quality is calculated as a percentage of total senior loans. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poor’s, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality Ratings are subject to change.

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland HFR Global ETF

Objective

Highland HFR Global ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the HFRL Global Index.

Net Assets as of December 31, 2015

$9.4 million

Portfolio Data as of December 31, 2015

The information below provides a snapshot of Highland HFR Global ETF at the end of the reporting period.

Sectors as of 12/31/2015 (%)(1)	Long Exposure	Short Exposure	Net Exposure
Financials	13.9	—	13.9
Industrials	13.8	(1.1)	12.7
Health Care	13.3	(1.4)	11.9
Consumer Discretionary	8.3	(2.5)	5.8
Materials	4.7	—	4.7
Consumer Staples	5.6	(1.4)	4.2
Information Technology	5.2	(1.6)	3.6
Telecommunication Services	2.8	—	2.8
Energy	—	(1.9)	(1.9)
Exchange Traded Funds	10.3	(19.2)	(8.9)

Top 5 Holdings as of 12/31/15 (%)(1) Long Securities		Short Securities
HD Supply, Inc (Corporate Bond)	3.8	SPDR S&P 500 ETF Trust (Exchange Traded Fund)	(6.2)
Rite Aid Corp. (Corporate Bond)	2.6	iShares Nasdaq Biotechnology ETF (Exchange Traded Fund)	(1.6)
Powershares QQQ Trust Series 1 (Exchange Traded Fund)	2.3	SPDR Gold Shares (Exchange Traded Fund)	(1.5)
US Foods, Inc (Corporate Bond)	2.2	iShares Russell 2000 ETF (Exchange Traded Fund)	(1.5)
American International Group, Inc (Common Stock)	2.1	Industrial Select Sector SPDR Fund (Exchange Traded Fund)	(1.4)

The Fund’s investment activities, such as short sales, which theoretically involve unlimited loss potential, involve a significant degree of risk. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund were diversified.

Please refer to Note 7, Disclosure of Significant Risks and Contingencies, for more information.

(1)	Long and short sector exposure and holdings are calculated as a percentage of total net assets.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland HFR Event-Driven ETF

Objective

Highland HFR Event-Driven ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the HFRL Event-Driven Index.

Net Assets as of December 31, 2015

$9.7 million

Portfolio Data as of December 31, 2015

The information below provides a snapshot of Highland HFR Event-Driven ETF at the end of the reporting period.

Sectors as of 12/31/2015 (%)(1)	Long Exposure	Short Exposure	Net Exposure
Consumer Discretionary	24.8	(4.2)	20.6
Consumer Staples	2.1	(2.0)	0.1
Energy	4.9	(2.0)	2.9
Financials	10.4	—	10.4
Health Care	14.8	(3.6)	11.2
Industrials	9.9	(0.5)	9.4
Information Technology	9.2	(1.7)	7.5
Materials	13.6	—	13.6
Telecommunication Services	4.0	—	4.0
Exchange Traded Funds	—	(17.2)	(17.2)

Top 5 Holdings as of 12/31/15 (%)(1) Long Securities		Short Securities
Time Warner Cable, Inc (Common Stock)	4.7	SPDR S&P 500 ETF Trust (Exchange Traded Fund)	(14.0)
Precision Castparts Corp. (Common Stock)	3.9	Charter Communications, Inc (Common Stock)	(2.5)
VEREIT, Inc (Common Stock)	3.4	Mylan NV (Common Stock)	(2.5)
Perrigo Co. (Common Stock)	3.1	Alibaba Group Holding Ltd. (Foreign Common Stock)	(1.7)
Akorn, Inc (Common Stock)	3.0	Sirius XM Holdings, Inc (Common Stock)	(1.7)

The Fund’s investment activities, such as short sales, which theoretically involve unlimited loss potential, involve a significant degree of risk. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund were diversified.

Please refer to Note 7, Disclosure of Significant Risks and Contingencies, for more information.

(1)	Long and short sector exposure and holdings are calculated as a percentage of total net assets.

Semi-Annual Report	3

FUND PROFILE (unaudited)

Highland HFR Equity Hedge ETF

Objective

Highland HFR Equity Hedge ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the HFRL Equity Hedge Index.

Net Assets as of December 31, 2015

$9.5 million

Portfolio Data as of December 31, 2015

The information below provides a snapshot of Highland HFR Equity Hedge ETF at the end of the reporting period.

Sectors as of 12/31/2015 (%)(1)	Long Exposure	Short Exposure	Net Exposure
Consumer Discretionary	10.4	(2.2)	8.2
Consumer Staples	1.4	—	1.4
Energy	1.6	—	1.6
Financials	11.8	(0.2)	11.6
Health Care	11.8	(0.7)	11.1
Industrials	11.3	(2.9)	8.4
Information Technology	12.0	—	12.0
Materials	1.6	—	1.6
Telecommunication Services	0.7	—	0.7
Exchange Traded Funds	1.5	(19.6)	(18.1)

Top 5 Holdings as of 12/31/15 (%)(1) Long Securities		Short Securities
Alphabet, Inc, Cl A (Common Stock)	2.8	SPDR S&P 500 ETF Trust (Exchange Traded Fund)	(7.1)
Allergan (Common Stock)	2.5	iShares Russell 2000 ETF (Exchange Traded Fund)	(3.4)
ManTech International Corp. (Common Stock)	2.1	iShares Nasdaq Biotechnology ETF (Exchange Traded Fund)	(3.1)
Hilltop Holdings, Inc (Common Stock)	1.9	Expedia, Inc (Common Stock)	(2.2)
General Motors Co. (Common Stock)	1.7	iShares Core S&P Small-Capital ETF (Exchange Traded Fund)	(2.0)

The Fund’s investment activities, such as short sales, which theoretically involve unlimited loss potential, involve a significant degree of risk. The Fund is non-diversified and may invest a larger portion of its assets in the securities of fewer issuers than if the Fund were diversified.

Please refer to Note 7, Disclosure of Significant Risks and Contingencies, for more information.

(1)	Long and short sector exposure and holdings are calculated as a percentage of total net assets.

4	Semi-Annual Report

FINANCIAL STATEMENTS

December 31, 2015

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the class’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Semi-Annual Report	5

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (a) - 77.1%

AEROSPACE - 1.7%
3,561,828	TransDigm, Inc. Tranche C Term Loan, 3.750%, 02/28/20	3,483,663
1,487,425	TransDigm Inc. Tranche D Term Loan, 3.750%, 06/04/21	1,453,162

		4,936,825

AUTOMOTIVE - 2.4%
2,984,772	Allison Transmission, Inc. Term B-3 Loan, 3.500%, 08/23/19	2,970,788
4,198,741	Gates Global, LLC Initial Dollar Term Loan, 4.251%, 07/03/21	3,949,797

		6,920,585

BROADCASTING - 4.7%
1,957,368	Charter Communications Operating, LLC Term E Loan, 3.000%, 07/01/20	1,925,972
1,948,651	Charter Communications Operating, LLC Term F Loan, 3.000%, 01/03/21	1,914,062
7,000,000	iHeartCommunications, Inc. Tranche D Term Loan, 7.175%, 01/30/19	4,925,025
2,000,000	iHeartCommunications, Inc. Tranche E Term Loan, 7.926%, 07/30/19	1,406,000
1,990,471	Numericable U.S., LLC Dollar Denominated Tranche B-1 Loan, 4.501%, 05/21/20	1,922,427
1,722,029	Numericable U.S., LLC Dollar Denominated Tranche B-2 Loan, 4.501%, 05/21/20	1,663,161

		13,756,647

CHEMICALS - 1.8%
3,159,111	Axalta Coating Systems U.S. Holdings, Inc. Refinanced Term B Loan, 3.750%, 02/01/20	3,134,991
315,000	Macdermid, Incorporated Tranche B-2 Term Loan, 5.500%, 06/07/20	305,493
1,979,592	PQ Corporation 2014 Term Loan, 4.000%, 08/07/17	1,967,526

		5,408,010

ENERGY - 0.2%
992,386	Peabody Energy Corporation Term Loan, 4.251%, 09/24/20	476,345

FINANCIAL - 1.1%
3,297,612	Hub International Limited Initial Term Loan, 4.000%, 10/02/20	3,121,404

FOOD & DRUG - 3.6%
2,237,478	Albertson’s LLC Term B-2 Loan, 5.500%, 03/21/19	2,233,283

Principal Amount ($)		Value ($)

FOOD & DRUG (continued)
6,452,494	Albertson’s LLC Term B-4 Loan, 5.500%, 08/25/21	6,408,972
2,013,954	Supervalu, Inc. New Term Loan, 4.501%, 03/21/19	1,990,250

		10,632,505

FOOD/TOBACCO - 0.6%
1,213,987	Pinnacle Foods Finance, LLC New Term Loan G, 3.000%, 04/29/20	1,197,040
489,362	Pinnacle Foods Finance, LLC Tranche H Term Loan, 3.000%, 04/29/20	482,480

		1,679,520

FOREST PRODUCTS/CONTAINERS - 2.4%
1,959,710	Berry Plastics Corporation Term D Loan, 3.500%, 02/08/20	1,926,973
1,593,663	Berry Plastics Corporation Term E Loan, 3.750%, 01/06/21	1,573,846
3,531,028	Reynolds Group Holdings, Inc. Incremental U.S. Term Loan, 4.500%, 12/01/18	3,502,709

		7,003,528

GAMING/LEISURE - 6.1%
1,348,247	Boyd Gaming Corporation Term B Loan, 4.000%, 08/14/20	1,343,913
5,829,361	Hilton Worldwide Finance Initial Term Loan, 3.500%, 10/25/20	5,826,038
3,446,108	Las Vegas Sands, LLC Term B Loan, 3.250%, 12/19/20 (b)	3,417,247
2,713,133	MGM Resorts International Term B Loan, 3.500%, 12/20/19	2,681,485
477,455	Mohegan Tribal Gaming Authority Term B Loan, 5.501%, 06/15/18	468,247
2,480,788	Station Casinos, LLC B Term Loan, 4.250%, 03/02/20	2,436,605
1,972,882	WMG Acquisitions Corporation Tranche B Refinancing Term Loan, 3.750%, 07/01/20	1,875,471

		18,049,006

HEALTHCARE - 7.9%
1,488,665	AmSurg Corp. Initial Term Loan, 3.500%, 07/16/21	1,478,006
1,990,000	CHS/Community Health Systems, Inc. Incremental 2021 Term H Loan, 4.000%, 01/27/21	1,962,996
5,926,084	DaVita HealthCare Partners, Inc. Tranche B Term Loan, 3.500%, 06/24/21	5,913,728
3,684,136	HCA, Inc. Tranche B-4 Term Loan, 3.357%, 05/01/18	3,684,154
2,998,029	HCA, Inc. Tranche B-5 Term Loan, 3.174%, 03/31/17	2,998,224
3,473,418	Kinetic Concepts, Inc. Dollar Term E-1 Loan, 4.501%, 05/04/18	3,359,073

6	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (continued)

HEALTHCARE (continued)
815,574	Life Time Fitness, Inc. Closing Date Term Loan, 4.250%, 06/03/22	797,228
2,884,440	MPH Acquisition Holdings, LLC Initial Term Loan, 3.750%, 03/31/21	2,814,737
294,324	Surgery Center Holdings, Inc. Initial Term Loan (First Lien), 5.250%, 11/03/20	291,625

		23,299,771

INFORMATION TECHNOLOGY - 6.7%
476,114	Applied Systems, Inc. Initial Term Loan (First Lien), 4.251%, 01/23/21	468,378
2,546,985	CDW, LLC Term Loan, 3.250%, 04/29/20	2,490,633
1,520,923	Dell International, LLC Term C Loan, 3.750%, 10/29/18	1,516,170
4,232,126	Infor (US), Inc. Tranche B-5 Term Loan, 3.750%, 06/03/20	3,984,377
3,467,487	Scientific Games International, Inc. Initial Term B-2 Loan, 6.001%, 10/01/21	3,172,127
3,482,233	Scientific Games International, Inc. Initial Term Loan, 6.001%, 10/18/20	3,196,812
1,402,364	SS&C Technologies Holdings, Inc. Term Loan B1, 4.000%, 06/29/22	1,394,623
3,429,390	Zebra Technologies Corporation Initial Term Loan, 4.750%, 10/27/21	3,438,135

		19,661,255

MANUFACTURING - 2.0%
2,945,442	Gardner Denver, Inc. Initial Dollar Term Loan, 4.251%, 07/30/20	2,660,471
2,977,157	Rexnord, LLC/RBS Global, Inc. Term B Loan, 4.000%, 08/21/20	2,893,440
491,250	Southwire Company, LLC Initial Term Loan, 3.250%, 02/10/21	481,732

		6,035,643

MEDIA/TELECOMMUNICATIONS - 8.7%
1,227,400	Affinion Group, Inc. Tranche B Term Loan, 6.750%, 04/30/18	1,132,718
489,956	AMC Entertainment, Inc. Initial Term Loan, 4.000%, 12/15/22	490,348
1,642,552	Cequel Communications, LLC Term Loan, 3.813%, 02/14/19	1,619,967
389,000	Fairpoint Communications, Inc. Term Loan, 7.502%, 02/14/19	387,541
3,000,959	Getty Images, Inc. Initial Term Loan, 4.751%, 10/18/19	1,905,609
1,726,836	Go Daddy Operating Company, LLC Initial Term Loan, 4.250%, 05/13/21	1,718,685
1,492,500	Regal Cinemas Corporation Term Loan, 3.750%, 04/01/22	1,491,030

Principal Amount ($)		Value ($)

MEDIA/TELECOMMUNICATIONS (continued)
2,218,719	SBA Senior Finance II, LLC Incremental Tranche B-1 Term Loan, 3.250%, 03/24/21	2,177,905
1,710,856	Univision Communications, Inc. 2013 Incremental Term Loan, 4.000%, 03/01/20	1,676,947
5,300,739	Univision Communications, Inc. Replacement First-Lien Term Loan, 4.000%, 03/01/20	5,197,375
3,000,000	Virgin Media Investment Holdings Limited F Facility, 3.500%, 06/30/23	2,942,115
1,989,975	WideOpenWest Finance, LLC Replacement Term B Loan, 4.500%, 04/01/19	1,923,440
3,040,165	Zayo Group, LLC Term Loan, 3.750%, 05/06/21	2,996,721

		25,660,401

RETAIL - 8.8%
1,947,565	Academy, Ltd. Initial Term Loan, 5.001%, 07/01/22	1,883,860
2,459,356	BJ’s Wholesale Club New 2013 (November) Replacement Loan (First Lien), 4.501%, 09/26/19	2,364,056
957,155	Burlington Coat Factory Warehouse Corporation Term B-3 Loan, 4.251%, 08/13/21	947,583
2,493,750	Dollar Tree, Inc. Term B-1 Loan, 3.500%, 07/06/22	2,490,645
2,352,941	Dollar Tree, Inc. Term B-2 Loan, 4.251%, 07/06/22	2,343,388
997,468	J. Crew Group, Inc. Initial Term Loan, 4.000%, 02/28/21	649,851
4,920,778	JC Penney Corporation, Inc. Loan, 6.001%, 05/22/18	4,846,967
4,932,258	Neiman Marcus Group, Inc. Other Term Loan, 4.251%, 10/25/20	4,379,944
5,486,216	PetSmart, Inc. Tranche B-1 Loan, 4.250%, 03/11/22 (b)	5,355,232
527,648	PVH Corp. Tranche B Term Loan, 3.250%, 02/13/20	531,418

		25,792,944

SERVICE - 11.9%
2,992,481	Acosta, Inc. Tranche B-1 Loan, 4.250%, 09/26/21	2,854,618
2,607,723	ADS Waste Holdings, Inc. Initial Tranche B-2 Term Loan, 3.750%, 10/09/19	2,531,121
3,379,983	Advantage Sales & Marketing Inc. Initial Term Loan (First Lien), 4.250%, 07/25/21	3,259,808
693,858	Aecom Technology Corporation Term B Commitment, 3.750%, 10/15/21	694,510

See accompanying Notes to Financial Statements.	7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

US Senior Loans (continued)

SERVICE (continued)
3,246,552	Asurion, LLC (fka Asurion Corporation) Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	3,050,752
2,476,061	Brickman Group Ltd. LLC Initial Term Loan (First Lien), 4.000%, 12/18/20	2,405,022
4,000,000	First Data Corporation 2018 New Dollar Term Loan, 3.918%, 03/23/18	3,954,720
4,000,000	First Data Corporation 2018B Second New Term Loan, 3.918%, 09/24/18	3,952,080
1,250,000	First Data Corporation New 2022B Dollar Term Loan, 4.168%, 07/08/22	1,233,906
1,989,744	Sabre, Inc. Term B Loan, 4.000%, 02/19/19	1,972,831
3,218,383	Servicemaster Company, LLC Initial Term Loan, 4.250%, 07/01/21	3,189,417
515,337	Waste Industries USA Inc. Initial Term Loan, 4.251%, 02/20/20	515,337
3,159,033	Weight Watchers International, Inc. Initial Tranche B-2 Term Loan, 4.000%, 04/02/20	2,363,999
3,065,620	West Corporation Term B-10 Loan, 3.250%, 06/30/18	3,021,827

		34,999,948

TECHNOLOGY - 0.1%
498,750	Sophia, L.P. Closing Date Term Loan, 4.750%, 09/30/22	493,763

TRANSPORTATION - 3.6%
4,910,749	FCA US LLC Term Loan B, 3.500%, 05/24/17	4,901,542
2,456,250	FCA US LLC Tranche B Term Loan, 3.250%, 12/31/18	2,438,442
1,571,573	MPG Holdco I Inc. (aka Metaldyne Performance Group) Tranche B-1 Term Loan (2015), 3.750%, 10/20/21	1,540,636
1,742,424	US Airways, Inc. Tranche B-1 Term Loan (Consenting), 3.500%, 05/23/19	1,727,727

		10,608,347

UTILITY - 2.8%
3,186,492	NRG Energy, Inc. Term Loan (2013), 2.750%, 07/01/18	3,108,822
6,000,000	Texas Competitive Electric Holdings Company, LLC 2014 Term Loan (Non-Extending), 4.908%, 06/30/16	1,826,280

Principal Amount ($)		Value ($)

UTILITY (continued)
11,000,000	Texas Competitive Electric Holdings Company, LLC 2017 Term Loan (Extending), 4.677%, 10/10/17	3,448,500

		8,383,602

	Total US Senior Loans (Cost $243,711,788)	226,920,049

Foreign Domiciled Senior Loans (a) - 21.1%

AUSTRALIA - 2.5%
USD
1,921,260	Aristocrat Leisure Limited Initial Term Loan, 4.751%, 10/20/21	1,916,457
7,444,156	FMG Resources (August 2006) (FMG America Finance, Inc.) Loan, 4.251%, 06/30/19	5,557,360

		7,473,817

CANADA - 4.4%
USD
3,970,044	1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) Term B-2 Loan, 3.750%, 12/10/21	3,940,269
1,377,143	Bombardier Recreational Products, Inc. Term B Loan, 3.750%, 01/30/19	1,366,325
736,794	Husky Injection Molding Systems, Ltd. New Term Loan, 4.251%, 06/30/21	710,085
1,000,000	Valeant Pharmaceuticals International, Inc. Series C-2 Tranche B Term Loan, 3.750%, 12/11/19	967,750
2,000,000	Valeant Pharmaceuticals International, Inc. Series D2 Term Loan B, 3.500%, 02/13/19	1,933,930
4,093,177	Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan, 3.750%, 08/05/20	3,937,637

		12,855,996

CAYMAN ISLANDS - 3.8%
USD
6,351,271	Avago Technologies Term Loan, 3.750%, 05/06/21	6,342,029
5,000,000	Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.a r.l) Term Loan B, 4.250%, 11/11/22 (b)	4,956,650

		11,298,679

IRELAND - 1.8%
USD
5,180,349	Grifols Worldwide Operations Limited U.S. Tranche B Term Loam, 3.424%, 02/27/21	5,140,201

8	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2015	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)

Foreign Domiciled Senior Loans (continued)

LUXEMBOURG - 5.8%
USD
1,492,500	Altice Financing S.A. Dollar Denominated Tranche Loan, 5.250%, 02/04/22	1,489,239
5,241,193	Delta 2 (Lux) S.a r.l Facility B3 (USD), 4.751%, 07/30/21	5,083,957
5,000,000	Intelsat Jackson Holdings S.A. Tranche B-2 Term Loan, 3.750%, 06/30/19	4,741,075
1,770,969	Mallinckrodt International Finance S.A. Initial Term B Loan, 3.250%, 03/19/21	1,723,374
206,380	SS&C European Holdings, S.a.r.l Term B-2 Loan, 4.000%, 07/08/22	205,241
3,870,000	Travelport Finance (Luxembourg) S.a.r.l Initial Term Loan, 5.751%, 09/02/21	3,796,838

		17,039,724

MARSHALL ISLANDS - 0.6%
USD
4,463,317	Seadrill Operating LP (Seadrill Partners Finco LLC) Initial Term Loan, 4.000%, 02/21/21	1,882,024

NETHERLANDS - 2.2%
USD
2,964,478	Amaya Holdings B.V. Initial Term B Loan (First Lien), 5.001%, 08/01/21	2,801,432
2,555,555	Tronox Pigments BV New Term Loan, 4.500%, 03/19/20	2,273,907
1,250,000	UPC Financing Partnership Facility AH, 3.344%, 06/30/21	1,229,494

		6,304,833

	Total Foreign Domiciled Senior Loans (Cost $66,460,657)	61,995,274

Total Investments - 98.2%		288,915,323

(Cost $310,172,445)
Other Assets & Liabilities, Net - 1.8%		5,395,966

Net Assets - 100.0%		294,311,289

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2015. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

LLC	Limited Liability Company
L.P.	Limited Partnership
Ltd.	Limited
USD	United States Dollars

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Chemicals	0.8%
Energy	0.6%
Financial	0.6%
Food/Tobacco	1.3%
Gaming/Leisure	2.1%
Healthcare	4.1%
Information Technology	3.9%
Manufacturing	0.2%
Media/Telecommunications	4.3%
Metals/Minerals	1.9%
Service	1.3%

21.1%

See accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland HFR Global ETF

Shares		Value ($)

Common Stock - 41.9%

CONSUMER DISCRETIONARY - 6.2%
4,399	ClubCorp Holdings, Inc (a)	80,370
2,000	Diamond Resorts International, Inc (b)	51,020
6,500	Fiat Chrysler Automobiles NV (b)	90,935
2,780	General Motors Co. (a)	94,548
1,022	Liberty Media Corp. (a)(b)	38,918
993	Liberty Ventures, Ser A (a)(b)	44,794
950	Time Warner Cable, Inc	176,310

		576,895

CONSUMER STAPLES - 0.8%
1,000	Kraft Heinz Co.	72,760

FINANCIALS - 9.3%
3,206	American International Group, Inc (a)	198,676
700	Berkshire Hathaway, Inc, Cl B (b)	92,428
3,649	Citigroup, Inc (a)	188,836
4,581	Hilltop Holdings, Inc (a)(b)	88,047
1,870	JPMorgan Chase & Co. (a)	123,476
22,411	VEREIT, Inc (a)	177,495

		868,958

HEALTH CARE - 10.7%
1,502	AbbVie, Inc (a)	88,978
478	Allergan (a)(b)	149,375
874	Celgene Corp. (a)(b)	104,670
1,000	Cigna Corp. (a)	146,330
500	Humana, Inc	89,255
1,000	Perrigo Co.	144,700
2,878	Pfizer, Inc (a)	92,902
1,000	Thermo Fisher Scientific, Inc (a)	141,850
1,005	Zoetis, Inc, Cl A (a)	48,160

		1,006,220

INDUSTRIALS - 5.9%
129	AMERCO (a)	50,246
3,677	American Airlines Group, Inc (a)	155,721
2,600	Delta Air Lines, Inc (a)	131,794
4,041	Hertz Global Holdings, Inc (a)(b)	57,503
700	Precision Castparts Corp. (a)	162,407

		557,671

INFORMATION TECHNOLOGY - 5.2%
203	Alphabet, Inc, Cl A (a)(b)	157,936
100	Alphabet, Inc, Cl C (b)	75,888
919	Apple, Inc (a)	96,734
845	EchoStar Corp., Cl A (a)(b)	33,048
3,000	ManTech International Corp., Cl A	90,720
1,424	Twitter, Inc (a)(b)	32,951

		487,277

MATERIALS - 3.8%
1,250	Eagle Materials, Inc	75,537
6,592	Ferro Corp. (a)(b)	73,303
12,022	Graphic Packaging Holding Co. (a)	154,242
1,919	Innophos Holdings, Inc (a)	55,613

		358,695

	Total Common Stock (Cost $4,091,527)	3,928,476

Principal Amount ($)		Value ($)

Corporate Bonds - 23.4%

CONSUMER DISCRETIONARY - 1.3%
200,000	Neiman Marcus Group Ltd. 8.750%, 10/15/21 (c)	124,000

CONSUMER STAPLES - 4.8%
240,000	Rite Aid Corp. 6.125%, 04/01/23 (c)	248,400
200,000	US Foods, Inc 8.500%, 06/30/19	206,000

		454,400

FINANCIALS - 4.0%
200,000	Argos Merger Sub, Inc 7.125%, 03/15/23 (c)	198,300
201,000	Jefferies Finance LLC 7.500%, 04/15/21 (a)	177,634

		375,934

HEALTH CARE - 2.6%
60,000	DJO Finco, Inc 8.125%, 06/15/21 (c)	53,250
53,000	Kinetic Concepts, Inc 12.500%, 11/01/19	48,230
150,000	Tenet Healthcare Corp. 6.750%, 06/15/23	139,406

		240,886

INDUSTRIALS - 7.9%
189,000	ADS Waste Holdings, Inc 8.250%, 10/01/20 (a)	190,418
320,000	HD Supply, Inc 11.500%, 07/15/20 (a)	356,000
188,000	Hertz Corp. 7.500%, 10/15/18 (a)	191,760

		738,178

TELECOMMUNICATION SERVICES - 2.8%
100,000	Sprint Corp. 7.625%, 02/15/25	73,000
200,000	Wind Acquisition Finance S.A. (Luxembourg) 7.375%, 04/23/21 (c)	189,500

		262,500

	Total Corporate Bonds (Cost $2,408,404)	2,195,898

Shares

Exchange Traded Funds - 10.3%
2,700	AP Alternative Assets LP	85,212
159	iShares Germany Government Bond UCITS ETF	23,390
1,800	iShares JPX Nikkei 400 Index ETF	94,572
1,100	iShares Nikkei 225 ETF	179,375
1,000	Lyxor ETF DAX	112,229
1,452	PIMCO Euro Short Maturity Source UCITS ETF Euro Income (a)	160,495

10	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2015	Highland HFR Global ETF

Shares		Value ($)

Exchange Traded Funds (continued)
1,969	Powershares QQQ Trust Series 1	220,253
2,624	SPDR EURO STOXX 50 ETF	90,344

	Total Exchange Traded Funds (Cost $990,045)	965,870

Foreign Common Stock - 2.3%

CANADA - 1.5%
6,250	Intertape Polymer Group, Inc	84,420
56,510	Rock Energy, Inc (a)(b)	59,626

		144,046

FRANCE - 0.8%
3,451	Vivendi S.A. (a)	74,483

	Total Foreign Common Stock (Cost $317,803)	218,529

Total Investments - 77.9%		7,308,773

(Cost $7,807,779)

Securities Sold Short - (29.1)%

Exchange Traded Funds - (19.2)%
(950)	CurrencyShares Euro Trust	(101,080)
(1,000)	Energy Select Sector SPDR Fund	(60,550)
(1,484)	Health Care Select Sector SPDR Fund	(106,922)
(2,442)	Industrial Select Sector SPDR Fund	(129,451)
(400)	iShares Core S&P Small-Capital ETF	(44,044)
(444)	iShares Nasdaq Biotechnology ETF	(150,219)
(1,214)	iShares Russell 2000 ETF	(136,587)
(2,000)	iShares Silver Trust	(26,380)
(750)	Materials Select Sector SPDR Fund	(32,565)
(2,250)	SPDR Barclays 1-3 Month T-Bill, Cl 3	(102,780)
(1,200)	SPDR Barclays Intermediate Term Corporate Bond ETF	(40,116)
(1,403)	SPDR Gold Shares	(142,348)
(2,855)	SPDR S&P 500 ETF Trust	(582,106)
(1,200)	SPDR S&P Biotech ETF	(84,096)
(2,019)	SPDR S&P Oil & Gas Exploration & Production ETF	(61,014)

	Total Exchange Traded Funds (Proceeds $1,896,955)	(1,800,258)

Common Stock - (7.9)%

CONSUMER DISCRETIONARY - (2.5)%
(650)	Charter Communications, Inc, Cl A (b)	(119,015)
(500)	Expedia, Inc	(62,150)
(13,493)	Sirius XM Holdings, Inc (b)	(54,917)

		(236,082)

CONSUMER STAPLES - (1.4)%
(3,250)	Coty, Inc, Cl A	(83,297)
(1,250)	Sysco Corp.	(51,250)

		(134,547)

ENERGY - (1.5)%
(10,000)	California Resources Corp.	(23,300)
(500)	Schlumberger Ltd.	(34,875)
(10,000)	United States Natural Gas Fund LP (b)	(86,700)

		(144,875)

Shares		Value ($)

HEALTH CARE - (1.4)%
(674)	Illumina, Inc (b)	(129,371)

INDUSTRIALS - (0.5)%
(625)	Caterpillar, Inc	(42,475)

INFORMATION TECHNOLOGY - (0.6)%
(647)	Red Hat, Inc (b)	(53,578)

	Total Common Stock (Proceeds $795,602)	(740,928)

Foreign Common Stock - (2.0)%

CHINA - (1.0)%
(1,150)	Alibaba Group Holding Ltd. ADR (b)	(93,461)

UNITED KINGDOM - (1.0)%
(3,250)	Experian	(57,542)
(1,750)	Royal Dutch Shell, Cl B	(39,807)

		(97,349)

	Total Foreign Common Stock (Proceeds $195,174)	(190,810)

Total Securities Sold Short - (29.1)%		(2,731,996)

(Proceeds $2,887,731)
Other Assets & Liabilities, Net - 51.2%		4,808,940

Net Assets - 100.0%		9,385,717

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $3,827,630.
(b)	Non-income producing security.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2015, these securities amounted to $813,450 or 8.7% of net assets.

ADR	American Depositary Receipt
Cl	Class
DAX	Deutsche Borse AG German Stock Index
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
S&P	Standard & Poor’s
Ser	Series
SPDR	Standard & Poor’s Depositary Receipt
UCITS	Undertakings for the Collective Investments of Transferable Securities

See accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland HFR Event-Driven ETF

Shares		Value ($)

Common Stock - 67.3%

CONSUMER DISCRETIONARY - 17.6%
8,698	ClubCorp Holdings, Inc (a)	158,912
6,050	Diamond Resorts International, Inc (a)(b)	154,335
12,500	Fiat Chrysler Automobiles NV (b)	174,875
3,560	General Motors Co. (a)	121,076
5,269	Liberty Media Corp. (a)(b)	200,644
1,000	Panera Bread Co., Cl A (b)	194,780
7,535	Pep Boys-Manny Moe & Jack (a)(b)	138,719
6,000	SeaWorld Entertainment, Inc	118,140
2,450	Time Warner Cable, Inc	454,696

		1,716,177

CONSUMER STAPLES - 2.1%
1,687	JM Smucker Co. (a)	208,075

ENERGY - 0.9%
1,800	Baker Hughes, Inc	83,070

FINANCIALS - 5.5%
750	Chubb Corp.	99,480
1,600	JPMorgan Chase & Co.	105,648
42,073	VEREIT, Inc (a)	333,218

		538,346

HEALTH CARE - 12.8%
7,800	Akorn, Inc (b)	291,018
804	Allergan (a)(b)	251,250
4,000	Baxalta, Inc	156,120
680	Cigna Corp.	99,504
800	Humana, Inc	142,808
2,100	Perrigo Co.	303,870

		1,244,570

INDUSTRIALS - 9.0%
230	AMERCO (a)	89,585
4,000	Delta Air Lines, Inc	202,760
12,083	Hertz Global Holdings, Inc (a)(b)	171,941
600	Owens Corning	28,218
1,650	Precision Castparts Corp. (a)	382,817

		875,321

INFORMATION TECHNOLOGY - 6.7%
1,600	Broadcom Corp., Cl A	92,512
4,000	EMC Corp.	102,720
7,500	NCR Corp. (b)	183,450
2,600	Solera Holdings, Inc	142,558
4,000	Yahoo!, Inc (b)	133,040

		654,280

MATERIALS - 11.0%
4,000	Berry Plastics Group, Inc (b)	144,720
5,000	Calgon Carbon Corp.	86,250
3,500	Dow Chemical Co.	180,180
1,000	Eagle Materials, Inc	60,430
15,299	Ferro Corp. (a)(b)	170,125
17,067	Graphic Packaging Holding Co. (a)	218,969
4,257	Innophos Holdings, Inc (a)	123,368
1,795	WestRock Co.	81,888

		1,065,930

Shares		Value ($)
TELECOMMUNICATION SERVICES - 1.7%
3,100	Level 3 Communications, Inc (b)	168,516

	Total Common Stock (Cost $6,832,743)	6,554,285

Principal Amount ($)

Corporate Bonds - 14.9%

CONSUMER DISCRETIONARY - 5.6%
200,000	Caesars Entertainment Resort Properties LLC 11.000%, 10/01/21	182,000
150,000	JC Penney Corp., Inc 7.400%, 04/01/37	100,125
250,000	Rent-A-Center, Inc 4.750%, 05/01/21	186,875
100,000	Scientific Games International, Inc 10.000%, 12/01/22	71,500

		540,500

ENERGY - 1.6%
274,000	Lightstream Resources Ltd. 8.625%, 02/01/20 (c)	61,650
150,000	Transocean, Inc 6.375%, 12/15/21	96,938

		158,588

FINANCIALS - 2.5%
570,000	CNG Holdings, Inc 9.375%, 05/15/20 (c)	242,250

HEALTH CARE - 2.0%
225,000	Concordia Healthcare Corp. 7.000%, 04/15/23 (c)	195,187

INDUSTRIALS - 0.9%
150,000	Erickson, Inc 8.250%, 05/01/20	91,875

TELECOMMUNICATION SERVICES - 2.3%
300,000	Sprint Corp. 7.875%, 09/15/23	225,300

	Total Corporate Bonds (Cost $1,935,525)	1,453,700

Shares

Foreign Common Stock - 11.5%
CANADA - 7.3%
115,333	Athabasca Oil Corp. (b)	128,361
25,240	Dream Global REIT,	157,967
17,835	Intertape Polymer Group, Inc	240,902
130,000	Penn West Petroleum Ltd.	108,719
66,255	Rock Energy, Inc (b)	69,908

		705,857

FRANCE - 4.2%
8,000	UBISOFT Entertainment (b)	231,870

12	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2015	Highland HFR Event-Driven ETF

Shares		Value ($)

Foreign Common Stock (continued)
FRANCE (continued)
8,322	Vivendi S.A.	179,613

		411,483

	Total Foreign Common Stock (Cost $1,380,475)	1,117,340

Total Investments - 93.7%		9,125,325

(Cost $10,148,743)

Securities Sold Short - (31.2)%

Exchange Traded Funds - (17.2)%
(1,776)	Energy Select Sector SPDR Fund	(107,537)
(1,215)	iShares Russell 2000 Value ETF	(111,792)
(6,686)	SPDR S&P 500 ETF Trust	(1,363,208)
(365)	SPDR S&P MidCap 400 ETF Trust	(92,743)

	Total Exchange Traded Funds (Proceeds $1,769,036)	(1,675,280)

Common Stock - (12.3)%

CONSUMER DISCRETIONARY - (4.2)%
(1,350)	Charter Communications, Inc, Cl A (b)	(247,185)
(40,550)	Sirius XM Holdings, Inc (b)	(165,038)

		(412,223)

CONSUMER STAPLES - (2.0)%
(3,500)	Coty, Inc, Cl A	(89,705)
(2,500)	Sysco Corp.	(102,500)

		(192,205)

ENERGY - (2.0)%
(20,000)	California Resources Corp.	(46,600)
(2,353)	Halliburton Co.	(80,096)
(950)	Schlumberger Ltd.	(66,263)

		(192,959)

HEALTH CARE - (3.6)%
(750)	Anthem, Inc	(104,580)
(4,500)	Mylan NV (b)	(243,315)

		(347,895)

INDUSTRIALS - (0.5)%
(800)	Caterpillar, Inc	(54,368)

	Total Common Stock (Proceeds $1,241,797)	(1,199,650)

Foreign Common Stock - (1.7)%

CHINA - (1.7)%
(2,067)	Alibaba Group Holding Ltd. ADR (b)	(167,985)

	Total Foreign Common Stock (Proceeds $171,842)	(167,985)

Total Securities Sold Short - (31.2)%		(3,042,915)

(Proceeds $3,182,675)
Other Assets & Liabilities, Net - 37.5%		3,654,767

Net Assets - 100.0%		9,737,177

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $2,650,269.
(b)	Non-income producing security.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2015, these securities amounted to $499,087 or 5.1% of net assets.

ADR	American Depositary Receipt
Cl	Class
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2015	Highland HFR Equity Hedge ETF

Shares		Value ($)

Common Stock - 53.6%

CONSUMER DISCRETIONARY - 8.3%
2,600	CBS Corp., Cl B (a)	122,538
4,813	General Motors Co. (a)	163,690
1,304	Liberty Broadband Corp., Ser C, Cl C (a)(b)	67,625
1,905	Liberty Interactive Corp. QVC Group, Cl A (a)(b)	52,045
1,112	Liberty Media Corp. (b)	42,345
3,259	Liberty Ventures, Ser A (a)(b)	147,013
1,005	McDonald’s Corp. (a)	118,731
700	Walt Disney Co. (a)	73,556

		787,543

CONSUMER STAPLES - 1.4%
1,000	Coca-Cola Co.	42,960
1,250	Kraft Heinz Co.	90,950

		133,910

ENERGY - 1.6%
1,082	Halliburton Co. (a)	36,832
3,410	Kinder Morgan, Inc (a)	50,877
2,300	Suncor Energy, Inc	59,340

		147,049

FINANCIALS - 9.5%
2,162	American International Group, Inc (a)	133,979
4,702	Apollo Global Management LLC, Cl A (a)(c)	71,376
6,061	Bank of America Corp. (a)	102,007
1,129	Berkshire Hathaway, Inc, Cl B (a)(b)	149,073
1,698	Citigroup, Inc (a)	87,871
9,162	Hilltop Holdings, Inc (a)(b)	176,094
349	Howard Hughes Corp. (a)(b)	39,493
2,170	JPMorgan Chase & Co. (a)	143,285

		903,178

HEALTH CARE - 10.2%
786	AbbVie, Inc (a)	46,563
2,783	Air Methods Corp. (a)(b)	116,691
752	Allergan (a)(b)	235,000
224	Biogen, Inc (a)(b)	68,623
874	Celgene Corp. (a)(b)	104,670
412	DaVita HealthCare Partners, Inc (a)(b)	28,721
891	Gilead Sciences, Inc (a)	90,160
3,828	Pfizer, Inc (a)	123,568
400	Thermo Fisher Scientific, Inc (a)	56,740
2,009	Zoetis, Inc, Cl A (a)	96,271

		967,007

INDUSTRIALS - 9.4%
3,713	American Airlines Group, Inc (a)	157,246
699	Boeing Co. (a)	101,068
1,000	Danaher Corp.	92,880
329	Honeywell International, Inc (a)	34,075
900	Huron Consulting Group, Inc (b)	53,460
2,016	Jacobs Engineering Group, Inc (a)(b)	84,571
1,000	Macquarie Infrastructure Corp.	72,600
2,400	MasTec, Inc (b)	41,712
2,541	Mobile Mini, Inc (a)	79,101
4,780	Quanex Building Products Corp. (a)	99,663
3,411	Quanta Services, Inc (a)(b)	69,073

		885,449

Shares		Value ($)
INFORMATION TECHNOLOGY - 10.9%
340	Alphabet, Inc, Cl A (a)(b)	264,523
125	Alphabet, Inc, Cl C (b)	94,860
1,360	Apple, Inc (a)	143,154
1,500	comScore, Inc (b)	61,725
3,892	EchoStar Corp., Cl A (a)(b)	152,216
6,411	ManTech International Corp., Cl A (a)	193,869
3,257	PayPal Holdings, Inc (a)(b)	117,903

		1,028,250

MATERIALS - 1.6%
1,497	WR Grace & Co. (a)(b)	149,086

TELECOMMUNICATION SERVICES - 0.7%
1,301	Level 3 Communications, Inc (a)(b)	70,722

	Total Common Stock (Cost $5,240,809)	5,072,194

Foreign Common Stock - 9.0%

FRANCE - 1.2%
2,500	Klepierre (a)	111,365

IRELAND - 1.1%
1,041	Accenture, Cl A (a)	108,785

ISRAEL - 1.0%
1,400	Teva Pharmaceutical Industries Ltd. ADR (a)	91,896

JAPAN - 1.4%
1,400	Shionogi & Co. Ltd. (a)	64,097
4,200	Temp Holdings Co. Ltd. (a)	65,868

		129,965

SPAIN - 1.1%
908	Aena S.A. (b)	104,006

UNITED KINGDOM - 3.2%
1,200	Carnival	68,391
931	InterContinental Hotels Group (a)	36,481
1,177	Persimmon (a)	35,171
4,805	Prudential (a)	108,450
17,500	Taylor Wimpey (a)	52,397

		300,890

	Total Foreign Common Stock (Cost $813,680)	846,907

Exchange Traded Fund - 1.5%
4,576	AP Alternative Assets LP	144,418

	Total Exchange Traded Funds (Cost $167,671)	144,418

Total Investments - 64.1%		6,063,519

(Cost $6,222,160)

Securities Sold Short - (25.6)%

Exchange Traded Funds - (19.6)%
(800)	CurrencyShares Euro Trust	(85,120)
(2,287)	Health Care Select Sector SPDR Fund	(164,778)
(1,710)	iShares Core S&P Small-Capital ETF	(188,288)

14	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2015	Highland HFR Equity Hedge ETF

Shares		Value ($)

Securities Sold Short (continued)

Exchange Traded Funds (continued)
(869)	iShares Nasdaq Biotechnology ETF	(294,009)
(2,863)	iShares Russell 2000 ETF	(322,116)
(3,283)	SPDR S&P 500 ETF Trust	(669,371)
(1,899)	SPDR S&P Biotech ETF	(133,082)

	Total Exchange Traded Funds (Proceeds $1,986,055)	(1,856,764)

Foreign Common Stock - (3.1)%

FINLAND - (1.0)%
(4,000)	Metso OYJ	(89,983)

UNITED KINGDOM - (2.1)%
(10,407)	Experian	(184,259)
(2,000)	Standard Chartered	(16,620)

		(200,879)

	Total Foreign Common Stock (Proceeds $299,653)	(290,862)

Common Stock - (2.9)%

CONSUMER DISCRETIONARY - (2.2)%
(1,698)	Expedia, Inc	(211,061)

HEALTH CARE - (0.7)%
(1,500)	Abbott Laboratories	(67,365)

	Total Common Stock (Proceeds $254,068)	(278,426)

Total Securities Sold Short - (25.6)%		(2,426,052)

(Proceeds $2,539,776)
Other Assets & Liabilities, Net - 61.5%		5,817,427

Net Assets - 100.0%		9,454,894

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $4,791,826.
(b)	Non-income producing security.
(c)	Security considered Master Limited Partnership. At December 31, 2015, these securities amounted to $71,376 or 0.8% of net assets.

ADR	American Depositary Receipt
Cl	Class
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
S&P	Standard & Poor’s
Ser	Series
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.	15

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2015 (unaudited)	Highland Funds I

	Highland/iBoxx Senior Loan ETF ($)	Highland HFR Global ETF ($)	Highland HFR Event-Driven ETF ($)	Highland HFR Equity Hedge ETF ($)
Assets:
Total Investments, at value	288,915,323	7,308,773	9,125,325	6,063,519
Cash	9,571,561	4,734,652	3,674,810	5,657,142
Foreign currency	—	69,015	—	170,367
Dividend tax reclaim	—	570	2,805	(31)
Receivable for:
Investments sold	13,274,438	—	—	—
Dividends and interest	1,171,253	50,290	54,448	2,061
Prepaid expenses	33,291	—	—	—

Total assets	312,965,866	12,163,300	12,857,388	11,893,058

Liabilities:
Securities sold short, at value (Notes 2 and 7)	—	2,731,996	3,042,915	2,426,052
Due to custodian	—	—	20,321	—

Payable for:
Investments purchased	18,455,000	—	—	—
Investment advisory fees (Note 4)	69,318	6,821	7,037	—
Audit fees	24,531	—	—	—
Administration fees (Note 4)	20,604	—	—	—
Trustees’ fees (Note 4)	7,493	—	—	—
Transfer agent fees	425	—	—	—
Dividends and fees on securities sold short	—	3,960	8,467	5,278
Distributions to shareholders	—	34,806	41,471	—
Accrued expenses and other liabilities	77,206	—	—	6,834

Total liabilities	18,654,577	2,777,583	3,120,211	2,438,164

Net Assets	294,311,289	9,385,717	9,737,177	9,454,894

Total Investments, at cost	310,172,445	7,807,779	10,148,743	6,222,160
Proceeds from securities sold short	—	2,887,731	3,182,675	2,539,776
Foreign currency, at cost	—	71,876	(21,297)	177,506

Composition of Net Assets:
Paid-in capital	323,823,871	10,000,000	10,888,661	10,000,000
Undistributed (Distributions in excess of) net investment income/(Accumulated net investment loss)	156,989	(5,493)	2,263	(50,484)
Accumulated net realized loss on investments and foreign currency transactions	(8,412,449)	(262,636)	(270,975)	(442,566)
Net unrealized depreciation on investments, securities sold short and foreign currency translation	(21,257,122)	(346,154)	(882,772)	(52,056)

Net Assets	294,311,289	9,385,717	9,737,177	9,454,894

Shares outstanding (unlimited authorization—no par value)	16,300,000	500,000	550,000	500,000
Net asset value, per share (Net assets/shares outstanding)	18.06	18.77	17.70	18.91

Amounts	designated as “—” are $0.

16	See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2015 (unaudited)	Highland Funds I

	Highland/iBoxx Senior Loan ETF ($)	Highland HFR Global ETF ($)	Highland HFR Event-Driven ETF ($)	Highland HFR Equity Hedge ETF ($)
Investment Income:
Dividend income	—	37,402	74,362	40,200
Interest income	7,734,267	133,956	114,351	2
Less: Foreign taxes withheld	—	695	(2,857)	(651)

Total investment income	7,734,267	172,053	185,856	39,551

Expenses:
Investment advisory fees (Note 4)	704,571	41,403	41,237	41,157
Administration fees (Note 4)	126,977	—	—	—
Trustees’ fees (Note 4)	17,781	—	—	—
Legal fees	61,872	11,172	11,172	11,172
Licensing fees	57,727	—	—	—
Audit fees	31,287	—	—	—
Custodian fees	29,065	—	—	—
Pricing fees	27,797	—	—	—
Printing fees	25,082	—	—	—
Transfer agent fees	7,638	—	—	—
Registration fees	2,783	—	—	—
Dividends and fees on securities sold short (Note 2)	—	45,555	48,545	34,566
Other	31,521	—	—	—

Total operating expenses	1,124,101	98,130	100,954	86,895

Fees and expenses waived by Investment Adviser (Note 4)	(262,996)	—	—	—

Net operating expenses	861,105	98,130	100,954	86,895

Net investment income (loss)	6,873,162	73,923	84,902	(47,344)

Net Realized and Unrealized Gain (Loss) on Investments Realized gain (loss) on:
Investments	(5,063,422)	(463,677)	(382,734)	(478,413)
Securities sold short (Note 2)	—	200,764	120,766	45,039
Foreign currency related transactions	—	6,490	1,113	(8,047)

Change in unrealized appreciation (depreciation) on:
Investments	(14,154,053)	(244,853)	(810,412)	(15,632)
Securities sold short (Note 2)	—	88,627	97,154	79,082
Foreign currency related translations	—	(2,852)	995	(7,139)

Net realized and unrealized loss on investments	(19,217,475)	(415,501)	(973,118)	(385,110)

Net decrease in net assets resulting from operations	(12,344,313)	(341,578)	(888,216)	(432,454)

Amounts	designated as “—” are $0.

See accompanying Notes to Financial Statements.	17

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland/iBoxx Senior Loan ETF

	Six Months Ended December 31, 2015 (unaudited) ($)	Year Ended June 30, 2015 ($)
Increase (Decrease) in Net Assets:

From Operations
Net investment income	6,873,162	11,292,490
Net realized loss on investments	(5,063,422)	(2,988,929)
Net change in unrealized appreciation (depreciation) on investments	(14,154,053)	(6,782,536)

Net increase (decrease) in net assets resulting from operations	(12,344,313)	1,521,025

Distributions Declared to Shareholders
From net investment income	(6,716,173)	(11,292,490)
From return of capital	—	(54,483)

Total distributions declared to shareholders	(6,716,173)	(11,346,973)

Share Transactions
Subscriptions	3,805,821	164,095,767
Redemptions	(14,804,896)	(29,265,926)

Net increase (decrease) from share transactions	(10,999,075)	134,829,841

Total increase (decrease) in net assets	(30,059,561)	125,003,893

Net Assets:
Beginning of year/period	324,370,850	199,366,957

End of year/period	294,311,289	324,370,850

Undistributed net investment income	156,989	—

Changes in Shares
Subscriptions	200,000	8,400,000
Redemptions	(800,000)	(1,500,000)

Net increase (decrease)	(600,000)	6,900,000

Amounts	designated as “—” are $0.

18	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland HFR Global ETF

	Six Months Ended December 31, 2015 (unaudited) ($)	Period Ended June 30, 2015(a) ($)
Increase (Decrease) in Net Assets:

From Operations
Net investment income	73,923	23,245
Net realized loss on investments, securities sold short and foreign currency transactions	(256,423)	(3,248)
Net change in unrealized appreciation (depreciation) on investments, securities sold short and foreign currency translations	(159,078)	(187,076)

Net decrease in net assets resulting from operations	(341,578)	(167,079)

Distributions Declared to Shareholders
From net investment income	(105,626)	—

Total distributions declared to shareholders	(105,626)	—

Share Transactions
Subscriptions	—	10,000,000

Net increase from share transactions	—	10,000,000

Total increase (decrease) in net assets	(447,204)	9,832,921

Net Assets:
Beginning of period	9,832,921	—

End of period	9,385,717	9,832,921

Undistributed (Distributions in excess of) net investment income	(5,493)	26,210

Changes in Shares
Subscriptions	—	500,000

Net increase	—	500,000

(a)	The Fund commenced operations on June 1, 2015.
Amounts designated as “—” are $0.

See accompanying Notes to Financial Statements.	19

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland HFR Event-Driven ETF

	Six Months Ended December 31, 2015 (unaudited) ($)	Period Ended June 30, 2015(a) ($)
Increase (Decrease) in Net Assets:

From Operations
Net investment income	84,902	7,420
Net realized loss on investments, securities sold short and foreign currency transactions	(260,855)	(8,062)
Net change in unrealized appreciation (depreciation) on investments, securities sold short and foreign currency translations	(712,263)	(170,509)

Net decrease in net assets resulting from operations	(888,216)	(171,151)

Distributions Declared to Shareholders
From net investment income	(92,117)	—

Total distributions declared to shareholders	(92,117)	—

Share Transactions
Subscriptions	888,661	10,000,000

Net increase from share transactions	888,661	10,000,000

Total increase (decrease) in net assets	(91,672)	9,828,849

Net Assets:
Beginning of period	9,828,849	—

End of period	9,737,177	9,828,849

Undistributed net investment income	2,263	9,478

Changes in Shares
Subscriptions	50,000	500,000

Net increase	50,000	500,000

(a)	The Fund commenced operations on June 1, 2015.

Amounts designated as “—” are $0.

20	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds I

	Highland HFR Equity Hedge ETF

	Six Months Ended December 31, 2015 (unaudited) ($)	Period Ended June 30, 2015(a) ($)
Increase (Decrease) in Net Assets:

From Operations
Net investment loss	(47,344)	(4,155)
Net realized loss on investments, securities sold short and foreign currency transactions	(441,421)	(130)
Net change in unrealized appreciation (depreciation) on investments, securities sold short and foreign currency translations	56,311	(108,367)

Net decrease in net assets resulting from operations	(432,454)	(112,652)

Share Transactions
Subscriptions	—	10,000,000

Net increase from share transactions	—	10,000,000

Total increase (decrease) in net assets	(432,454)	9,887,348

Net Assets:
Beginning of period	9,887,348	—

End of period	9,454,894	9,887,348

Accumulated net investment loss	(50,484)	(3,140)

Changes in Shares
Subscriptions	—	500,000

Net increase	—	500,000

(a)	The Fund commenced operations on June 1, 2015.

Amounts designated as “—” are $0.

See accompanying Notes to Financial Statements.	21

FINANCIAL HIGHLIGHTS

Highland/iBoxx Senior Loan ETF

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		Year Ended June 30,			For the Period Ended 06/30/13(a)
			2015		2014

Net Asset Value, Beginning of Year/Period	$19.19		$19.94		$19.93	$20.00
Income from Investment Operations:
Net investment income(b)	0.41		0.76		0.93	0.73
Net realized and unrealized gain/(loss)	(1.14)		(0.75)		0.08	(0.13)

Total from investment operations	(0.73)		0.01		1.01	0.60
Less Distributions Declared to Shareholders:
From net investment income	(0.40)		(0.76)		(0.93)	(0.67)
From net realized gains	—		—		(0.06)	—
From return of capital	—		(0.00	)(h)	(0.01)	—

Total distributions declared to shareholders	(0.40)		(0.76)		(1.00)	(0.67)
Net Asset Value, End of Year/Period	$18.06		$19.19		$19.94	$19.93
Total return(c)	(3.83	)%(g)	0.09%		5.19%	3.04	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of year/period (000s)	$294,311		$324,371		$199,367	$89,672
Gross operating expenses	0.72	%(d)	0.73%		0.92%	1.62	%(d)
Waiver/reimbursement	(0.17	)%(d)	(0.18)%		(0.37)%	(1.07	)%(d)
Net operating expenses(f)	0.55	%(d)	0.55%		0.55%	0.55	%(d)
Net investment income	4.39	%(d)	3.90%		4.68%	5.60	%(d)
Portfolio turnover rate	21	%(e)	9%		35%	38	%(e)

(a)	The Highland/iBoxx Senior Loan ETF commenced operations on November 6, 2012.
(b)	Per share data was calculated using average shares outstanding for the period.
(c)	Total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Annualized.
(e)	Not annualized.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(g)	Total return is for the period indicated and is not annualized.
(h)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0.

22	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland HFR Global ETF

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		For the Period Ended 06/30/15(a)

Net Asset Value, Beginning of Period	$19.67		$20.00
Income from Investment Operations:
Net investment income(b)	0.15		0.05
Net realized and unrealized loss	(0.84)		(0.38)

Total from investment operations	(0.69)		(0.33)
Less Distributions Declared to Shareholders:
From net investment income	(0.21)		—

Total distributions declared to shareholders	(0.21)		—
Net Asset Value, End of Period	$18.77		$19.67
Total return(c)	(3.50	)%(d)	(1.65	)%(d)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000s)	$9,386		$9,833
Gross operating expenses(f)	2.01	%(e)	1.99	%(e)(g)
Net operating expenses(f)	2.01	%(e)	1.99	%(e)(g)
Dividends and fees on securities sold short	0.94%		1.14	%(e)(g)
Net operating expenses (excluding dividends and fees on securities sold short)	1.07%		0.85	%(e)
Net investment income	1.52	%(e)	2.94	%(e)
Portfolio turnover rate	94	%(h)	25	%(h)

(a)	The Highland HFR Global ETF commenced operations on June 1, 2015.
(b)	Per share data was calculated using average shares outstanding for the period.
(c)	Total return is at net asset value assuming all distributions are reinvested.
(d)	Total return is for the period indicated and is not annualized.
(e)	Annualized.
(f)	Includes dividends and fees on securities sold short.
(g)	Expense ratios for start-up periods may not be representative of longer-term operating periods.
(h)	Not annualized.

Amounts designated as “—” are $0.

See accompanying Notes to Financial Statements.	23

FINANCIAL HIGHLIGHTS

Highland HFR Event-Driven ETF

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		For the Period Ended 06/30/15(a)

Net Asset Value, Beginning of Period	$19.66		$20.00
Income from Investment Operations:
Net investment income(b)	0.16		0.01
Net realized and unrealized loss	(1.94)		(0.35)

Total from investment operations	(1.78)		(0.34)
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		—

Total distributions declared to shareholders	(0.18)		—
Net Asset Value, End of Period	$17.70		$19.66
Total return(c)	(9.06	)%(d)	(1.70	)%(d)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000s)	$9,737		$9,829
Gross operating expenses(f)	2.08	%(e)	2.32	%(e)(g)
Net operating expenses(f)	2.08	%(e)	2.32	%(e)(g)
Dividends and fees on securities sold short	1.00	%(e)	1.47	%(e)(g)
Net operating expenses (excluding dividends and fees on securities sold short)	1.08	%(e)	0.85	%(e)
Net investment income	1.75	%(e)	0.94	%(e)
Portfolio turnover rate	91	%(h)	23	%(h)

(a)	The Highland HFR Event-Driven ETF commenced operations on June 1, 2015.
(b)	Per share data was calculated using average shares outstanding for the period.
(c)	Total return is at net asset value assuming all distributions are reinvested.
(d)	Total return is for the period indicated and is not annualized.
(e)	Annualized.
(f)	Includes dividends and fees on securities sold short.
(g)	Expense ratios for start-up periods may not be representative of longer-term operating periods.
(h)	Not annualized.

Amounts designated as “—” are $0.

24	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland HFR Equity Hedge ETF

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended 12/31/15 (unaudited)		For the Period Ended 06/30/15(a)

Net Asset Value, Beginning of Period	$19.77		$20.00
Income from Investment Operations:
Net investment loss(b)	(0.09)		(0.01)
Net realized and unrealized loss	(0.77)		(0.22)

Total from investment operations	(0.86)		(0.23)
Net Asset Value, End of Period	$18.91		$19.77
Total return(c)	(4.35	)%(d)	(1.15	)%(d)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000s)	$9,455		$9,887
Gross operating expenses(f)	1.79	%(e)	1.69	%(e)(g)
Net operating expenses(f)	1.79	%(e)	1.69	%(e)(g)
Dividends and fees on securities sold short	0.71	%(e)	0.84	%(e)(g)
Net operating expenses (excluding dividends and fees on securities sold short)	1.08	%(e)	0.85	%(e)
Net investment loss	(0.98	)%(e)	(0.52	)%(e)
Portfolio turnover rate	65	%(h)	16	%(h)

(a)	The Highland HFR Equity Hedge ETF commenced operations on June 1, 2015.
(b)	Per share data was calculated using average shares outstanding for the period.
(c)	Total return is at net asset value assuming all distributions are reinvested.
(d)	Total return is for the period indicated and is not annualized.
(e)	Annualized.
(f)	Includes dividends and fees on securities sold short.
(g)	Expense ratios for start-up periods may not be representative of longer-term operating periods.
(h)	Not annualized.

See accompanying Notes to Financial Statements.	25

NOTES TO FINANCIAL STATEMENTS (unaudited)

December 31, 2015	Highland Funds I

Note 1. Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eight separate portfolios. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF, Highland HFR Global ETF (“HFR Global ETF”), Highland HFR Event-Driven ETF (“HFR Event-Driven ETF”) and Highland HFR Equity Hedge ETF (“HFR Equity Hedge ETF”) (each a “Fund” and, collectively, the “Funds”). Each Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately. On November 6, 2012, the Highland/ iBoxx Senior Loan ETF issued 1,500,000 shares. The beginning net assets of the Fund on such date were $30,000,000. On June 1, 2015, HFR Global ETF, HFR Event-Driven ETF and HFR Equity Hedge ETF each issued 500,000 shares. The beginning net assets of each Fund on such date were $10,000,000.

Investment Objectives

The investment objectives of the Funds are as follows:

Highland/iBoxx Senior Loan ETF. To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Markit iBoxx USD Liquid Leveraged Loan Index.

HFR Global ETF. To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the HFRL Global Index.

HFR Event-Driven ETF. To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the HFRL Event-Driven Index.

HFR Equity Hedge ETF. To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the HFRL Equity Hedge Index.

Fund Shares

Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares of the Funds may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only to authorized participants who have entered into agreements with the Funds’ distributor (“Authorized Participants”) in exchange for the deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as Creation Units, each of which comprises 100,000 shares for Highland/iBoxx Senior Loan ETF and 50,000 shares for HFR Global ETF, HFR Event-Driven ETF and HFR Equity Hedge

ETF. Once created, shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. Each Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Valuation of Investments

In computing each Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotation will be valued pursuant to policies adopted by the Funds’ Board of Trustees. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, each Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing and have been approved by the Funds’ Board of Trustees (the “Board”).

26	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

Securities for which market quotations are not readily available and for which each Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of each Fund’s NAV), will be valued by each Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, each Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that each Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Funds.

The NAV shown in a Fund’s financial statements may vary from the NAV published by the Fund as of its fiscal year end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of the Fund’s portfolio securities as of the Fund’s fiscal year end that became available prior to the completion of this annual report that was not available at the time the Fund’s NAV as of its fiscal year end was published.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation.

The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Funds have obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2015, the Funds’ investments consisted of senior loans, corporate bonds and notes, common stocks, exchange traded funds and securities sold short. The fair value of the Funds’ loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited

Semi-Annual Report	27

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price on a recognized securities exchange they trade on, if applicable. The fair value of the Funds’ common stocks and exchange-traded funds that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the levels of inputs used to value the Funds’ assets as of December 31, 2015 is as follows:

	Total Market Value at 12/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$226,920,049	$—	$226,920,049	$—
Foreign Domiciled Senior Loans*	61,995,274	—	61,995,274	—

Total	$288,915,323	$—	$288,915,323	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

	Total Market Value at 12/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland HFR Global ETF
Assets
Common Stock*	$3,928,476	$3,928,476	$—	$—
Corporate Bonds*	2,195,898	—	2,195,898	—
Exchange Traded Funds	965,870	965,870	—	—
Foreign Common Stock*	218,529	218,529	—	—

Total	$7,308,773	$5,112,875	$2,195,898	$—

Securities Sold Short
Exchange Traded Funds	$(1,800,258)	$(1,800,258)	$—	$—
Common Stock*	(740,928)	(740,928)	—	—
Foreign Common Stock*	(190,810)	(190,810)	—	—

Total Securities Sold Short	$(2,731,996)	$(2,731,996)	$—	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

28	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

	Total Market Value at 12/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland HFR Event-Driven ETF
Assets
Common Stock*	$6,554,285	$6,554,285	$—	$—
Corporate Bonds*	1,453,700	—	1,453,700	—
Foreign Common Stock*	1,117,340	1,117,340	—	—

Total	$9,125,325	$7,671,625	$1,453,700	$—

Securities Sold Short
Exchange Traded Funds	$(1,675,280)	$(1,675,280)	$—	$—
Common Stock*	(1,199,650)	(1,199,650)	—	—
Foreign Common Stock*	(167,985)	(167,985)	—	—

Total Securities Sold Short	$(3,042,915)	$(3,042,915)	$—	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

	Total Market Value at 12/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland HFR Equity Hedge ETF
Assets
Common Stock*	$5,072,194	$5,072,194	$—	$—
Foreign Common Stock*	846,907	846,907	—	—
Exchange Traded Fund	144,418	144,418	—	—

Total	$6,063,519	$6,063,519	$—	$—

Securities Sold Short
Exchange Traded Funds	$(1,856,764)	$(1,856,764)	$—	$—
Foreign Common Stock*	(290,862)	(290,862)	—	—
Common Stock*	(278,426)	(278,426)	—	—

Total Securities Sold Short	$(2,426,052)	$(2,426,052)	$—	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

For the period ended December 31, 2015 there were no transfers within the Funds between Level 1, Level 2 or Level 3. For the period ended December 31, 2015, there were no Level 3 investments.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes.

Cash and Cash Equivalents

The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are

Semi-Annual Report	29

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

HFR Global ETF, HFR Event-Driven ETF and HFR Equity Hedge ETF may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. As of December 31, 2015, the HFR Global ETF, HFR Event-Driven ETF and HFR Equity Hedge ETF held securities sold short. Securities valued at $3,827,630, $2,650,269 and $4,791,826 were posted as collateral in the HFR Global ETF, HFR Event-Driven ETF and HFR Equity Hedge ETF, respectively.

Creation Units

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of each Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Income Recognition

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums of debt instruments.

U.S. Federal Income Tax Status

Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of their taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, each Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that it should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior tax year), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Distributions to Shareholders

Each Fund intends to pay distributions from net investment income, if any, on a monthly basis. Each Fund intends to pay net realized capital gains, if any, on an annual basis.

Note 3. U.S. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year or period ended June 30, 2015, permanent differences chiefly resulting from dividend expense reclasses, return of capital and foreign currency

30	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

transactions were identified and reclassified among the components of the Funds’ net assets as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Highland/iBoxx Senior Loan ETF	$54,483	$—	$(54,483)
Highland HFR Global ETF	2,965	(2,965)	—
Highland HFR Event- Driven ETF	2,058	(2,058)	—
Highland HFR Equity Hedge ETF	1,015	(1,015)	—

The tax character of distributions paid during the prior two fiscal years ended June 30, was as follows:

	Distributions paid from:
	Ordinary Income*	Long- Term Capital Gains	Return of Capital
Highland/iBoxx Senior Loan ETF
2015	$11,292,490	$—	$54,483
2014	6,633,867	—	72,785

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

As of June 30, 2015, the Funds’ most recent tax year end, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Net Unrealized Depreciation*	Undistributed Ordinary Income	Other Temporary Differences	Late-Year Loss Deferral
Highland/iBoxx Senior Loan ETF	$(3,331,085)	$(7,121,012)	$—	$1	$—
Highland HFR Global ETF	(6,213)	(187,076)	26,210	—	—
Highland HFR Event-Driven ETF	(6,482)	(174,147)	9,478	—	—
Highland HFR Equity Hedge ETF	(1,145)	(108,367)	—	—	(3,140)

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales.

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2015 through June 30, 2015 and specified losses realized on investment transactions from November 1, 2014 through June 30, 2015, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions as of June 30, 2015 are as follows:

	Short- Term Loss	Long- Term Loss	Total
Highland/iBoxx Senior Loan ETF	$(2,163,036)	$(1,168,049)	$(3,331,085)
Highland HFR Global ETF	(6,213)	—	(6,213)
Highland HFR Event-Driven ETF	(6,482)	—	(6,482)
Highland HFR Equity Hedge ETF	(1,145)	—	(1,145)

Unrealized appreciation and depreciation at December 31, 2015, based on cost of investments for U.S. federal income tax purposes (excluding securities sold short), was:

	Gross Appreciation	Gross Depreciation	Net Depreciation*	Cost
Highland/iBoxx Senior Loan ETF	$47,176	$(21,304,298)	$(21,257,122)	$310,172,445
Highland HFR Global ETF	143,900	(642,906)	(499,006)	7,807,779
Highland HFR Event- Driven ETF	341,537	(1,364,955)	(1,023,418)	10,148,743
Highland HFR Equity Hedge ETF	241,816	(400,457)	(158,641)	6,222,160

*	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales.

Semi-Annual Report	31

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

Note 4. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees

The Investment Adviser receives from the Highland/iBoxx Senior Loan ETF, HFR Global ETF, HFR Event-Driven ETF and HFR Equity Hedge ETF monthly investment advisory fees, computed and accrued daily based on the Average Daily Managed Assets of each Fund, at the annual rate of 0.45%, 0.85%, 0.85% and 0.85%, respectively.

“Average Daily Managed Assets” of a Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). The Adviser is responsible for all of the expenses of HFR Global ETF, HFR Event-Driven ETF and HFR Equity Hedge ETF, excluding the management fee, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

Administration Fees

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. For its services under the Administration Agreement, the Administrator receives a monthly administration fee from the Funds, calculated and assessed in arrears based on the aggregate net assets of the Funds, subject to an annual minimum fee. For the period ended December 31, 2015, Highland/iBoxx Senior Loan ETF paid $126,977 for these services.

Service and Distribution Fees

SEI Investments Distribution Co. (the “Distributor) serves as the Funds’ underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all cost of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of taxes, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Highland/iBoxx Senior Loan ETF (for purposes of this section only, the “Fund”) to 0.55% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2016, and may not be terminated prior to this date without the action or consent of the Board. The Trust, on behalf of the Fund, has contractually agreed to pay the Adviser all amounts previously paid, waived or reimbursed by the Adviser with respect to the Fund pursuant to the Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses (excluding Excluded Expenses) of the Fund, in the aggregate, would not cause the Fund’s total annual operating expenses in any such year to exceed the amount of the Expense Cap or any other agreed upon expense limitation for that year, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Adviser more than thirty-six (36) months from the date such amounts were paid, waived or reimbursed. The Adviser may not recoup any amounts previously paid, waived or reimbursed under the Expense Cap before payment of the Fund’s operating expenses for the year in which the Adviser intends to recoup such amounts.

As of December 31, 2015, pursuant to the above, fees previously waived and reimbursed by the Investment Adviser that may be subject to possible future reimbursement to the Investment Adviser were $371,764 expiring in 2016, $490,642 expiring in 2017, $526,374 expiring in 2018 and $262,996 expiring in 2019.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act, which are each advised by the Investment Adviser or its affiliated advisers as of the date of this report. Although the Funds believe that Mr. Powell is technically no longer an “interested person” of the Funds, in light of his previous employment with the Investment Adviser and an affiliate of the Investment

32	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

Adviser, it is possible that the SEC might in the future determine Mr. Powell to be an “interested person” of the Funds. Therefore, the Funds intend to treat Mr. Powell as an “interested person” of the Funds for all purposes other than compensation (Mr. Powell will be compensated at the same rate as the Independent Trustees) from December 16, 2015 until December 4, 2017 (the second anniversary of his resignation). The Funds pay no compensation to their officers, all of whom are employees of the Investment Adviser.

Note 5. Portfolio Information

For the period ended December 31, 2015, the cost of purchases and the proceeds from sales of the Funds’ portfolio securities (excluding in-kind transactions and short-term investments) amounted to the following:

	U.S. Government Securities*		Other Securities
	Purchases	Sales	Purchases	Sales
Highland/iBoxx Senior Loan ETF	$—	$—	$66,992,692	$65,756,069
Highland HFR Global ETF	—	—	8,785,923	11,102,151
Highland HFR Event-Driven ETF	—	—	9,826,044	8,158,425
Highland HFR Equity Hedge ETF	—	—	4,599,104	6,305,476

*	The Funds did not have any purchases or sales of U.S. Government Securities for the period ended December 31, 2015.

Note 6. Indemnification

Each Fund has a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Note 7. Disclosure of Significant Risks and Contingencies

Counterparty Risk

A counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Risk

Investments rated below investment grade are commonly referred to as “high yield securities” or “junk securities”. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Investments in high-yield securities may result in greater NAV fluctuation than if the Funds did not make such investments.

Corporate debt obligations, including senior loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of a Fund.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Debt Securities and Leveraged Loans Risk

The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Such changes may be greater among debt securities with longer maturities. Leveraged loans are subject to the same risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also especially subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.

Focused Investment Risk

The Funds’ investments in senior loans arranged through private negotiations between a borrower and several financial institutions may expose the Funds to risks associated with the financial services industry. The financial services industry is subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments financial services companies can make and the interest rates and fees they

Semi-Annual Report	33

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Because financial services companies are highly dependent on short-term interest rates, they can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations. Losses resulting from financial difficulties of borrowers can negatively affect financial services companies.

Industry Concentration Risk

Because a Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, a Fund’s performance largely depends on the overall condition of such industry or group of industries and a Fund is susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries.

Lender Liability Risk

A number of judicial decisions have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories founded upon the premise that an institutional lender has violated a duty of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in a creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Funds’ investments, the Funds or the Investments Adviser could be subject to such liability.

Market Risk

The Funds’ share price will fluctuate with changes in the market value of its portfolio securities. Many factors can affect this value and you may lose money by investing in the Funds.

Non-Diversification Risk

Due to the nature of each Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Funds’ portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of the Funds’ portfolios in any one or a few issuers may result in the Funds’ shares being more sensitive to the economic results of those few issuers.

Non-Payment Risk

Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the Funds’ NAV and the market price of the Funds’ shares.

Ongoing Monitoring Risk

On behalf of the several lenders, the agent generally will be required to administer and manage the senior loans and, with respect to collateralized senior loans, to service or monitor the collateral. Financial difficulties of agents can pose a risk to each Fund. Unless, under the terms of the loan, a Fund has direct recourse against the borrower, a Fund may have to rely on the agent or other financial intermediary to apply appropriate credit remedies against a borrower.

Regulatory Risk

To the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of Senior Loan interests for investment by the Funds may be adversely affected.

Short Sale Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Note 8. Credit Agreement

Effective November 2, 2012, the iBoxx Senior Loan ETF entered into a $25,000,000 credit agreement (the “Credit Agreement”) with State Street Bank, with an expiration date of November 1, 2013. On May 24, 2013, the Credit Agreement expiration date was extended to May 23, 2014. On May 23, 2014, the Credit Agreement expiration date

34	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

December 31, 2015	Highland Funds I

was extended to May 22, 2015. On October 27, 2014, the Credit Agreement was amended to raise the maximum borrowing amount to $150,000,000. On May 22, 2015, the Credit Agreement expiration date was extended to May 20, 2016. On August 31, 2015 the Credit Agreement was amended to include the addition of three new funds; (a) Highland HFR Equity Hedge ETF, (b) Highland HFR Event-Driven ETF and (c) Highland HFR Global ETF, each a series of Highland Funds I. Interest is charged at a rate equal to the higher of the federal funds rate or adjusted LIBOR plus 1.25% per annum based on any outstanding borrowings. In addition, a commitment fee of 0.20% per annum is charged. The Commitment fees are included in Other Expenses in the Statement of Operations.

During the period ended December 31, 2015, the Funds did not have any outstanding borrowings.

Note 9. Change of Independent Registered Public Accounting Firm

The Funds have selected KPMG, LLP (“KPMG”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ended June 30, 2016. The decision to select KPMG was recommended by the Funds’ Audit Committee and approved by the Board on September 11, 2015. With respect to the Funds’ fiscal years ended June 30, 2014 and June 30, 2015, for which PricewaterhouseCoopers, LLP (“PwC”) served as the Funds’ independent registered public accounting firm, neither the Funds, nor anyone on their behalf, consulted with KPMG on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of PwC. The decision not to renew the engagement of PwC, effective upon its completion of its audit for the fiscal year ended June 30, 2015, and to select KPMG was recommended by the Funds’ Audit Committee and approved by the Board. PwC’s report on the Funds’ financial statements for the fiscal years ended June 30, 2014 and June 30, 2015 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. With respect to the Funds’ fiscal years ended June 30, 2014 and June 30, 2015, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of

PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Note 10. New Accounting Pronouncements

In February 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-02 regarding “Consolidation (Topic 810): Amendments to the Consolidation Analysis”. The amendments in this update are effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. ASU No. 2015-02 will modify the evaluation of limited partnerships and similar legal entities as variable interest entities (VIEs). This update will eliminate the presumption that a general partner should consolidate a limited partnership. This update also affects the consolidation analysis of reporting entities that are involved with VIEs. The update also provides a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements similar to Rule 2a-7 of the investment Company Act of 1940 for registered money market funds.

In April 2015, FASB issued ASU No. 2015-03 regarding “Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs”. The amendments in this update are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-03 will simplify the presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments.

In May 2015, FASB issued ASU No. 2015-07 regarding “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance.

At this time management is evaluating the implications of these ASU’s and their impact on the financial statement disclosures has not yet been determined.

Semi-Annual Report	35

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

December 31, 2015	Highland Funds I

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

36	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

December 31, 2015	Highland Funds I

Additional Portfolio Information

Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the bid and the ask on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at current Market Prices. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. Further information regarding premiums and discounts for the Fund is available on the Funds’ website at www.highlandfunds.com.

The Investment Adviser and its affiliates manage other accounts, including private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When a Fund and one or more other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each are allocated in a manner believed by the Investment Adviser to be equitable over time. The Investment Adviser may aggregate orders, which may include orders for accounts in which the Investment Adviser or its affiliates have an interest, to purchase and sell securities to obtain favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all participating accounts, in some cases these activities may adversely affect the price paid or received or the size of the position obtained by or disposed of for a Fund.

Where trades are aggregated, the investments or proceeds, as well as the expenses incurred, will be allocated by the Investment Adviser in a manner designed to be equitable and consistent with the Investment Adviser’s fiduciary duty to the Funds and its other clients (including its duty to seek to obtain best execution of client trades).

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period July 1, 2015 through December 31, 2015, unless otherwise indicated. This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Funds’ actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Funds’ investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You

Semi-Annual Report	37

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2015	Highland Funds I

may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/15	Ending Account Value 12/31/15	Annualized Expense Ratios	Expenses Paid During Period*	Actual Returns for Period
Highland/iBoxx Senior Loan ETF
Actual Fund Return	$1,000.00	$961.70	0.55%	$2.72	(3.83)%
Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80	2.24%
Highland HFR Global ETF
Actual Fund Return	$1,000.00	$965.00	2.01%	$9.96	(3.50)%
Hypothetical	$1,000.00	$1,015.07	2.01%	$10.21	1.69%
Highland HFR Event-Driven ETF
Actual Fund Return	$1,000.00	$909.40	2.08%	$10.01	(9.06)%
Hypothetical	$1,000.00	$1,014.72	2.08%	$10.56	1.63%
Highland HFR Equity Hedge ETF
Actual Fund Return	$1,000.00	$956.50	1.79%	$8.83	(4.35)%
Hypothetical	$1,000.00	$1,016.18	1.79%	$9.10	1.79%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the hypothetical six-month period, multiplied by 184/365 (to reflect the one-half year period).

Approval of Highland/iBoxx Senior Loan ETF

Advisory Agreement

The Fund has retained the Investment Adviser to manage the assets of the Fund pursuant to an investment advisory agreement between the Investment Adviser and the Fund (the “Advisory Agreement”). The Advisory Agreement has been approved by the Fund’s Board of Trustees, including a majority of the Independent Trustees.

The Advisory Agreement continues in effect from year-to-year, provided that such continuance is specifically approved at least annually by the vote of holders of at least a majority of the outstanding shares of the Fund or by the Board of Trustees and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

At a meeting held on August 27, 2015, the Board of Trustees gave preliminary consideration to information bearing on the continuation of the Advisory Agreement for a one-year period commencing September 21, 2015. The primary purpose of the meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in evaluating the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

At a meeting held on September 10-11, 2015, the Board of Trustees, including the Independent Trustees, approved the continuance of the Advisory Agreement for a one-year period commencing September 21, 2015. As part of its review process, the Board of Trustees requested, through its independent legal counsel, and received from the Investment Adviser, various information and written materials in connection with meetings of the Board of Trustees held on August 27, 2015 and September 10-11, 2015, including: (1) information regarding the financial soundness of the Investment Adviser and the profitability of the Advisory Agreement to the Investment Adviser; (2) information on the advisory and compliance personnel of the Investment Adviser, including compensation arrangements for portfolio managers; (3) information on the internal compliance procedures of the Investment Adviser; (4) comparative information showing how the Fund’s fees and operating expenses compare to those of other registered investment companies and comparable funds that follow investment strategies similar to those of the Fund; (5) information on the investment performance of the Fund, including comparisons of the Fund’s performance against that of other registered investment companies and comparable funds that follow investment strategies similar to those of the Fund; (6) information regarding brokerage and portfolio transactions; and

38	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2015	Highland Funds I

(7) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. The Trustees also relied on information provided at periodic meetings of the Board of Trustees over the course of the year. In addition, the Trustees received an independent report from Morningstar Associates LLC (“Morningstar”), an independent source of investment company data, relating to the Fund’s performance, volatility and expenses compared to the performance, volatility and expenses of a peer group determined by Morningstar to be comparable. The Trustees reviewed various factors discussed in independent counsel’s legal memoranda, the detailed information provided by the Investment Adviser and other relevant information and factors. The Trustees’ conclusion as to the approval of the Advisory Agreement was based on a comprehensive consideration of all information provided to the Trustees without any single factor being dispositive in and of itself.

Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The nature, extent, and quality of the services to be provided by the Investment Adviser

The Board of Trustees considered the portfolio management services to be provided by the Investment Adviser under the Advisory Agreement and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff.

The Board of Trustees discussed the relevant experience and qualifications of the personnel providing advisory services, including the background and experience of the members of the Fund’s portfolio management team and portfolio manager compensation arrangements. The Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. The Trustees also reviewed and discussed information regarding the Investment Adviser’s compliance policies, procedures and personnel. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement, and that the nature and the quality of such advisory services were satisfactory.

The Investment Adviser’s historical performance in managing the Fund

With respect to the Advisory Agreement, the Board of Trustees reviewed the historical performance of the Investment Adviser and the Fund’s portfolio management team in managing the Fund over various time periods and reflected on previous discussions regarding matters bearing on the Investment Adviser’s performance at their meetings throughout the year. With respect to the Fund, the Trustees discussed relative performance and contrasted the performance of the Fund and its portfolio management team to that of the Fund’s peers, as represented by certain other registered investment companies that follow investment strategies similar to the Fund as well as a comparable index and the Fund’s Morningstar peer group. The Trustees also considered the quarterly tracking error reports they receive with respect to the Fund.

Among other data relating specifically to the Fund’s performance, the Board of Trustees considered that the Fund had underperformed its category median and its peer group median, as well as its benchmark for the one-year period ended June 30, 2015. The Trustees also took into account management’s discussion of the Fund’s performance. The Trustees concluded that the Fund’s performance and other relevant factors supported the renewal of the Advisory Agreement.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from their relationship with the Fund

The Board of Trustees also gave substantial consideration to the fees payable under the Advisory Agreement, the expenses that the Investment Adviser incurs in providing advisory services and the profitability to the Investment Adviser of managing the Fund, including: (1) information regarding the financial condition of the Investment Adviser; (2) information regarding the total fees and payments received by the Investment Adviser for its services and whether such fees are appropriate given economies of scale and other considerations; and (3) comparative information showing (a) the fees payable under the Advisory Agreement and the actual fees paid by the Fund to the Investment Adviser versus the investment advisory fees of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Fund and (b) the expense ratios of the Fund relative to the expense ratios of certain registered investment companies and comparable funds that follow investment strategies similar to those of the Fund. The Trustees also considered the so-called “fall-out benefits” to the Investment Adviser with respect to the Fund, such as the reputational value of serving as Investment Adviser to the Fund and the benefits of research made available to the Investment Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Board of Trustees considered that the Fund’s

Semi-Annual Report	39

ADDITIONAL INFORMATION (unaudited) (continued)

December 31, 2015	Highland Funds I

actual management fees and total expense ratio (before any fee waivers or expense reimbursements) were lower than its peer group median and its category median. The Trustees further noted that the Investment Adviser had agreed to waive fees and/or reimburse expenses to cap the total annual fund operating expense to 0.55% of the average daily net assets of the Fund through at least October 31, 2016, and that this waiver may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. After such review, the Trustees determined that the profitability to the Investment Adviser with respect to the Advisory Agreement was fair and reasonable. The Trustees also took into consideration the amounts waived and/or reimbursed, if any, under the expense cap/fee waiver.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders

The Board of Trustees considered the asset levels of the Fund, the information provided by the Investment Adviser relating to its costs and information comparing the fee rate charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients.

The Trustees concluded that the fee structure is reasonable, and appropriately should result in a sharing of economies of scale in view of the information provided by the Investment Adviser. The Board determined to continue to review ways, and the extent to which, economies of scale might be shared between the Investment Adviser on the one hand and shareholders of the Fund on the other. The Board of Trustees also requested that the Investment Adviser consider ways in which economies of scale can be shared with Fund shareholders.

Conclusion

Following a further discussion of the factors above and the merits of the Advisory Agreement and its various provisions, it was noted that in considering the approval of the Advisory Agreement, no single factor was determinative to the decision of the Board of Trustees. Rather, after weighing all of the factors and reasons discussed above, the Trustees, including the Independent Trustees, unanimously agreed that the Advisory Agreement, including the advisory fees to be paid to the Investment Adviser is reasonable to the Fund in light of the services that the Investment Adviser provides, the expenses that it incurs and the reasonably foreseeable asset levels of the Fund.

40	Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

State Street Bank and Trust Company

200 Clarendon Street, 16th Floor

Boston, MA 02116

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Custodian

State Street Bank and Trust Company

200 Clarendon Street, 16th Floor

Boston, MA 02116

Independent Registered Public

Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report has been prepared for shareholders of the Highland/iBoxx Senior Loan ETF, Highland HFR Global ETF, Highland HFR Event-Driven ETF and Highland HFR Equity Hedge ETF (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-855-799-4757 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period are available (i) without charge, upon request, by calling 1-855-799-4757 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statement of Additional Information includes additional information about the Funds’ Trustees and are available upon request without charge by calling 1-855-799-4757.

Semi-Annual Report	41

HIGHLAND CAPITAL
MANAGEMENT
200 Clarendon Street, 16th Floor Boston, MA 02116
Highland Funds I Semi-Annual Report December 31, 2015
www.highlandfunds.com HFI-ETF-SAR-1215

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)         Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Shareholders filed under Item 1 of this form.

(b)         Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item  9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Highland Fund I’s (the “Registrant”) Board of Trustees.

Item 11. Controls and Procedures.

(a)       The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By (Signature and Title):	/s/ J. Bradley Ross
J. Bradley Ross
President and Principal Executive Officer

Date:    March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ J. Bradley Ross
J. Bradley Ross
President and Principal Executive Officer

Date:    March 4, 2016

By (Signature and Title):	/s/ Brian Mitts
Brian Mitts
Secretary, Principal Accounting Officer
and Principal Financial Officer

Date:    March 4, 2016